              As Filed With the Securities and Exchange Commission
                                February 28, 1997


                                                        Registration No. 2-28097
                                                        ------------------------

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       ----------------------------------
                                    FORM N-1A

            Registration Statement Under the Securities Act of 1933_
                          Pre-Effective Amendment No._
                        Post-Effective Amendment No. 46 x
                                                        -
                                     and/or
        Registration Statement Under the Investment Company Act of 1940_
                               Amendment No. 32 x
                                                -
                        (Check appropriate box or boxes)

                       ----------------------------------

                       THE ENTERPRISE GROUP OF FUNDS, INC.
                           (Exact Name of Registrant)

                                    Suite 450
                               3343 Peachtree Road
                             Atlanta, Georgia 30326
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (404) 261-1116

                             Catherine R. McClellan
                                    Suite 450
                            3343 Peachtree Road, N.E.
                           Atlanta, Georgia 30326-1022
                     (Name and Address of Agent for Service)


  It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     -----
          on            pursuant to paragraph (b)
     -----   ---------
           60 days after filing pursuant to paragraph (a)
     -----
       X   on May 1, 1997 pursuant to paragraph (a) of Rule 485
     -----    -----------


                    DECLARATION PURSUANT TO RULE 24f-2(a)(l)

The Registrant has registered an indefinite number of shares of Common Stock, $0.10 par value of the Registrant under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed with the Securities and Exchange Commission on February 24, 1997.

                              Cross Reference Sheet

Form N-lA
  Item
----------

                                                                           Prospectus Caption
                                                                           ------------------
 Part A
 ------
 1.      Cover Page...........................................................  The Enterprise Group of Funds, Inc.
 2.      Synopsis.............................................................  Prospectus Summary
 3.      Condensed Financial Information......................................  Condensed Financial Information
 4.      General Description of Registrant....................................  The Enterprise Group of Funds, Inc.;
                                                                                General Information - Organization of the Fund
 5.      Management of the Fund...............................................  Management of the Fund
 5A.     Management's Discussion of Fund Performance..........................  Refer to Annual Report
 6.      Capital Stock and Other Securities...................................  General Information - Capital Stock
 7.      Purchase of Securities Being Offered.................................  How To Purchase Portfolio Shares
 8.      Redemption or Repurchase.............................................  How to Redeem Portfolio Shares
 9.      Legal Proceedings....................................................  Not Applicable

                                                                           Statement of Additional
 Part B                                                                    Information Caption
 ------                                                                    -------------------
10.      Cover Page...........................................................  Cover Page
11.      Table of Contents....................................................  Table of Contents
12.      General Information and History......................................  General Information and History
13.      Investment Objectives and Policies...................................  Investment Objectives and Investment Restrictions
14.      Management of the Registrant.........................................  Management of the Fund
15.      Control Persons and Principal of Securities..........................  Management of the Fund
16.      Investment Advisory and Other Services...............................  Investment Advisory and Other Services
17.      Brokerage Allocation and other Practices.............................  Portfolio Transactions and Brokerage
18.      Capital Stock and Other Securities...................................  Not Applicable
19.      Purchase, Redemption and Pricing of Securities
         Being Offered........................................................  Purchase, Redemption and Pricing of Securities
                                                                                Being Offered
20.      Tax Status...........................................................  Not Applicable
21.      Underwriters.........................................................  Purchase, Redemption and Pricing of Securities
                                                                                Being Offered
22.      Calculation of Yield Quotations of Money Market Funds................  Performance Comparisons
23.      Financial Statements.................................................  Financial Statements

Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                       THE ENTERPRISE GROUP OF FUNDS, INC.
                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                 For Shareholder Information Call 1-800-368-3527

                          PROSPECTUS DATED MAY 1, 1997

The Enterprise Group of Funds, Inc. (the "Fund") is a series of mutual funds that seeks to provide investors a broad range of investment alternatives through its 13 separate Portfolios. Each Portfolio is managed as if it were a separate mutual fund issuing its own shares. The Fund's principal investment adviser, Enterprise Capital Management, Inc., selects, separate sub-advisers referred to as "Portfolio Managers" that provide investment advice for the Portfolios and that are selected on the basis of able investment performance in their respective areas of responsibility.

Equity Portfolios                            Income Portfolios
-----------------                            -----------------
         Growth Portfolio                       Government Securities Portfolio
         Growth and Income Portfolio            High-Yield Bond Portfolio
         Equity Portfolio                       Tax-Exempt Income Portfolio
         Equity Income Portfolio
         Capital Appreciation Portfolio       Flexible Portfolio
                                              ------------------
         Small Company Growth Portfolio         Managed Portfolio
         Small Company Value Portfolio
         International Growth Portfolio      Money Market Portfolio
                                             ----------------------
                                                Money Market Portfolio

This Prospectus explains concisely what you should know about the Fund and its Portfolios before you consider investing. Please read this Prospectus and retain it for future reference. Additional information, contained in a "Statement of Additional Information," dated May 1, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing or calling the Fund. It is incorporated by reference into this Prospectus (which means that it is legally part of it).

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE HIGH-YIELD BOND PORTFOLIO INVESTS SIGNIFICANTLY IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL AND HAVE SPECIAL RISKS. THEY MAY NOT BE SUITABLE FOR ALL INVESTORS. PLEASE READ THE RISK INFORMATION CAREFULLY.

PLEASE NOTE THAT THESE FUNDS ARE NOT BANK DEPOSITS; ARE NOT FEDERALLY INSURED; ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL(S).

---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
                                                     GROWTH AND                                       CAPITAL       SMALL COMPANY
      SUMMARY OF FUND EXPENSES         GROWTH          INCOME          EQUITY       EQUITY INCOME   APPRECIATION       GROWTH
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
=================================   ==============  ==============  ==============  ==============  ==============  ==============
                 CLASS OF SHARES:    A    B    C     A    B    C     A    B    C     A    B    C     A    B    C     A    B    C
=================================   --------------  --------------  --------------  --------------  --------------  --------------
SHAREHOLDER TRANSACTION EXPENSES
=================================   --------------  --------------  --------------  --------------  --------------  --------------
Maximum Initial Sales Load
  Imposed on Purchase (as
  a % of offering price)            4.75 None None  4.75 None None  4.75 None None  4.75 None None  4.75 None None  4.75 None None
---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
Maximum Deferred Sales Load(1)      None 5.00 1.00  None 5.00 1.00  None 5.00 1.00  None 5.00 1.00  None 5.00 1.00  None 5.00 1.00
---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
Maximum Sales Load Imposed On
  Reinvested Dividends              None None None  None None None  None None None  None None None  None None None  None None None
---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
Exchange Fee                        None None None  None None None  None None None  None None None  None None None  None None None
=================================   ==============  ==============  ==============  ==============  ==============  ==============
ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
=================================   --------------  --------------  --------------  --------------  --------------  --------------
Management Fee(2)                   0.75 0.75 0.75  0.75 0.75 0.75  0.75 0.75 0.75  0.75 0.75 0.75  0.75 0.75 0.75  0.85 0.85 0.85
---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
12b-1 Fee (including service fees
  of .25%)(3)                       0.45 1.00 1.00  0.45 1.00 1.00  0.45 1.00 1.00  0.45 1.00 1.00  0.45 1.00 1.00  0.45 1.00 1.00
---------------------------------   --------------  --------------  --------------  --------------  --------------  --------------
Other Expenses                      0.33 0.35 0.35  0.30 0.30 0.30  0.40 0.40 0.40  0.30 0.30 0.30  0.55 0.55 0.55  0.55 0.55 0.55
=================================   ==============  ==============  ==============  ==============  ==============  ==============
TOTAL FUND OPERATING EXPENSES(4)    1.53 2.10 2.10  1.50 2.05 2.05  1.60 2.15 2.15  1.50 2.05 2.05  1.75 2.30 2.30  1.85 2.40 2.40
=================================   ==============  ==============  ==============  ==============  ==============  ==============

Example 1: You would pay the following expense over the indicated periods in each of the Funds on a $1,000 investment assuming (a) payment of the maximum sales charge, (b) a 5% annual return, and (c) retention of shares at the end of the time period. 10-year figures for Class B shares assume conversion to Class A shares after eight years.

  1
Year    62.00  21.00  21.00  62.00  21.00  21.00  63.00  22.00  22.00  62.00  21.00  21.00  63.00  22.00  22.00  65.00  24.00  24.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  3
Years   94.00  66.00  66.00  93.00  64.00  64.00  96.00  67.00  67.00  93.00  64.00  64.00  96.00  67.00  67.00 103.00  75.00  75.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  5
Years  127.00 113.00 113.00 125.00 110.00 110.00 130.00 115.00 115.00 125.00 110.00 110.00 130.00 115.00 115.00 143.00 128.00 128.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 10
years  221.00 229.00 243.00 218.00 224.00 238.00 228.00 234.00 248.00 218.00 238.00 238.00 228.00 234.00 247.00 254.00 260.00 274.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

Example 2: You would pay the following expenses over the indicated periods in each of the Funds on a $1,000 investment assuming (a) payment of the maximum sales charge, (b) a 5% annual return, and (c) redemption at the end of the time period. 10-year figures for Class B shares assume conversion to Class A shares after eight years.

  1
Year    62.00  71.00  31.00  62.00  71.00  31.00  63.00  72.00  32.00  62.00  71.00  31.00  63.00  72.00  32.00  65.00  74.00  34.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  3
Years   94.00 106.00  66.00  93.00 104.00  64.00  96.00 107.00  67.00  93.00 104.00  64.00  96.00 107.00  67.00 103.00 115.00  75.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  5
Years  127.00 133.00 113.00 125.00 130.00 110.00 130.00 135.00 115.00 138.00 143.00 110.00 130.00 135.00 115.00 143.00 148.00 128.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 10
years  221.00 229.00 243.00 218.00 224.00 238.00 228.00 234.00 248.00 218.00 224.00 238.00 228.00 234.00 247.00 254.00 260.00 274.00
-----  ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

THE EXAMPLES SHOULD NOT BE CONSIDERED INDICATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE, AND ACTUAL EXPENSES OR PERFORMANCE MAY VARY FROM THOSE SHOWN.


The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly.

(1) Certain purchases of Class A shares $1 million or more are not subject to front-end sales charges, but a contingent deferred sales charge ("CDSC") is imposed on the proceeds of such shares equal to 1% if the shares are redeemed within the first 24 months after the end of their purchase.

(2) These fees may higher than that of other Funds. However, the Board of Directors has determined that such fees are reasonable in light of the services, investment decisions and investment techniques employed.

(3) Includes a service fee of .25% of average net assets. See "Distributor's Agreement and Plan of Distribution." Long-term shareholders of a 12b-1 Fund may over time pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(4) The expense information set out above reflects a revised commitment of Enterprise Capital Management, Inc. effective January 1, 1996, to reimburse to the Fund's Portfolios a portion of the fees due it under the Investment Adviser's Agreement. That commitment provides that the Fund's total operating expenses for the Portfolios, on an annual basis, will not exceed the amounts set forth in the above table. By reason of the expense reimbursement commitment applicable in 1996, the actual expenses incurred by Class A and B shares of the Portfolio for 1996 were, on an annualized basis, Growth - 1.5%, 2.10%; Growth and Income - 1.5.%, 2.05%; Capital Appreciation - 1.60%, 2.14%; Small Company - 1.75%, 2.30%; International Growth - 2.0%, 2.55%; Government Securities - 1.30%, 1.85%; High-Yield Bond - 1.30%, 1.85%; Tax-Exempt Income - 1.25%, 1.80%;
Managed - 1.57%, 2.13%; and Money Market - 1.0%, 1.55%. Absent this reimbursement of fees, the ratio of expenses to average net assets for the Class A and B Portfolios for 1996 would have been as follows: Growth - 1.5%, 2.10%; Growth and Income - 1.68%, 2.23%; Capital Appreciation - 1.6%, 2.14%; Small Company - 2.38%, 2.92%, International Growth - 2.19%, 2.75%; Government Securities - 1.4%, 1.96%; High-Yield Bond - 1.50%, 2.05%; Tax-Exempt Bond - 1.40%, 1.96%; Managed - 1.57%, 2.13; and Money Market - 1.18%, 1.73%. Class C
shares of the Funds were initially offered on 5/1/97. Accordingly, expenses for Class C shares of the Funds represent estimates of what these expenses are expected to be for the 1997 fiscal year. See "management of the Fund," "Distributor's Agreement and Plan of Distribution," and "Brokerage
Transactions" for further information concerning expenses. For a separate $10 charge, redemptions for a maximum of $250,000 will be wired at your request.
For redemption information; please refer to page ________ of the Prospectus.

For accounts with a balance of $1,000 or less, as of July 31, a $25 fee per account registration per Portfolio for maintenance will apply, excluding Automatic Bank Draft Plan, Automatic Investment Plan, Retirement Plan and Savings Plan Accounts.

       SMALL COMPANY             INTERNATIONAL GROWTH             GOVERNMENT SEC.               HIGH-YIELD BOND
      VALUE PORTFOLIO                  PORTFOLIO                     PORTFOLIO                     PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
   A         B         C         A         B         C         A         B         C         A         B         C
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

  4.75      None      None      4.75      None      None      4.75      None      None      4.75      None      None
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  None      5.00      1.00      None      5.00      1.00      None      5.00      1.00      None      5.00      1.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  None      None      None      None      None      None      None      None      None      None      None      None
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  None      None      None      None      None      None      None      None      None      None      None      None
======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======


------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  0.75       ,75      0.75      0.85      0.85      0.75      0.60      0.60      0.60      0.60      0.60      0.60
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  0.45      1.00      1.00      0.45      1.00      1.00      0.45      1.00      1.00      0.45      1.00      1.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
  0.55      0.55      0.55      0.70      0.70      0.70      0.25      0.25      0.25      0.25      0.25      0.25
======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
  1.75      2.30      2.30      2.00      2.55      2.55      1.30      1.85      1.85      1.30      1.85      1.85
======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======    ======


------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 64.00     23.00     23.00     67.00     26.00     26.00     60.00     19.00     19.00     60.00     19.00     19.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
100.00     72.00     72.00    107.00     79.00     79.00     87.00     58.00     58.00     87.00     58.00     58.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
138.00    123.00    123.00    150.00    136.00    136.00    115.00    100.00    100.00    115.00    100.00    100.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
244.00    250.00    264.00    269.00    275.00    289.00    197.00    230.00    217.00    197.00    203.00    217.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------


------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
 64.00     73.00     33.00     67.00     76.00     36.00     60.00     69.00     29.00     60.00     69.00     29.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
100.00    112.00     72.00    107.00    119.00     79.00     87.00     98.00     58.00     87.00     98.00     58.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
138.00    143.00    123.00    115.00    156.00    136.00    115.00    120.00    100.00    115.00    120.00    100.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
244.00    250.00    264.00    218.00    275.00    289.00    197.00    203.00    217.00    197.00    203.00    217.00
------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------


         TAX-EXEMPT                     MANAGED                     MONEY MARKET
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO
--------------------------    --------------------------    -------------------------
   A         B         C         A         B         C         A         B        C
------    ------    ------    ------    ------    ------    ------    ------   ------
------    ------    ------    ------    ------    ------    ------    ------   ------

  4.75      None      None      4.75      None      None      None      None     None
------    ------    ------    ------    ------    ------    ------    ------   ------
  None      5.00      1.00      None      5.00      1.00      None      5.00     1.00
------    ------    ------    ------    ------    ------    ------    ------   ------

------    ------    ------    ------    ------    ------    ------    ------   ------
  None      None      None      None      None      None      None      None     None
------    ------    ------    ------    ------    ------    ------    ------   ------
  None      None      None      None      None      None      None      None     None
======    ======    ======    ======    ======    ======    ======    ======   ======


------    ------    ------    ------    ------    ------    ------    ------   ------
  0.50      0.50      0.50      0.75      0.75      0.75      0.35      0.35     0.35
------    ------    ------    ------    ------    ------    ------    ------   ------
  0.45      1.00      1.00      0.45      1.00      1.00      0.45      0.85     0.85
------    ------    ------    ------    ------    ------    ------    ------   ------
  0.30      0.30      0.30      0.55      0.55      0.55      0.35      0.35     0.35
------    ------    ------    ------    ------    ------    ------    ------   ------
  1.25      1.80      1.80      1.75      2.30      2.30      1.05      1.55     1.55
------    ------    ------    ------    ------    ------    ------    ------   ------


------    ------    ------    ------    ------    ------    ------    ------   ------
 60.00     18.00     18.00     63.00     22.00     22.00     10.00     16.00    16.00
------    ------    ------    ------    ------    ------    ------    ------   ------
 85.00     57.00     57.00     95.00     67.00     67.00     32.00     49.00    49.00
------    ------    ------    ------    ------    ------    ------    ------   ------
113.00     97.00     97.00    129.00    114.00    114.00     55.00     84.00    84.00
------    ------    ------    ------    ------    ------    ------    ------   ------
191.00    197.00    212.00    225.00    232.00    246.00    122.00    170.00   185.00
------    ------    ------    ------    ------    ------    ------    ------   ------


------    ------    ------    ------    ------    ------    ------    ------   ------
 60.00     68.00     28.00     63.00     72.00     32.00     10.00     66.00    26.00
------    ------    ------    ------    ------    ------    ------    ------   ------
 85.00     97.00     57.00     95.00    107.00     67.00     32.00     89.00    49.00
------    ------    ------    ------    ------    ------    ------    ------   ------
113.00    117.00     97.00    129.00    134.00    114.00     55.00    104.00    84.00
------    ------    ------    ------    ------    ------    ------    ------   ------
191.00    197.00    212.00    225.00    232.00    246.00    122.00    170.00   185.00
------    ------    ------    ------    ------    ------    ------    ------   ------

                       THE ENTERPRISE GROUP OF FUNDS, INC.
                               PROSPECTUS SUMMARY

Set forth below are the 13 Portfolios of the Fund, their Portfolio Managers and investment objectives. The Fund is a diversified, open-end management investment company. Enterprise Capital Management, Inc. serves as investment adviser. The Fund consists of common stock divided into 13 Portfolios consisting of four separate classes for each Portfolio. Shares are freely transferable within each class.

PORTFOLIO MANAGER                                    INVESTMENT OBJECTIVES
-----------------                                    ---------------------
EQUITY PORTFOLIOS

Growth Portfolio                    Capital appreciation, primarily from investments in common stocks.
Montag & Caldwell, Inc.
Atlanta, Georgia

Growth & Income Portfolio           Total return in excess of the total return of the Lipper
Retirement System Investors Inc.    Growth and Income Mutual Funds Average measured over a
New York, New York                  period of three to five years, by investing primarily in a broadly diversified group of large capitalization stocks.

Equity Portfolio                    Long term capital appreciation, primarily from investments in
OpCap Advisors                      securities of companies that are believed by the Portfolio
New York, New York                  Manager to be undervalued.

Equity Income Portfolio             A combination of growth and income to achieve an
1740 Advisers, Inc.                 above average and consistent total return, primarily from
New York, New York                  investments in dividend-paying common stocks.

Capital Appreciation Portfolio      Maximum capital appreciation, primarily through
Provident Investment                investment in common stock of companies that demonstrate
Counsel, Inc.                       accelerating earnings momentum and consistently strong
Pasadena, California                financial characteristics.

Small Company Growth Portfolio      Capital appreciation by investing primarily in common stocks of
Pilgrim Baxter & Associates         small capitalization companies believed by the Portfolio
Wayne, Pennsylvania                 Manager to have an outlook for strong earnings growth and
                                    potential for significant capital appreciation.

Small Company Value Portfolio       Maximum capital appreciation, primarily through
GAMCO Investors, Inc.               investment in the equity securities of companies that have a
Rye, New York                       market capitalization of no more than $1 billion.

International Growth Portfolio      Capital appreciation, primarily through a diversified portfolio
Brinson Partners, Inc.              of non-U.S. equity securities.
Chicago, Illinois

INCOME PORTFOLIOS

Government Securities Portfolio     Current income and safety of principal, primarily from
TCW Funds Management, Inc.          securities that are obligations of the U.S. Government, or its
Los Angeles, California             agencies, or its instrumentalities.

High-Yield Bond Portfolio           Maximum current income, primarily from debt securities that
Caywood-Scholl Capital              are rated Ba or lower by Moody's Investors Service, Inc. or
Management                          BB or lower by Standard & Poor's Corporation.
San Diego, California

Tax-Exempt Income Portfolio         A high level of current income exempt from federal income
Morgan Stanley Asset                tax, with consideration given to preservation of principal,
Management, Inc.                    primarily from investment in a diversified portfolio of long-
New York, New York                  term investment grade municipal bonds.

FLEXIBLE PORTFOLIO

Managed Portfolio                   Growth of capital over time through investment in a portfolio
OpCap Advisors                      consisting of common stocks, bonds and cash equivalents, the
New York, New York                  percentages of which will vary based on the Portfolio
                                    Manager's assessments of relative investment values.

MONEY MARKET PORTFOLIO

Money Market Portfolio              The highest possible level of current income consistent with
Enterprise Capital                  preservation of capital and liquidity of investing in
Management, Inc.                    obligations maturing in one year or less from the time of
Atlanta, Georgia                    purchase.


                             INVESTMENT RISK FACTORS

The risk characteristics of each Portfolio are different. In general, investors should consider the following risks: An investment in any of the Portfolios carries the risk that the net asset value of the Portfolio shares will fluctuate in response to market conditions. Further, an investment in any of the Income Portfolios carries the risk that the issuers of securities in the Income Portfolios may default on the payment of principal and interest. An investment in the High-Yield Bond Portfolio carries an increased risk that issuers of securities in which the High-Yield Bond Portfolio invests may default in the payment of principal and interest as compared to the risk of such defaults in the other Income Portfolios. In addition, an investment in the High-Yield Bond Portfolio may be subject to certain other risks relating to the market price, relative liquidity in the secondary market and sensitivity to interest rates and economic changes of the noninvestment grade securities in which the High-Yield Bond Portfolio invests that are higher than may be associated with higher rated, investment grade securities. The Small Company Growth and Small Company Value Portfolios carry an increased risk that smaller capitalization companies may experience higher growth rates and higher failure rates than do larger companies. The limited volume and frequency of trading of small capitalization companies may subject their stocks to greater price deviations than stocks of larger companies. The International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies. Because of the short-term nature of the Money Market Portfolio's investments, an investment in shares of the Money Market Portfolio is subject to relatively little market risk and financial risk, but is subject to a high level of current income volatility. In addition, the Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that this Portfolio will be able to maintain this constant net asset value. See "Certain Investment Techniques and Associated Risks."

                              PURCHASE ALTERNATIVES

Each Portfolio offers four Classes of shares: shares of each Class are generally offered at the net asset value next determined after receipt of your purchase order plus (i) an initial ("front-end") sales charge (Class A shares) or (ii) a deferred sales charge (Class B and C shares). The following is a brief description of the three Classes of shares offered by each Portfolio. Class Y shares for institutional investors is contained in a separate prospectus. For more complete descriptions of each Class of shares, see "How to Purchase Shares."

CLASS A SHARES:    Class A shares are sold with an initial sales charges of up to 4.75% of the offering price (for all Portfolios other than Money Market) and are subject to an ongoing distribution fee of 0.45% (0.30% for Money Market) of the Portfolio's average daily net assets. The initial sales charge may be waived or reduced in certain circumstances. Shares purchased pursuant to waiver of the initial sales charge are subject to a CDSC if redeemed within two years of purchase in certain circumstances.

CLASS B SHARES:    Class B shares do not incur an initial sales charge when
                   purchased but are subject to an ongoing service fee of 0.25% and an ongoing distribution fee of 0.75% (0.60% for Money Market) of the Portfolio's average daily net assets, and a CDSC if they are redeemed within six years of purchase.
                   Class B shares automatically convert to Class A shares (which are subject to lower ongoing expenses) eight years after purchase. Class B shares are available only to investors purchasing less than $250,000 in the aggregate.

CLASS C SHARES:    Class C shares are sold at net asset value per share without an initial sales charge but are subject to an ongoing service fee of 0.25% and an ongoing distribution fee of 0.75%
                   (0.60% for Money Market) of the portfolio's average daily net assets. If Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds.

SHAREHOLDER SERVICES

Automatic Reinvestment Plan
Automatic Bank Draft Plan
Automatic Investment Plan
Letter of Intent
Right of Accumulation
Check Writing (Class A Money Market Portfolio Shares Only)
Bank Purchase and Redemption Plan
Systematic Withdrawal Plan
Retirement Plans
24-Hour Account Information


          For more complete information about these plans and services, see "Shareholder Services" or
                      call The Enterprise Group of Funds at
                                 (800) 432-4320.

                              FINANCIAL HIGHLIGHTS
             (FOR A SHARE OUTSTANDING THROUGH THE PERIODS INDICATED)

The financial highlights which follow are part of the Fund's financial statements and are included in Fund's Annual Report to Shareholders. The Fund's 1996 Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information. Annual reports may be obtained without charge by calling the Fund at 800-368-3527. The Report contains information about the performances of the Portfolios.


(Registrant undertakes to submit Financial Highlights as part of a 485(b) filing on or before April 30,1997.)

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

The following descriptions of the Portfolios are intended to help you select the Portfolio which is appropriate for your investment objective. You may wish to pursue your objectives by investing in more than one Portfolio.

The investment objectives of each Portfolio may not be changed without approval of a majority of the outstanding voting securities of that Portfolio.

Equity Portfolios

Under normal market conditions, at least 65% of the net asset value of the eight Equity Portfolios will be invested in common equity securities. The remainder of the Equity Portfolios' assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasuries, notes and bonds, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), foreign stocks, rights and warrants.

The Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Small Company Growth and Small Company Value Portfolios invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Portfolios may invest up to 10% of its assets in securities of foreign issuers and up to 10% of its assets in illiquid, including restricted, securities. As noted below, the International Growth Portfolio invests principally in the securities of foreign issuers listed on recognized foreign exchanges, but may also invest in securities traded on the over-the-counter market.

Growth Portfolio

The objective of the Growth Portfolio is appreciation of capital primarily through investments in common stocks. The Portfolio's common stock selection emphasizes those companies having growth characteristics, but the Portfolio's investment policy recognizes that securities of other companies may be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The potential for appreciation of capital is the basis for investment decisions; any income is incidental.

Growth and Income

The objective of the Growth and Income Portfolio is to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average, measured over a period of three to five years, by investing primarily in a broadly diversified group of large capitalization companies. The Fund seeks this objective primarily through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the Portfolio Manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services of products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.

Under normal circumstances, the Growth and Income Portfolio expects to be as fully invested as practicable in equity-based securities, primarily common stocks, and will be at least 65% so invested. Equity-based securities may include securities convertible into common stocks and warrants to purchase common stocks.

In general, the Portfolio will invest in stocks of companies with market capitalizations in excess of $750 million. Although there is no assurance that the Portfolio will meet its objective, the securities held in the Growth and Income Portfolio will generally reflect the price volatility of the broad equity market (i.e., the Standard & Poor's 500 Index).

Equity Portfolio

The investment objective of the Equity Portfolio is long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Portfolio Manager's intention to invest in securities of companies which in the Portfolio Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time-to-time. Under normal circumstances at least 65% of the Portfolio's assets will be invested in equity securities. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American Depository Receipts listed on a domestic securities exchange or traded in the United States over-the-counter market.

Equity Income Portfolio

The objective of the Equity Income Portfolio is a combination of growth and income to achieve an above average and consistent total return, primarily from investments in dividend-paying common stocks.

The Portfolio's principal criterion in stock selection is above average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Portfolio invests in stocks that have relatively low price to earnings ratios or relatively low price to book value ratios.

Capital Appreciation Portfolio

The objective of the Capital Appreciation Portfolio is maximum capital appreciation, primarily through investments in common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

The Portfolio invests primarily in common stocks of companies which meet the Portfolio Manager's criteria of: (a) steadily increasing earnings; and (b) a three-year average performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the Standard & Poor's 500 common stocks ("S&P 500") for the same period. The Portfolio attempts to invest in a range of small, medium and large companies designed to achieve an average capitalization of the companies in which it invests that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Small Company Growth Portfolio

The Small Company Growth Portfolio seeks capital appreciation and invests primarily in common stocks of small capitalization companies believed by the Portfolio Manager to have an outlook for strong earnings growth and potential for significant capital appreciation. The Portfolio will normally be as fully invested as practicable in common stocks and securities convertible into common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks. In the option of the Portfolio Manager, there may be times when the shareholder's best interests are best served and the investment objective is more likely to be achieved by having varying amounts of the Portfolio's assets in convertible securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks and convertible securities of small capitalization companies (market capitalization or annual revenues of up to $1 billion). At certain times that percentage may be substantially higher. Securities will be sold when the Portfolio Manager believes that anticipated appreciation no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the

Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have somewhat greater volatility than the stock market in general, a measured by the S&P 500 Index. The securities of the Small Company Growth Fund generally will have a higher degree of risk and price volatility than larger growth funds and a lower income return than those funds.

For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash equivalents. The Portfolio may also pursue certain additional investment policies and strategies including: foreign securities; investing foreign currency transactions; investing in repurchase agreements; and acquiring when-issue securities.

Small Company Value Portfolio

The objective of the Small Company Value Portfolio is maximum capital appreciation, primarily through investment of at least 65% of Portfolio assets in the common equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of no more than $1 billion (hereinafter referred to as "small cap companies").

The Portfolio intends to invest the remaining 35% of its total assets in the same manner but reserves the right to use some or all of the 35% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1 billion.

In pursuing its objective, the Portfolio's strategy will be to invest in stocks of companies with value that may not be fully reflected by current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Portfolio Manager seeks out companies in the public market that are selling at a discount to their private market value (PMV) measured using proprietary research techniques in areas of core competencies. The Portfolio Manager then determines whether there is an emerging catalyst that will focus investor attention on the underlying assets of the company. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

International Growth Portfolio

The objective of the International Growth Portfolio is capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

It is a fundamental policy of the Portfolio that it will invest at least 80% of the value of its assets (except when maintaining a temporary defensive position) in equity securities of companies domiciled outside the United States. That portion of the Portfolio not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high grade commercial paper, certificates of deposit, foreign currency, banker acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Portfolio may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

The Portfolio Manager's investment perspective for the Portfolio is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. This international equity strategy reflects the Portfolio Manager's decisions concerning the relative attractiveness of asset classes, the individual international equity markets, industries across and within those markets, other common risk factors within those markets and individual international companies. The Portfolio Manager initially identifies those securities which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. The relative performance of foreign currencies is an important factor in the Portfolio's performance. The Portfolio Manager may manage the Portfolio's exposure to various currencies to take advantage of different yield, risk and return characteristics. The Portfolio Manager's proprietary valuation model determines which securities are potential candidates for inclusion in the Portfolio.

The benchmark for the fund is the Morgan Stanley Capital International Non-U.S. Equity (Free) Index (the "Benchmark"). The Benchmark is a market driven, broad based index which includes non-U.S. equity markets in terms of capitalization and performance. The Benchmark is designed to provide a representative total return for all major stock exchanges located outside the U.S. From time to time, the Portfolio Manager may substitute securities in an equivalent index when it believes that such securities in the index more accurately reflect the relevant international market.

As a general matter, the Advisor will purchase for the Fund only securities contained in the underlying index relevant to the Benchmark. Brinson Partners will attempt to enhance the long-term risk and return performance of the Fund relative to the Benchmark by deviating from the normal Benchmark mix of country allocation and currencies in reaction to discrepancies between current market prices and fundamental values. The active management process is intended to produce a superior performance relative to the Benchmark index.

The Portfolio Manager will purchase securities of companies domiciled in a minimum of 8 to 12 countries outside the United States.

INCOME PORTFOLIOS

Investors should refer to the Appendix to the Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.

Government Securities Portfolio

The objective of the Government Securities Portfolio is current income and safety of principal primarily from securities that are obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities").

It is a fundamental policy of the Portfolio that under normal conditions at least 80% of the value of its net assets will be invested in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are generally considered to be of the same or higher credit quality as privately issued securities rated Aaa by Moody's or AAA by S&P.

U.S. Government Securities consist of direct obligations of the U.S. Treasury (such as treasury bills, treasury notes and treasury bonds) and securities issued or guaranteed by agencies and instrumentalities of the United States Government. Those securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. An example of full faith and credit securities are securities issued by the Government National Mortgage Association ("GNMA Certificates"). Examples of agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States are the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority, the United States Postal Service and the Export-Import Bank. The Portfolio may concentrate from time to time in different securities described above in order to obtain the highest level of current income and safety of principal.

The remainder of the Portfolio's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, corporate bonds and other mortgage-related securities (including collateralized mortgage obligations or "CMOs") rated Aaa by Moody's or AAA by S&P at the time of the investment or determined by the Portfolio Manager to be of comparable credit quality at the time of investment to such rated securities. In making such investments, the Portfolio Manager seeks income but gives careful attention to security of principal and considers such factors as marketability and diversification. For a discussion of CMOs and related risks, see "Certain Investment Techniques and Associated Risks," at page 16.

As described in "Certain Investment Techniques and Associated Risks," at page 16, the Portfolio may write and sell covered call option contracts on securities that it owns (in an effort to enhance income through hedging and other investment techniques) to the extent of 20% of the value of its net assets at the time such option contracts are written.

High-Yield Bond Portfolio

The objective of the High-Yield Bond Portfolio is maximum current income, primarily from debt securities that are rated Ba or lower by Moody's or BB or lower by Standard & Poor's.

It is a fundamental policy of the Portfolio that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in high-yielding, income-producing corporate bonds that are rated B3 or better by Moody's or B- or better by S&P. The corporate bonds in which the Portfolio invests are high-yielding but normally carry a greater credit risk than bonds with higher ratings. In addition, such bonds, commonly referred to as "junk bonds", may involve greater volatility of price than higher-rated bonds. For a discussion of High-Yield Securities and related risks, see "Certain Investment Techniques and Associated Risks" at page 16.

The Portfolio's investments are selected by the Portfolio Manager after careful examination of the economic outlook to determine those industries that appear favorable for investments. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, bonds of issuers within those industries are selected based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Portfolio Manager have characteristics of such lower-grade bonds. Should an investment purchased with the above-described credit quality requisites be downgraded to Ca or lower or CC or lower, the Portfolio Manager shall have discretion to hold or liquidate the security.

Subject to the restrictions described above, under normal circumstances, up to 20% of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Portfolio Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government Securities and other income-producing cash equivalents. For a discussion on puts, calls, and futures and their related risks, see "Certain Investment Techniques and Associated Risks," at page 16 .

Tax-Exempt Income Portfolio

The objective of the Tax-Exempt Income Portfolio is a high level of current income not includable in gross income for federal income tax purposes, with consideration given to preservation of principal, primarily from investments in a diversified portfolio of long-term investment grade municipal bonds.

It is a fundamental policy of the Portfolio that it will invest at least 80% of its net assets (except when maintaining a temporary defensive position) in Municipal Securities (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Portfolio Manager, it is believed that such securities are of comparable quality to such rated bonds.

The Portfolio invests primarily in investment grade "Municipal Securities" the interest on which, in the opinion of counsel for issuers or the Portfolio, is not includable in gross income for federal income tax purposes. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. See the Appendix to this Prospectus for a further description of Municipal Securities.

Investment grade securities are: bonds rated within the three highest ratings by Moody's (Aaa, Aa, A) or S&P (AAA, AA, A); notes given one of the three highest ratings by Moody's (MIGl, MIG2, MIG3) for notes; commercial paper rated P-l by Moody's or A-1 by S&P; and variable rate securities rated VMIGl or VMIG2 by Moody's.

While there are no maturity restrictions on the Municipal Securities in which the Portfolio invests, the average maturity is expected to range between 10 and 25 years. The Portfolio Manager will actively manage the Portfolio, adjusting the average Portfolio maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Portfolio's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks," at page 16.

The Portfolio may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.

The Portfolio will not invest more than 20% of its net assets in Municipal Securities the interest on which is subject to federal alternative minimum tax.

FLEXIBLE PORTFOLIO

Managed Portfolio

The objective of the Managed Portfolio is growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Portfolio Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest will be the same as those in which the Equity Portfolios invest. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American Depository Receipts listed on a domestic securities exchange or traded in the United States over-the-counter market.

The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective.

MONEY MARKET PORTFOLIO

The investment objective of the Money Market Portfolio is to provide the highest possible level of current income, consistent with preservation of capital and liquidity. Securities in which the Portfolio will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

2. commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers' acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's, or, if not rated, issued by a company rated at least "A" by S&P or Moody's and about which the Board of Directors of the Fund has ratified the Portfolio Manager's independent determination that the instrument presents minimal credit risks and is of high quality; however, investments in securities of all issuers having the second highest rating (A-2/P-2) assigned shall be limited to no more than five percent of the Portfolio's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Portfolio assets at the time of purchase;

4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

5.       repurchase agreements with respect to any of the foregoing obligations.

The Money Market Portfolio will limit its investment in the securities of any one issuer to no more than five percent of Portfolio assets, measured at the time of purchase.

In addition, the Money Market Portfolio will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Portfolio, taken at market value would be invested in such securities.

After purchase by the Money Market Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Portfolio. Neither event will require a sale of such security by the Money Market Portfolio. The Portfolio Manager will consider such event in its determination of whether the Money Market Portfolio should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Portfolio. To the extent Moody's or S&P may change their rating systems generally (as described in the Appendix to the Statement of Additional Information) the Money Market Portfolio will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Statement of Additional Information.

The dollar weighted average maturity of the Money Market Portfolio will be 90 days or less.

All investments of the Money Market Portfolio will be limited to instruments which the Board of Directors determines are of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

1. of those rated in the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or

2. if the instrument is not rated, of comparable quality as determined by the Board of Directors.

Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Portfolio will use the amortized cost method of securities valuation, as described more fully in the Statement of Additional Information.

               CERTAIN INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

Following is a description of certain investment techniques employed by the Portfolios, and certain types of securities invested in by the Portfolios and associated risks. Unless otherwise indicated, all of the Portfolios may use the indicated techniques and invest in the indicated securities.

GENERAL RISKS ASSOCIATED WITH EQUITY PORTFOLIOS

The Equity Portfolios seek to reduce risk of loss of principal due to changes in the value of individual stocks by investing in a diversified portfolio of common stocks and through the use of options on stocks. Such investment techniques do not, however, eliminate all risks. Investors should expect the value of the Equity Portfolios and the net asset value of their shares to fluctuate based on market conditions.

Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies due to the risk related to markets, market share, product performance and financial resources. The limited volume and frequency of trading of small capitalization companies may subject their stocks to greater price deviations than stocks of larger companies.

The International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies. For a discussion on these risks, please refer to "Foreign Currency and Values" at page 30.

GENERAL RISKS ASSOCIATED WITH INCOME PORTFOLIOS

Although the Income Portfolios seek to reduce credit risks, i.e., failure of obligors to pay interest and principal, through careful selection of investments, and they seek to reduce market risks resulting from fluctuations in the principal value of debt obligations due to changes in prevailing interest rates by careful timing of maturities of investments, such risks cannot be eliminated, and these factors will affect the net asset value of shares in the Income Portfolios. The value of debt obligations has an inverse relationship with prevailing interest rates.

GENERAL RISKS ASSOCIATED WITH FLEXIBLE PORTFOLIO

The foregoing types of risks associated with equity and income portfolios also apply to flexible portfolios.

U.S. GOVERNMENT SECURITIES

Although the payment of interest and principal on a security may be guaranteed by the United States Government or one of its agencies or instrumentalities, the value of such fixed income securities and, consequently, the yield on and net asset value of shares of the Government Securities Portfolio are not guaranteed by the U.S. Government. The net asset value fluctuates in response to changes in interest rates and market valuation. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. As a result, the Government Securities Portfolio's ability to maintain positions in high-yielding, mortgage-backed securities, such as GNMA Certificates, will be affected by reductions in the principal amounts of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at the time.

MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES

Up to 20% of the net assets of the Government Securities Portfolio may be invested in assets other than U.S. Government Securities, including collateralized mortgage related securities ("CMOs") and asset backed securities. These securities are considered to be volatile. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

While there are many versions of CMOs and asset backed securities, some include "Interest Only" or "IO" - where all interest payments go to one class of holders, "Principal Only" or "PO" - where all of the principal goes to a second class of holders, "Floaters" - where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" - where the coupon rate floats in the opposite direction as interest rates. All these securities are volatile; they also have particular risks in differing interest rate environments as described below.

The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing a Portfolio's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments. See "General Risks Associated With Income Portfolios" on page 16.

Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

The market value of all CMOs and other asset backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when the security is being priced.

CMOs and asset-backed securities trade over a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Portfolio Manager (subject to the oversight of the Board of Directors), the investment restriction limiting the Portfolio's investment in illiquid instruments to not more than 10% of the value of its net assets will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the Portfolio Manager (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Portfolio does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

HIGH-YIELD SECURITIES

Notwithstanding the investment policies and restrictions applicable to the High-Yield Bond and Managed Portfolios which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are impacted by various factors, as discussed below:

High-Yield Bond Market

The high-yield bond market is relatively new and has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

Sensitivity to Interest Rate and Economic Changes

In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, negatively impacting the net asset value of the High-Yield Bond Portfolio. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impact the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would impact higher rated, investment grade securities.

Payment Expectations

Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the High-Yield Bond Portfolio has invested be redeemed or called during such an interest rate environment, the Portfolio would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the High-Yield Bond Portfolio. In addition, such redemptions or calls may reduce the High-Yield Bond Portfolio's asset base over which the Portfolio's investment expenses may be spread.

Liquidity and Valuation

Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Portfolio, as well as the Portfolio's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

Tax Considerations

To the extent that the High-Yield Bond Portfolio invests in securities structured as zero coupon bonds, the Portfolio will be required to report interest income even though no cash interest payment is received until maturity of the bond. Investors in the High-Yield Bond Portfolio would be taxed on this interest income even though no cash distribution of such interest is received in the year in which such income is taxed.

Portfolio Composition

As of December 31, 1996, the High-Yield Bond Portfolio consisted of securities classified as follows:

        CATEGORY                                 PERCENTAGE OF PORTFOLIO
        --------                                 -----------------------
        BB                                                14.1%
        B                                                 80.8%
        CCC                                               00.2%
        Non-rated                                         04.9%

         *Equivalent ratings for these securities would have been CCC to BBB.

DEFENSIVE TACTICS

Any or all of the Portfolios may at times for defensive purposes, at the determination of the Portfolio Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e. short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government Securities, high quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in U.S. funds and obligations of foreign issuers payable in U.S. funds), non-convertible preferred stocks and obligations of banks when in the judgment of the Portfolio Manager such investments are appropriate in light of economic or market conditions. The Money Market Portfolio may at times for defensive purposes, at the determination of the Portfolio Manager, temporarily place all or a portion of its assets in cash, when in the judgment of the Portfolio Manager such an investment is appropriate in light of economic or market conditions. The International Growth Portfolio may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Portfolio takes a defensive position, it may not be following the fundamental investment policy of the Portfolio.

HEDGING TRANSACTIONS

Except as otherwise indicated, the Portfolio Managers, other than for the Money Market Portfolio, may engage in the following hedging transactions to seek to hedge all or a portion of a Portfolio's assets against market value changes resulting from changes in equity values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.

The Portfolios will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the Portfolios. Unless otherwise indicated, a Portfolio will not enter into a hedging transaction (except for closing transactions) if, immediately thereafter, the sum of the amount of the initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's total assets taken at current value.

CERTAIN SECURITIES

The Portfolios may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. A Portfolio's investment in such securities, in the aggregate, may not exceed 5% of net assets at the time of investment; provided, however, that the International Growth Portfolio, the High-Yield Bond Portfolio, and the Government Securities Portfolio may invest up to 20% of their net assets in such securities.

Call Options

The Portfolios, other than the Money Market Portfolio, may write (sell) call options that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. Call options are short-term contracts with a duration of nine months or less. Such Portfolios of the Fund may only write call options which are "covered," meaning that the Portfolio either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Portfolio. In addition, no Portfolio will, prior to the expiration of a call option, permit the call to become uncovered. If a Portfolio writes a call option, the purchaser of the option has the right to buy (and the Portfolio has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Portfolio by the purchaser of the option is the "premium." The Portfolio's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Portfolio were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Portfolio would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Portfolio may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

Generally, such a Portfolio intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise, or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Portfolio, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Portfolios will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Portfolio may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to sell the underlying security before that time.

Puts

The Portfolios, except the Government Securities Portfolio and the Money Market Portfolio, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options (described below whether or not they hold such Options); or (iii) broadly-based stock indexes. The Portfolios, except the Government Securities Portfolio and Money Market Portfolio, may write covered put options. The Portfolio will receive premium income from writing covered put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Portfolio may invest up to 10% of the value of the Portfolio in Puts.

Entering Into Futures Contracts

All Portfolios may, other than the Money Market Portfolio, enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Portfolios may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the Portfolio's securities or currencies held in the Portfolio, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Portfolio intends to purchase at a later date. Alternatively, the Portfolios may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Portfolio has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Portfolio would not achieve the anticipated benefits of Futures Contracts.

The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Portfolios. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position;
(3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, currency prices and interest rates.

Index Options

All the Equity Portfolios may invest in options on stock indexes. These options are based on indexes of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the Standard & Poor's 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Portfolio will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Portfolio will depend on that Portfolio Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.


Interest Rate Swaps

In order to attempt to protect the Portfolio investments from interest rate fluctuations, the Portfolios may engage in interest rate swaps. The Portfolios tend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange of the Portfolio with another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Portfolio holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Portfolio from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

The Portfolio will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with Portfolio receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid high grade debt securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Portfolio's custodian bank.

The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Portfolio Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive.

FOREIGN CURRENCY VALUES AND TRANSACTIONS

Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth Portfolio (and of the other Portfolios that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth Portfolio may incur costs in connection with conversions between various currencies.

The normal currency allocation of the International Growth Portfolio is identical to the currency mix of the Benchmark. The Portfolio expects to maintain this normal currency exposure when global currency markets are fairly priced relative to each other and relative to associated risks. The Portfolio may actively deviate from such normal currency allocations to take advantage of or to protect the Portfolio from risk and return characteristics of the currencies and short-term interest rates when those prices deviate significantly from fundamental value. Deviations from the Benchmark are determined by the Portfolio Manager based upon its research.

To manage exposure to currency fluctuations, the Portfolio may alter equity or money market exposures (in its normal asset allocation mix as previously identified), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Portfolio will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Portfolio to set aside liquid assets in a segregated custodial account to cover its obligations. These techniques are further described below.

The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Portfolio will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

When the Portfolio Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

The Portfolio also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in currency exchange rates. Call options on foreign currency written by the Portfolio will be "covered", which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high grade liquid debt securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

CERTAIN OTHER SECURITIES

Except as otherwise indicated, the Portfolios may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Portfolio will not purchase a category of such securities if the value of such category, taken at current value, would exceed 5% of the Portfolio's total assets.

Master Demand Notes

All Portfolios may purchase variable amount master demand notes. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Portfolio Managers, subject to the overall review of the Fund's Directors and Enterprise Capital Management, Inc., the adviser, monitor the financial condition of the issuers to insure that they are able to repay the notes.

Repurchase Agreements

All Portfolios may enter into repurchase agreements having maturities of seven days or less. When a Portfolio acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Fund's Custodian has possession of the security or collateral for the seller's obligation. If the seller should default on its obligation to repurchase the securities, the Portfolio may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines. The appropriate Portfolio Managers, subject to the overall review by the Fund's Directors and Enterprise Capital, monitor the value of the collateral as to repurchase agreements, and they monitor the creditworthiness of the seller and must find it satisfactory before engaging in repurchase agreements. The Portfolios enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Portfolios will be fully collateralized and marked to market daily, other than those entered into by the Money Market Portfolio, which are valued on an amortized cost basis.

Restricted or Illiquid Securities

All of the Portfolios may invest up to 10% of the assets of the Portfolios in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable.

Foreign Securities

As noted above, under normal circumstances the International Growth Portfolio will invest primarily in foreign securities. All other Portfolios, except the Government Securities Portfolio, the Tax-Exempt Income Portfolio and the Money Market Portfolio, may, subject to the 10% limitation, invest in foreign securities as well as both sponsored and unsponsored American Depository Receipts ("ADRs"), and European Depository Receipts ("EDRs") which are securities of U.S. issuers backed by securities of foreign issuers. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Portfolios may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Portfolio Managers and Enterprise Capital, subject to the overall review of the Fund's Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

Forward Commitments

Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Portfolio. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, the Portfolio may lose an advantageous yield or price. The Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Government Securities and Tax-Exempt Income Portfolios which will have a 20% limitation.

PORTFOLIO TURNOVER

In carrying out the investment policies described in this Prospectus, each Portfolio expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when a Portfolio Manager deems it appropriate to purchase or sell securities for a Portfolio. However, no Portfolio's annual portfolio turnover rate (other than the Money Market Portfolio for which, due to the short-term nature of its investment, a portfolio turnover rate is not applicable) is expected to exceed 100%.

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Portfolio's purchases or sales proceeds of securities by the average investments of the Portfolio. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which are borne directly by a Portfolio. Each Portfolio intends to elect and to comply with the various provisions of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. See "Taxes" at page 45. Among such requirements is a limitation that less than 30% of the Portfolio's gross income in each taxable year may be derived from gains (without deduction for losses) from the sale or other disposition of stock or other securities held for less than three months. Accordingly, the ability of each Portfolio to effect certain transactions may be limited.

                             INVESTMENT RESTRICTIONS

Except as indicated, each of the Portfolios has adopted certain investment restrictions and limitations for the purpose of reducing their exposure in specific situations.

No Portfolio will: (1) as to 75% of the assets of each Portfolio, invest more than 5% of the value of its total assets in the securities of any single issuer (other than cash items and U.S. government securities, as defined in the Investment Company Act of 1940) if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer if such purchase would cause more than 5% of the value of its assets to be invested in securities of such issuer (this limitation does not apply to U.S. Government Securities as well as its agencies and instrumentalities); (2) purchase more than 10% of the voting securities of any issuer; (3) invest more than 5% of its total assets in the securities of companies that have a continuous operating history of less than three years (the High-Yield Bond and Tax-Exempt Income Portfolios are not subject to this restriction); (4) except as to the Money Market Portfolio, as described below, invest more than 25% of its total assets in any one industry, provided that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, or Municipal Securities other than industrial development bonds issued by non-governmental users; and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered as a separate industry); (5) borrow money, except from a bank and only for temporary or emergency purposes, and such borrowings will not exceed 5% of the lower of the value or cost of the Portfolio's total assets; or (6) pledge, mortgage or hypothecate its assets to an extent greater than 5% of the value of its total assets. For purposes of restrictions (1) and (2), each Portfolio will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer. Notwithstanding restriction (4), the Money Market Portfolio may invest in excess of 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities, and certain bank instruments issued by domestic banks. See "Investment Restrictions" in the Statement of Additional Information.

These investment limitations, and other limitations that are fundamental policies, that are described in greater detail in the Statement of Additional Information, may be changed only with the approval of the holders of a majority of the shares of a Portfolio.

In addition, management of the Fund has adopted the following restrictions which apply to all of the Portfolios and may be changed only by the Board of Directors of the Fund. No Portfolio will: (A) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors; (B) invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants (Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.), (C) invest in oil, gas, or other mineral leases, or (D) engage in arbitrage transactions.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

The Managed Portfolio will not invest more than 15% of the value of its total assets in real estate investment trusts, commonly referred to as "REITS". The Managed Portfolio will not invest more than 5% of the value of its total assets in high-yield securities.

In order to qualify for federal income tax treatment as a regulated investment company for a taxable year, each Portfolio must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities or options thereon); (b) derive less than 30% of its gross income during such taxable year from the sale or other disposition of stock or securities (or options thereon) held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities). Under current law, compliance with the "30% test" described in clause (b) above may, in particular, limit a Portfolio's ability to utilize options in connection with its investment strategy.

                        HOW TO PURCHASE PORTFOLIO SHARES

Enterprise Fund Distributors, Inc. ("the Distributor"), is the principal underwriter for shares of the Fund. The Distributor, whose address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, is a subsidiary of Enterprise Capital Management, Inc. Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly. The Funds offer four separate Classes of shares: Class A, B, C and Y shares, each with a different combination of sales charges, ongoing fees and other features. The offering of Class A, B, C and Y shares presents the investor with the opportunity to choose the sales charge and distribution fee arrangement which is most beneficial, depending on the amount of purchase, the length of time the investor expects to hold the shares, and other circumstances.

Each class of shares of a Portfolio represent an identical interest in the investment portfolio of that Portfolio and has the same rights, except that (i) the Class A, B and C shares bear the expenses related to distribution and servicing of such shares, (ii) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures, and (iii) and only Class B shares have a conversion feature. The four Classes also have separate exchange privileges. (See "How to Exchange Shares Among the Portfolios." The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class. The distribution related fees paid with respect to any class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

The following table sets forth a summary of the distribution arrangements for each class of shares of a Portfolio. A more detailed description of each class is set forth below.

                                   ANNUAL 12B-1
                                   DISTRIBUTION AND
            SALES CHARGE           SERVICE FEE               OTHER INFORMATION
CLASS A     Maximum 4.75%          0.45% distribution        Initial sales
            initial sales          fee (0.30% for            charge may be
            charge (except         Money Market)             waived or reduced
            Money Market)                                    in certain
                                                             circumstances.  $1
                                                             million purchases,
                                                             pursuant to waiver
                                                             of sales charge,
                                                             are subject to a
                                                             CDSC if redeemed
                                                             within two years.

CLASS B     CDSC for a period      0.75% distribution        Shares convert to
            of six years equal     fee (0.60% for            Class A Shares
            to 5.00% during the    Money Market)  and        approximately eight
            first year and         0.25% service fee         years after
            declining to 0.00%                               purchase.
            after the sixth                                  Available only to
            year.                                            investors
                                                             purchasing less
                                                             than $250,000 in
                                                             the aggregate.

CLASS C     CDSC for a period      0.75% distribution        Available only to
            of one year equal      fee (0.60% for            Investors purchasing
            to 1.00%               Money Market) and         less than $1,000,000
                                   0.25% service fee         in the aggregate.



In deciding which class of shares to purchase, you should consider, investment goals, present and anticipated, purchase amounts, time horizons and temperaments. In addition, consideration should be given to: (1) the length of time you expect to hold your shares, (2) the amount of any applicable sales charge (whether imposed at the time of purchase or upon redemption), (3) whether you qualify for the reduction or waiver of any applicable sales charge, (4) the various exchange privileges among different classes of shares and (5) the fact that Class B shares automatically convert to Class A shares approximately eight years after purchase. In addition, you should review certain eligibility requirements that may apply to purchasing a particular class of shares. (See, "Buying Class A Shares," "Buying Class B Shares" and "Buying Class C Shares: below.)

Initial investments per Class per Portfolio are subject to a minimum of $1,000, with subsequent investments made in amounts of $50 or more through the Fund's Transfer Agent or through dealers, subject to the following exceptions: (a) a lower initial minimum of $250 is accepted in connection with the Retirement Plans, with a minimum subsequent investment of $25; and (b) a lower initial minimum of $100 is accepted in connection with the Automatic Bank Draft Plan, with a minimum $25 for subsequent investments.

All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

Class A shares may be sold at net asset value, subject to appropriate documentation, through a dealer where the amount invested represents redemption proceeds from a registered open-end management investment company not distributed by Enterprise Fund Distributors, Inc. or its affiliates if: (i) the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed); (ii) such redemption has occurred no more than 90 days prior to purchase of Class A shares of the Fund; and (iii) the Fund, Enterprise Fund Distributors, Inc. or its affiliates have not agreed with such company or its affiliates, formally or informally, to sell Class A shares at net asset value or provide any other incentive with respect to such redemption and sale. Enterprise Distributors may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of
 .50% of the amount of Class A shares purchased.

For accounts with balances under $1,000 as of July 31, an annual service charge of $25 per account registration per Portfolio will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

From time to time, the Fund temporarily may suspend the offering of shares of one or more of its Classes or Portfolios to new investors. During the period of such suspension, persons who are already shareholders of any such Class or Portfolio normally will be permitted to continue to purchase additional shares and to have dividends reinvested.

Portfolio shares are purchased at the net asset value (plus, with the exception of the Money Market Portfolio Class A Shares, the applicable sales charge) next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The Distributor or the Fund may reject any orders.

BUYING CLASS A. Class A Portfolio shares are offered to the public at the net asset value next computed after receipt of the purchase order plus a maximum sales charge as to all Portfolios, other than the Money Market Portfolio Class A Shares, which carries no sales charge, of 4.75% of the offering price (4.99% of the amount invested) on a single purchase of up to $100,000. The sales charge is reduced on single purchases of $100,000 or more pursuant to the following table:

----------------------------------------------------------------------------------------
                                               SALES CHARGE
                              SALES CHARGE         AS A        DEALER DISCOUNT OR AGENCY
                                  AS A          PERCENTAGE                FEE
                              PERCENTAGE OF      OF AMOUNT         AS A PERCENTAGE OF
                             OFFERING PRICE      INVESTED            OFFERING PRICE*
----------------------------------------------------------------------------------------
Up to $99,999                     4.75%            4.99%                  4.00%
----------------------------------------------------------------------------------------
$100,000 up to $249,999           3.75%            3.90%                  3.00%
----------------------------------------------------------------------------------------
$250,000 up to $499,999           2.50%            2.56%                  2.00%
----------------------------------------------------------------------------------------
$500,000 up to $999,999           2.00%            2.04%                  1.50%
----------------------------------------------------------------------------------------
$1,000,000 and up                 None             None                 See Below
----------------------------------------------------------------------------------------

*From time to time upon written notice to all of its dealers, Enterprise Distributors may hold special promotions for specified periods during which Enterprise Distributors may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, Enterprise Distributors may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise.

Purchases of $1 million or more of Class A shares have no initial sales charge but are subject to a contingent deferred sales charge ("CDSC") if held for less than two years. Enterprise Fund Distributors, Inc. will pay authorized dealers an amount equal to 1% of the first $4.99 million of such purchases, plus .75 of 1% of amounts from $5-19.99 million, plus .50 of 1% of amounts in excess of $20 million. A CDSC of 1% will be imposed on the proceeds of the redemption of shares if they are redeemed within 24 months of the end of the calendar month of their purchase, in an amount of the lesser of (A) the net asset value of shares at the time of purchase or (B) the net value of the shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by Enterprise Distributors.

In determining the amount of purchase of Class A shares, the aggregate dollars being invested in all Portfolios excluding all dollars that have never been subject to a sales charge at one time or pursuant to a Letter of Intent by the investor, are aggregated to determine the applicable sales charge.

No sales charge applies to the reinvestment of dividends or capital gains distributions, except for dividends earned on the Money Market Portfolio and subsequently invested in a Portfolio other than the Money Market Portfolio.

No sales charge applies to purchases of Class A shares by any of the following:
(a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Portfolio Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of The Mutual Life Insurance Company of New York ("MONY") and its subsidiaries and employees of Computer Science Corporation; (d) immediate family and employee benefit plans of any of the foregoing; (e) certain employee benefit plans qualified under Sections 401 and 403 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the distributor which allows members to purchase shares of the Fund Class A shares at a sales load equal to 75% of the percentages in the above table, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value or at a reduced sales charge at any time.

BUYING CLASS B SHARES. Purchases of Class B shares will be processed at the net asset value next determined after receipt of your purchase order for less than $250,000. While not subject to a front-end sales charge, Class B shares may be subject to a CDSC upon redemption. If Class B shares of any Fund are redeemed within six years after the date on which a purchase order for Class B shares was accepted, a CDSC will be imposed by applying the appropriate percentage indicated below to the lesser of: (1) the net asset value of such shares at the time of purchase or (2) the net asset value of such shares at the time of redemption. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by Enterprise Distributors. The CDSC to be imposed on such share redemptions will be assessed according to the following schedule:

---------------------------------------------------------------------------------------
YEARS SINCE PURCHASE ORDER OF LESS THAN $250,000 WAS      APPLICABLE CLASS B CONTINGENT
                     ACCEPTED                                 DEFERRED SALES CHARGE
---------------------------------------------------------------------------------------
Up to one year                                                         5.00%
---------------------------------------------------------------------------------------
One year or more but less than 2 years                                 4.00%
---------------------------------------------------------------------------------------
Two years or more but less than 3 years                                4.00%
---------------------------------------------------------------------------------------
Three years or more but less than 4 years                              3.00%
---------------------------------------------------------------------------------------
Four years or more but less than 5 years                               2.00%
---------------------------------------------------------------------------------------
Five years or more but less than 6 years                               1.00%
---------------------------------------------------------------------------------------
Six or more years                                                      None
---------------------------------------------------------------------------------------



CONVERSION OF CLASS B SHARES. Class B shares will automatically convert to Class A shares of the same Portfolio eight years after the end of the calendar month in which the purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms:
Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro-rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for Enterprise Distributors to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the Internal Revenue Code. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C Shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increased due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12 month period.

REINVESTMENT PRIVILEGE. Class A share investors are accorded a one-time privilege of reinvesting within 180 days of redemption free of sales charge proceeds of shares redeemed. A shareholder of the Fund who redeems Class B and incurs a contingent deferred sales charge ("CDSC") may utilize a one-time privilege to reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A or Class B shares of the Fund within 180 days of redemption. The amount of any CDSC also will be reinvested. The reinvested shares will retain their original cost and purchase date for the purposes of the CDSC. If a loss is realized on the redemption, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

EXEMPTIONS FROM CLASS A, B AND C CDSC. No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share;
(b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Enterprise Portfolio, other than the Class A Money Market Fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year.

The CDSC does not apply to purchases of Class A shares at net asset value described under "Net Asset Value Purchases" above and will be waived in the case of redemptions of Class A, B or C shares in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code ("IRC") or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under IRC Section 408(a), deferred compensation plans under IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans, (ii) withdrawals under an automatic withdrawal plan where the annual withdrawal does not exceed 10% of the value of the account (only for Class B shares); and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B shares if within 180 days after such redemption, the proceeds are invested in the same Class of shares in the same and/or another Enterprise Portfolio.

In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Enterprise Portfolio although a CDSC will be imposed on shares of the acquired Enterprise Portfolio purchased by exchange of shares subject to a CDSC. The imposition of an assessment of a CDSC will occur as of the date of the initial investment.

SPECIAL FIDUCIARY RELATIONSHIPS. The CDSC will not apply with respect to purchase of Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder. If such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and Enterprise Distributors will pay to the selling dealer a commission described above in "How to Buy Class A Shares."

For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to Enterprise Distributors pursuant to the Fund's Distribution Plan in connection with such shares will be retained by Enterprise Distributors. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse Enterprise Distributors for the amount of commission paid less the amount of the distribution fee with respect to such shares.

OTHER DEALER COMPENSATION. Enterprise Distributors will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by Enterprise Distributors ("Enterprise Funds") including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

How the Net Asset Value is Computed. The net asset value per share for each Class of each Portfolio of the Fund is determined by dividing the total value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio for each Class. Net asset value per share is determined at the close of trading on each day the New York Stock Exchange is open for trading (currently 4:00 p.m., New York time) except that net asset value per share of the International Growth Portfolio may not, in certain circumstances, be determined on days when the New York Stock Exchange is open for trading but one or more foreign stock exchanges are not open for trading. The net asset value per share is effective as of the time of computation. In determining net asset value, the price carried by the composite tape of all national exchanges after 4:00 p.m. New York time is used.

Domestic equity securities are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Domestic equity securities without last trade information are valued at the last bid price. Domestic equity securities, for which market quotations are not readily available, and other assets are valued at fair value as determined in good faith by the Board of Directors. Debt securities and foreign securities are valued on the basis of independent pricing services approved by the Board of Directors, and such pricing services generally follow the same procedures in valuing foreign equity securities as are described above as to domestic equity securities.

Securities held by the Money Market Portfolio are valued on an amortized cost basis. The Securities and Exchange Commission's rules relating to the amortized cost method involve valuing a security at its cost and amortizing any discount or premium over the period until maturity, without taking into account the impact of fluctuating interest rates on the market value of the security unless the deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1%. At that point, the Board of Directors will promptly decide what action, if any, will be initiated. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value. The Money Market Portfolio will not maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends for each class. It is expected, however, that the net asset values of the three classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and service related expense accrual differential among the classes.

Share Certificates. The Fund does not ordinarily issue certificates representing shares of the Portfolios. Instead, shares are held on deposit for shareholders by the Fund's Transfer Agent, which sends a statement of shares owned in each Portfolio to shareholders following each transaction in the shareholder's account. Certificates for full shares only (other than the Money Market Portfolio) are available at no charge at any time upon written request to the Transfer Agent. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available as to certificated shares.

                              SHAREHOLDER SERVICES

For the convenience of investors, the following plans are available:

1. Automatic Reinvestment Plan. Dividends and capital gains distributions may be automatically reinvested in the same Class of shares or, at the investor's election, may be paid out in cash. No sales charge is applied upon reinvestment of dividends or capital gains. This does not apply to Money Market Portfolio dividends invested in another Portfolio.

2. Automatic Bank Draft Plan. An investor's bank account may be debited monthly for automatic investment into one or more of the Portfolios for each Class.

3. Automatic Investment Plan. An investor may debit any Portfolio Account of a Class on a monthly basis for automatic investments into one or more of the other Portfolios of the same Class. The Portfolio from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Enterprise portfolio, or they may open a new account subject to an initial minimum investment of $100.

4. Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Class A investors wishing to enter into a Letter of Intent in conjunction with their investment in shares of the Portfolios should complete the appropriate portion of the new account application.

5. Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of the Fund which, when combined with the value of their existing aggregate holdings of Class A shares of the Portfolios of the Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "How to Purchase Portfolio Shares" above on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor whether as a single investor or trustee of a plan will be aggregated upon notification of applicable accounts from the investor.

6. Check Writing. Investors in the Money Market Portfolio Class A Shares with opening balances in excess of $5,000 may redeem shares by check (a Redemption Check), as described under "Redemptions" below.

7. Bank Purchase and Redemption Plan. Any investor may initiate an ACH (Automatic Clearing House) Purchase or Redemption directly to a bank account when proper instructions have been established on the account.

8. Systematic Withdrawal Plan. The owner of $5,000 or more of a class of a Portfolio's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee each monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed on the fifteenth day of the month or the preceding business day if the fifteenth is a Saturday or Sunday. Any income or capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

         The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. Enterprise will waive the contingent deferred sales charge on redemptions of Class B shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

9. Retirement Plans. Shareholders may adopt Profit Sharing Plan, Money Purchase Plan, IRA and other retirement plans funded by Portfolio shares and other investment which plans have been approved by the Internal Revenue Service.

         The costs of these plans (exclusive of the retirement plans on which a $10 annual custodial fee is charged) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Portfolios of the Fund. Additional information concerning these plans is available from the Distributor upon request.

                   HOW TO EXCHANGE SHARES AMONG THE PORTFOLIOS

An exchange represents the sales of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

Shares of a Portfolio which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Portfolio which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Portfolio. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Portfolio is "tacked" to the holding period for the newly acquired shares of other Enterprise Portfolios. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

EXCHANGES OF CLASS A SHARES. You may exchange your Class A shares for Class A shares of any Enterprise Portfolio. Class A shares of any Enterprise Portfolio cannot be exchanged for Class B, C or Y shares of any Enterprise Portfolio.

EXCHANGES OF CLASS B SHARES. Class B shares of all Enterprise Portfolios are exchangeable for Class B shares of any other Enterprise Portfolio. Class B shares of any Enterprise Portfolio cannot be exchanged for Class A, C or Y shares of any Enterprise Portfolio.

EXCHANGE OF CLASS C SHARES. Class C shares of all Enterprise Portfolios are exchangeable for Class C shares of any other Enterprise Portfolio. Class C shares of any Enterprise Portfolio cannot be exchanged for Class A, B or Y.

Exchanges may be directed by:

1.  calling:      Enterprise Shareholder Services 1-800-368-3527

2.  writing:      Enterprise Shareholder Services
                  P.O. Box 419731
                  Kansas City, MO 64141-6731

The minimum initial investment rules applicable to a Portfolio apply to any exchange where the exchange results in a new account being opened in such Portfolio. Exchanges into existing accounts are not subject to a minimum amount. Original investments in the Money Market Portfolio which are transferred to other Portfolios are not considered Portfolio exchanges but purchases.

To exchange by letter, state the name of the Portfolio you are exchanging from, the account name(s) and address, the account number, the dollar amount or number of shares to be exchanged, and the Portfolio into which you are exchanging. Sign your name(s) exactly as it appears on your account statement.

The Fund reserves the right not to allow the exercise of the exchange privilege in less than two-week intervals. The Fund reserves the right to restrict the exchange from any Portfolio until funds have been held in that Portfolio for at least seven days. The Fund further reserves the right to discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee.

In addition, with regard to exchange requests made by market timers on behalf of clients, the Fund reserves the right to delay settlement up to seven days if it is determined by the Portfolio Manager that immediate settlement would harm the Portfolio.

Before engaging in an exchange transaction, a shareholder should read carefully the parts of this Prospectus describing the Portfolio into which the exchange will occur. See "Investment Objectives and Policies of the Portfolios." Shareholders must elect to authorize the Fund's transfer agent to act upon telephone exchange requests. Shareholders are subject to risk should they elect to exchange by telephone in that neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, and should the Fund or its transfer agent fail to institute such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Telephone exchanges are activated by instructions received from a shareholder or any person claiming to act as the shareholder's representative who can provide the Transfer Agent with account registration information.

Exchanges are taxable as redemptions on which gains or losses may be recognized.

                         HOW TO REDEEM PORTFOLIO SHARES

Any shareholder may require the Fund to redeem his or her shares in any Portfolio. The redemption price will be the net asset value per share next determined after receipt of all required information.

REDEMPTIONS

Redemptions may be made: (1) by telephone; (2) in writing; (3) by wire, if the appropriate request forms have been submitted; or (4) as to the Class A Money Market Portfolio, by check writing. Payment for shares redeemed will be made within seven days after the request has been properly made and received. Shares purchased by check may not be redeemed until such shares have been on the Fund's books for at least 15 calendar days.

Telephone Redemptions. The Fund accepts telephone requests for redemptions from shareholders who have authorized this service. Telephone requests for redemption may be made by calling the Transfer Agent at 1-800-368-3527. Anyone making a telephone redemption request must furnish: (1) the name and address of record of the registered owner(s); (2) the account number; (3) the amount to be withdrawn; and (4) the name of the person making the request. Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into any other Portfolio. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. Shareholders also have the option to have redemption proceeds transferred directly to a bank account through the Automatic Clearing House (ACH) system. All applicable bank information must be established on the account before this type of redemption is initiated. Shareholders are subject to risk should they elect to redeem by telephone in that neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. Should the Fund or its transfer agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Written Redemptions. Redemption requests may be made in writing, accompanied by any issued share certificates, to:

                         Enterprise Shareholder Services
                                 P.O. Box 419731
                           Kansas City, MO 64141-6731

Such written redemption requests and any share certificates or a stock power must be endorsed by the investor. A signature guarantee is required if the redemption proceeds exceed $50,000 or the proceeds are to be sent to an address other than the address of record or to a person other than the registered holder. A signature guarantee may be secured from a member firm of a domestic securities exchange or by a commercial bank, savings and loan association, credit union or trust company. Further documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees or guardians.

Wire Redemptions. For a separate $10 charge, redemptions for a maximum of $250,000 will be wired at your request. On written requests, funds may be wired to any bank. On a telephone request, funds may be wired only to the bank previously designated by you in writing. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single, previously designated bank account. Requests received prior to 4:00 p.m. (New York time) by the Fund's Transfer Agent, will result in shares being redeemed at the next determined net asset value, and the proceeds normally will be sent to the designated bank account the following business day. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if the Fund deems it appropriate under the then current market conditions. Once authorization is on file, the Transfer Agent will honor requests by any authorized person at 1-800-368-3527. This privilege may not be used to redeem shares in certificated form. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request with signature(s) guaranteed to the Transfer Agent.

Check Writing. A check redemption feature is available on the Money Market Portfolio Class A shares in accounts with opening balances of more than $5,000. Redemption Checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five Redemption Checks per month may be written without charge. Each additional Redemption Check over five in any given month will be subject to a $5 fee. Redemption Checks are free and may be obtained by contacting Enterprise Shareholder Services, at the telephone number or address set forth above. A $25 fee will be imposed on any account for stopping payment of a Redemption Check upon request by the shareholder. It is not possible to use a Redemption Check to close out an account since additional shares accrue daily. Redemptions by check writing may be subject to a contingent deferred sales charge as described below. The amount of the check will be honored in full only if there are sufficient funds available in the account to cover the fee amount of the check plus applicable contingent deferred sales charge, if any.

CONTINGENT DEFERRED SALES CHARGE -- LARGE ORDER NAV PURCHASE PRIVILEGE

A contingent deferred sales charge of 1% may be imposed upon redemption of Class A shares that are purchased in an amount in excess of $1,000,000 if they are redeemed within two years of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); and (d) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B AND C SHARES

A contingent deferred sales charge may be imposed upon redemption of Class B and C shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B and C shares. Appreciation is the difference between the share cost of the lot (net asset value at time of purchase) and the current price at the time of redemption multiplied by the number of shares redeemed. Redemption must occur to realize appreciation.

The contingent deferred sales charge will be waived: (a) in the event of total disability (as evidenced by a determination of the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of shares being redeemed; (b) in the event of the death of the shareholder (including registered joint owner); (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" above); and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59-1/2 and required minimum distributions after age 70-1/2.

The CDSC charge B shares is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                      YEAR OF               CONTINGENT
                                    REDEMPTION               DEFERRED
                                       AFTER                  SALES
                                     PURCHASE                 CHARGE
                                       First                    5%
                                       Second                   4%
                                       Third                    4%
                                       Fourth                   3%
                                       Fifth                    2%
                                       Sixth                    1%

The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor takes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the $6,000 in share value, the contingent deferred sales charge would be payable only with respect to $5,000 because neither the $500 of reinvested dividends nor the $500 of share appreciation is subject to the charge. The charge would be at the rate of 4% ($200) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a daily basis. The period of ownership for this purpose begins the first day in which the order for the investment is received. For example, an investment made in June, 1996 will be eligible for the 4% charge if redeemed on or after June 1, 1997. In the event no specific order is requested, the redemption will be made first from Class B shares representing dividends and then from the earliest purchase of Class B shares.

REDEMPTIONS--GENERAL

The Fund's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the appropriate Portfolio. To date, all redemptions have been made in cash, and the Fund anticipates that all redemptions will be made in cash in the future, but it reserves the right to provide redemptions in assets of a Portfolio should considerations and the size of the Portfolio require that method of redemption. The Fund has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the Portfolio at the beginning of such period.

The Fund reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

                               DISTRIBUTION PLANS

Class A, Class B and Class C and shares of each Portfolio have adopted a separate Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the

Funds are authorized to pay Enterprise Distributors a distribution fee for expenses incurred in connection with the distribution of shares of the Portfolio and a service fee for shareholder servicing.

CLASS A SHARES. Class A shares of each Portfolio pay Enterprise Distributors a distribution fee at the annual rates of .45% of each Portfolio's average daily net assets with the exception of the Money Market Portfolio which pays .30% of the average daily net assets.

CLASS B SHARES. Class B shares of each Portfolio pay Enterprise Distributors a distribution fee at the annual rate of .75% of each Portfolio's average daily net assets with the exception of the Money Market Portfolio which pays a distribution fee of .60% of average daily net assets. Class B shares of each Portfolio will also pay a service fee at the annual rate of .25% of each Portfolio's average daily net assets.

CLASS C SHARES. Class C shares of each Portfolio pay Enterprise Distributors a distribution fee at the annual rate of .75% of each Portfolio's average daily net assets with the exception of the Money Market Portfolio which pay a distribution fee of .60% of average daily net assets. Class C shares of each Portfolio will also pay a service fee at the annual rate of .25% of each Portfolio's average daily net assets.

USE OF DISTRIBUTION AND SERVICE FEES. All or a portion of the distribution fees paid by either Class A, B or C shares may be used by Enterprise Distributors to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the service fees paid by the Class A, Class B or Class C Plan may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by Enterprise Distributors but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that Enterprise Distributors may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Fund's expenses from what they would otherwise be. The Board reviews the Fund's distribution and service fee payments and may reduce or eliminate the fee at any time without further obligation of the Portfolio except for the reimbursement of certain expenses as provided under the Plan for Class B shares. The SAI contains more information about the Adviser's Agreement and the Plans.

In addition to distribution and service fees paid the Fund under Class A, Class B and Class C Plans, Enterprise Capital (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                             PERFORMANCE COMPARISONS

Investors may look to mutual fund reporting services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Wiesenberger Dealer Services, Computer Directions Adviser Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc., Salomon Brothers Corporate Bond Rate-of-Return Index, Shearson Lehman Municipal Bond Index, Bond-20 Bond Index and mortgage trade and other publications to compare the performance of each Portfolio with other mutual funds in that Portfolio's category. Comparative performance information from these sources may be used by the Fund in advertising.

From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Personal Investors, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

From time to time, the Fund may advertise a Portfolio's "yield" and "total return." Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. For Portfolios other than the Money Market Portfolio, the yield for any 30-day (or one month) period is computed by dividing the net investment income per share earned during such Period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Securities and Exchange Commission which provides for compounding on a semiannual basis.

Current annualized yield quotations for the Money Market Portfolio are based on the Portfolio's net investment income per share for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. The yield is computed by determining the net change in value for a hypothetical account having a balance of one share at the beginning of the period, excluding any realized or unrealized gains or losses, and dividing by the price per share at the beginning of the period (expected to remain constant at $1). The net change is then annualized by multiplying it by 365/7, with the current yield figure carried to the nearest one-hundredth of one percent. The effective yield of the Money Market Portfolio for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis.

A Portfolio may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

Advertisements of the Portfolio's total return disclose the Portfolio's average annual compounded total return for its most recently completed fiscal year and the appropriate periods since the Portfolio's inception. The Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Portfolio are assumed to have been reinvested when received and the front end sales charge applicable to sales of Portfolio shares (other than the Money Market Portfolio) is assumed to have been paid.

Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Portfolio in the future. In addition, the Income Portfolios' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Portfolios' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Portfolio, but also on the changes in the current value of such securities and on changes in the Portfolios' expenses. For narrative discussions of the Fund's performance including graphs comparing Portfolios to various securities indexes, please request a copy of an Annual Report to Shareholders from the Fund.

The Money Market Portfolio's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, portfolio expenses and other factors.

                             MANAGEMENT OF THE FUND

DIRECTORS

The Board of Directors of the Fund is responsible for the management of the business of the Fund under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital, the various Portfolio Managers and the Distributor under the Investment Advisory and Portfolio Manager Agreements and the Distributor's Agreement and Plan of Distribution which relate to the operations of the Fund and its Portfolios. Information concerning the Directors, including their names, positions, terms of office and principal occupations during the past five years, is contained in the Statement of Additional Information.

INVESTMENT ADVISER ARRANGEMENTS

The Fund has entered into an Investment Adviser's Agreement with Enterprise Capital Management, Inc. ("Enterprise Capital") which, in turn, has Portfolio Management agreements with each of the Portfolio Managers discussed below. Enterprise Capital acts as the Portfolio Manager for the Money Market Portfolio. It is Enterprise Capital's responsibility to select, subject to the Board of Directors' review and approval, Portfolio Managers who have distinguished themselves by able performance in their respective areas of responsibility and to review their continued performance. Enterprise Capital is assisted in this duty by Evaluation Associates, Inc., which has had 25 years of experience in evaluating investment advisers for individuals and institutional investors.

Enterprise Capital and the Fund have received an exemptive order from the Securities and Exchange Commission which permits Enterprise, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Portfolio Manager Agreements without obtaining shareholder approval each time. On April xx, 1997, shareholders voted affirmatively to give the Fund this ongoing authority. With Board approval, Enterprise Capital is permitted to employ new Portfolio Managers for the Portfolios, change the terms of the Portfolio Manager Agreements or enter into a new Agreement with that Portfolio Manager. Shareholders of a Portfolio continue to have the right to terminate the Portfolio Manager's Agreement for the Portfolio at any time by a vote of the majority of the outstanding voting securities of the Portfolio. Shareholders will be notified of any Portfolio Manager changes or other material amendments to Portfolio Manager Agreements that occur under these arrangements.

Enterprise Capital is also responsible for conducting all operations of the Fund except those operations contracted to the Transfer Agent and Custodian.Enterprise Capital is a subsidiary of The Mutual Life Insurance Company of New York ("MONY"), one of the nation's largest insurance companies. Enterprise Capital, which was incorporated in 1986, served as principal investment adviser to Alpha Fund, Inc., the predecessor of the Fund's Growth Portfolio. Enterprise Capital's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

PORTFOLIO MANAGERS

The following sets forth certain information about each of the Portfolio Managers, the annual rate of compensation as a percentage of the Portfolio's net assets paid to Enterprise Capital ("Management Fee") and the portion of the Management Fee that Enterprise Capital pays to the respective Portfolio Managers. Typical minimum investment requirements for the Portfolio Managers range from $1,000,000 to $50,000,000. Due to these high minimums, this level of professional management was previously reserved for institutional investors and high net worth individuals. Collectively, the Portfolio Managers manage assets in excess of $232 billion.

GROWTH PORTFOLIO - The Portfolio Manager of the Growth Portfolio is Montag & Caldwell, Inc. ("Montag & Caldwell"). It has served as investment adviser to Alpha Fund, Inc., the predecessor of the Growth Portfolio, since the Fund was organized in 1968. Ronald E. Canakaris, President and Chief Investment Officer, is responsible for the day to day investment management of the Portfolio and has more than 33 years experience in the investment industry. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. It is controlled by Allegheny Corporation, a holding company owning 100% of the stock of Montag & Caldwell. Total assets under management for all clients at December 31, 1996, approximated $8.5 billion. Usual investment minimum: $20 million. Representative clients include: Alexander & Alexander Services; American Business Products; and Wake Forest University. Its address is 1100 Atlanta Financial Center, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326. The Management Fee paid by the Growth Portfolio is .75% of net assets, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000; 33% for assets from $100,000,000 to $200,000,000; and 27% for assets greater than $200,000,000.

GROWTH AND INCOME PORTFOLIO The Portfolio Manager of the Growth and Income Portfolio is Retirement System Investors Inc. which is a subsidiary of Retirement Group Inc. Its address is 317 Madison Ave., New York, New York 10122. James P. Coughlin, President and Chief Investment Officer, is responsible for the day to day management of the Portfolio and has more than XX years experience in the investment industry. Total assets under management for Retirement Investors Inc. was $XX million as of December 31, 1996. Usual investment minimum is $XX million. The Management Fee is .75%, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000 million; 33% of that fee on the next $100,000,000; and 27% of that fee thereafter.

EQUITY PORTFOLIO--The Portfolio Manager of the Equity Portfolio is OpCap Advisors which is a subsidiary of Oppenheimer Capital, a general partnership. The Portfolio Manager and its affiliates have operated as investment advisers to both mutual funds and other clients since l968, and had approximately $48.3 billion under management as of December 31, 1996. Eileen Rominger, Senior Vice President of Oppenheimer Capital, is responsible for the day-to-day management of the Portfolio. Ms. Rominger has more than 18 years experience in the investment industry. The annual Management Fee is .75% of average daily net assets and the Portfolio Manager receives 40% of average daily net assets up to $100,000,000 and 30% thereafter. Usual investment minimum is $10 million. Representative clients include Pacific Telesis Group, Caterpillar, Inc. and New York State Electric & Gas. OpCap's address is One World Financial Center, New York, New York 10281.

EQUITY INCOME PORTFOLIO - The Portfolio Manager of the Equity Income Portfolio is 1740 Advisers, Inc. ("1740 Advisers"). It is a subsidiary of MONY. Its address is 1740 Broadway, New York, New York 10019. John V. Rock, President and Director, is responsible for the day to day investment management of the Portfolio and has more than 33 years experience in the investment industry. Total assets under management (for the Equity Income Portfolio and all other accounts managed) at December 31, 1996, were approximately $1.2 billion. Usual investment minimum: $20 million. The Management Fee paid by the Equity Income Portfolio is .75% of net assets, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000 and 30% thereafter.

CAPITAL APPRECIATION PORTFOLIO - The Portfolio Manager of the Capital Appreciation Portfolio is Provident Investment Counsel, Inc. ("PIC"). PIC traces its origins to an investment partnership formed in 1951. PIC is a wholly owned subsidiary of United Asset Management, Inc. Jeffrey J. Miller is a Managing Director of the firm and is responsible for the day to day management of the Portfolio. He has more than 24 years experience in the investment industry. Representative clients include: Bell Atlantic, McGraw-Hill and International Paper Co. Its address is 300 North Lake Avenue, Pasadena, California 91101. As of December 31, 1996, total assets under management for all clients were $18 billion. Usual investment minimum: $5 million. The Management Fee is .75% and the Portfolio Manager receives 66% of that fee for assets under management up to $100 million; .60% for assets under management for the next $100 million; and
 .40% for assets thereafter.

SMALL COMPANY GROWTH PORTFOLIO The Portfolio Manager of the Small Company Growth Portfolio is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"). Its offices are at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Pilgrim Baxter is a wholly owned subsidiary of United Asset Management, Inc. Gary Pilgrim, Chief Investment Officer of the firm, is responsible for the day to day management of the Portfolio. He has more than 29 years experience in the investment industry. As of December 31, 1996, total assets under management for all clients was $14.7 billion. Usual investment minimum: $20 million. The Management Fee is 1.00% and the Portfolio Manager receives 65% of that fee for assets under management up to $50,000,000 million; and 55% for assets under management for the next $50,000,000 million; and 45% for assets thereafter.

SMALL COMPANY VALUE PORTFOLIO - The Portfolio Manager of the Small Company Value Portfolio is GAMCO Investors, Inc. ("GAMCO"). Its offices are located at One Corporate Center, Rye, New York 10580. GAMCO is a majority owned subsidiary of Gabelli Funds, Inc. GAMCO's predecessor, Gabelli & Company, Inc., was founded in 1977 by Mario J. Gabelli who has served as its chief investment officer since inception. He will be responsible for the day-to-day management of the Portfolio and has more than 26 years of experience in the investment industry. As of December 31, 1996, total assets under management for all clients were $5.2 billion. Usual investment minimum is $1 million. The Management Fee is .75% and the Portfolio Manager receives 53% of that fee for assets under management up to $1,000,000,000 and 40% for assets in excess of $1,000,000,000.

INTERNATIONAL GROWTH PORTFOLIO - The Portfolio Manager of the International Growth Portfolio is Brinson Partners, Inc. ("Brinson"). Day to day management of this Portfolio is performed by a committee. Brinson Partners is a wholly owned subsidiary of Swiss Bank Corporation. As of December 31, 1996, Brinson's assets under management for all clients approximated $71.6 billion. Usual investment minimum: $25 million. Brinson's address is 209 South LaSalle Street, Chicago, Illinois 60604. The Management Fee is .85%, and the Portfolio Manager receives 53% of that fee for assets under management up to $100 million; 41% of that fee for assets under management from $100 million to $200 million; 38% of that fee for assets from $200 million to $500 million; and 29% of that fee for assets greater than $500 million.

GOVERNMENT SECURITIES PORTFOLIO - The Portfolio Manager of the Government Securities Portfolio is TCW Funds Management, Inc. The firm, founded in 1971, is a wholly-owned subsidiary of TCW Management Company, a Nevada corporation, whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services.

Philip A. Barach, Managing Director, and Jeffrey E. Gundlach, Managing Director, are responsible for the day to day investment management of the Portfolio and have more than 33 years combined experience in the investment industry. As of December 31, 1996 TCW and its affiliated companies had approximately $54 billion under management or committed for management in various fiduciary and advisory capacities. Usual investment minimum: $35 million. The firm's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. The
Management Fee is .60% and the Portfolio Manager receives 50% of that fee for assets under management up to $50,000,000 and 42% of that fee for assets under management greater than $50,000,000.

HIGH-YIELD BOND PORTFOLIO - The Portfolio Manager of the High-Yield Bond Portfolio is Caywood-Scholl Capital Management ("Caywood-Scholl"). This firm was formed in April 1986 and the following individuals own its stock: James Caywood, Eric Scholl and Salim Shah. Mr. Caywood, Managing Director and Chief Executive Officer, is responsible for the day to day management of the Portfolio. He has more than 28 years of investment industry experience. Caywood-Scholl provides investment advice exclusively with respect to high yield, low grade fixed income instruments. As of December 31, 1996, assets under management for all clients approximated $732 million. Usual investment minimum: $1 million. The address of Caywood-Scholl Capital Management is 4350 Executive Drive, Suite 125, San Diego, California 92121. The Management Fee is
 .60%, and the Portfolio Manager receives 50% of that fee for assets up to $100,000,000 and 42% of that fee for assets above $100,000,000.

TAX-EXEMPT INCOME PORTFOLIO - The Portfolio Manager of the Tax-Exempt Income Portfolio is Morgan Stanley Asset Management, Inc. ("Morgan Stanley"), which was founded in 1975 and serves as investment manager to a variety of institutional investors. Gerald P. Barth, Vice President, is responsible for the day to day management of the Portfolio and has more than 13 years industry experience. Morgan Stanley is a wholly-owned subsidiary of Morgan Stanley Group, Inc., which is a publicly owned investment banking firm. As of December 31, 1996, Morgan Stanley managed approximately $72.6 billion of assets for its various clients. Usual investment minimum: $25 million.. Its address is 1221 Avenue of the Americas, New York, New York 10020. The Management Fee is .50%, and the Portfolio Manager receives 50% of that fee for assets under management up to $50,000,000 and 30% of that fee for assets above $50,000,000.

MANAGED PORTFOLIO - The Portfolio Manager of the Managed Portfolio is OpCap Advisors, a majority owned subsidiary of Oppenheimer Capital, a general partnership. The investments of the Managed Portfolio are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital. He has more than 32 years of investment industry experience. As of March 31, 1996, Oppenheimer Capital and its affiliates had over $48.3 billion under management. Its usual investment minimum is $10 million. Its address is One World Financial Center, New York, New York 10281. The Management Fee is .75% and the Portfolio Manager receives 53% of that fee for assets up to $100,000,000 and 40% of that fee for assets in excess of $100,000,000. This fee is higher than that of other flexible funds.

MONEY MARKET PORTFOLIO - The Portfolio Manager of the Money Market Portfolio is Enterprise Capital, a wholly-owned subsidiary of MONY. Its address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. Enterprise Capital utilizes the services of The Mutual Life Insurance Company of New York employees for certain services relating to management of the Portfolio. Day-to-day management of the Portfolio is performed by a committee. MONY's address is 1740 Broadway, New York, New York 10019. Enterprise Capital began operating as Portfolio Manager on May 1, 1992. Total money market assets in the Portfolio at December 31, 1996, approximated $60.4 million. The Management Fee is .35%.

PAYMENT OF EXPENSES

The Investment Advisory Agreement obligates Enterprise Capital to provide investment advisory services to the Portfolios of the Fund and to furnish the Fund with certain administrative, clerical, bookkeeping and statistical services, office space and facilities and for paying the compensation of the officers of the Fund. Each Portfolio pays all other expenses incurred in its operation, and a portion of the Fund's general administrative expenses is allocated to each Portfolio either on the basis of its asset size, on the basis of special needs of such Portfolio, or equally, as is deemed appropriate. These expenses include expenses such as: custodial, transfer agent, brokerage, auditing and legal services, the printing of Prospectuses sent to existing shareholders, expenses relating to bookkeeping and recording and determining the net asset value of shares, and the expenses of qualification of a Portfolio's shares under the federal and state securities laws. The Fund's Board of Directors annually reviews allocation of expenses among the Portfolios.

Enterprise Capital has advised the Fund that it will reimburse such portion of the fees due to it under the Investment Adviser's Agreement as is necessary to assure, for the period commencing January 1, 1997 and ending no earlier than December 31, 1997, that expenses incurred by the Portfolios will not exceed the following percentages of average annual assets (annualized for periods of less than a fiscal year): Growth (A) 1.60%; (B) 2.15% (C) 2.15% Equity Income (A) 1.5%; (B) 2.05% (C) 2.05% Capital Appreciation (A) 1.75%; (B) 2.30% (C) 2.30%
Small Company Value (A) 1.75%; (B) 2.30%; (C) 2.30%; International Growth (A) 2.0%; (B) 2.55%; (C) 2.55% Government Securities (A) 1.3%; (B) 1.85% (C) 1.85%
High-Yield Bond (A) 1.3%; (B) 1.85% (C) 1.85% Tax-Exempt Income (A) 1.25%; (B) 1.80% (C) 1.80% Managed (A) 1.75%; (B) 2.30%; (C) 2.30% and Money Market
(A) 1.0%; (B) 1.55% (C) 1.55%. The Portfolio Managers have advised the Fund that they may assist in a portion of the above-referenced reimbursement from time to time.

Enterprise Capital and the Fund entered into five agreements pursuant to which Enterprise Capital advanced on behalf of the Fund $33,748 to cover the costs of expanding the series to include a Small Company Value Portfolio $43,278 of expanding the series to include a Managed Portfolio; and $43,000 for each of the following: Equity Portfolio, Growth & Income Portfolio and Small Company Growth Portfolio and completing the appropriate registrations under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreements provide that these amounts will be repaid by each Portfolio, in five equal annual increments without interest, commencing at the end of the first fiscal year at which each such Portfolio have total net assets of $5 million or more. The Small Company Portfolio and Managed Portfolio have commenced such payments.

                                      TAXES

Each Portfolio of the Fund has qualified and intends to continue to qualify as a "regulated investment company" in 1995 under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of the Code, each Portfolio is regarded as a separate regulated investment company. If any Portfolio qualifies as a "regulated investment company" and complies with provisions of the Code which require regulated investment companies to distribute substantially all of their net income (both ordinary income and capital gain), the Portfolios will be relieved of federal income tax on the amounts distributed.

Dividends declared out of a Portfolio's net investment income, taking account of its realized short-term capital gains to the extent that they exceed its realized short-term capital losses but not taking account its realized long-term capital gains and losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Portfolio complies with certain requirements, some or all of the dividends (excluding capital gain dividends, as defined in the Code) received by the Portfolio's corporate shareholders may qualify for the 70% dividends received deduction available to corporations.

Distributions declared out of a Portfolio's realized net capital gain (realized net long-term capital gains in excess of realized net short-term capital losses) and designated by the Portfolio as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as long-term capital gain without regard to the length of time a shareholder has held stock of the Portfolio and regardless of whether paid in cash or additional shares.

The Portfolios may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to back-up Withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from Back-Up Withholding.

Distributions from retirement plans are also subject to 20% federal withholding if the shareholder fails to provide a tax identification number to the trustee or custodian and funds are not rolled over.

No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.

TAX-EXEMPT INCOME PORTFOLIO

Dividends derived from interest on Municipal Securities and designated by the Portfolio as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net long-term capital gains realized by the Portfolio are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income realized by the Portfolio will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to all distributions made by the Portfolio during each year. As with shares in all Portfolios, a sale, exchange or redemption of shares in the Tax-Exempt Income Portfolio is a taxable event and may result in capital gain or loss. In addition, generally any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

The Tax-Exempt Income Portfolio declares and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Portfolio on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

The Tax Reform Act of 1986 makes income from certain "private activity" bonds issued after August 7, 1986, an item of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Portfolio invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Portfolio distributions derived from interest income on those bonds. The Tax-Exempt Income Portfolio does not intend to invest more than 20% of its assets in private activity bonds. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Portfolio, is taken into account in determining that portion of Social Security benefits which is taxed.

The treatment for state and local tax purpose of distributions from the Tax-Exempt Income Portfolio representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

FOREIGN INCOME TAXES

Investment income received by the International Growth Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolio's assets to be invested within various countries is not known. The Portfolio intends to operate so as to obtain treaty-reduced rates of tax where applicable.

To the extent that this Portfolio is liable for foreign income taxes withheld at the source, the Portfolio also intends to operate so as to meet the requirements of the Code to "pass through" to the Portfolio's shareholders credits for foreign income taxes paid, but there can be no assurance that the Portfolio will be able to do so.

EXCISE TAX

The Federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in such tax laws. Each Portfolio of the Fund intends to comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

GENERAL

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Portfolios and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each Portfolio's shareholders.

Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

It is the Fund's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Portfolio. The per share dividends and distribution on each class of shares of a Portfolio will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Portfolio will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Portfolio less the estimated expenses of such Portfolio.

Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Portfolio at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Portfolios will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Portfolios until the shareholder notifies the Transfer Agent or the Portfolio in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

Distributions of capital gains from each of the Portfolios, other than the Money Market Portfolio, are made annually. Dividends from investment income of the Equity Portfolios (except the Equity Income Portfolio) and Managed Portfolio are declared and paid annually. Dividends on the Equity Income Portfolio are paid semiannually. Dividends from investment income of the Income Portfolios are declared daily and paid monthly. Dividends from investment income and any net realized capital gains of the Money Market Portfolio are declared daily and reinvested monthly in additional shares of the Money Market Portfolio at net asset value.

                             BROKERAGE TRANSACTIONS

Each Portfolio Manager selects the brokerage firms which complete portfolio transactions for that Portfolio, subject to the overall direction and review of Enterprise Capital and the Board of Directors of the Fund.

The initial criterion which must be met by any Portfolio Manager in selecting brokers and dealers to effect securities transactions for a Portfolio is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Portfolio Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. All brokerage transactions shall comply with Investment Company Act Rule 17e-1.

Subject to this primary objective, the Portfolio Managers may select for brokerage transactions those firms which furnish brokerage and research services to the Fund, Enterprise Capital, and the respective Portfolio Managers, or those firms who agree to pay certain of the Fund's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Rules of Fair Practice, those firms which have been active in selling shares of the Fund.

                               GENERAL INFORMATION

ORGANIZATION OF FUND

The Fund was incorporated January 2, 1968, as Alpha Fund, Inc., and its name was changed to The Enterprise Group of Funds, Inc. on September 14, 1987, and it expanded into a series fund and Alpha Fund became the Growth Portfolio of the Fund. The Money Market Portfolio was added commencing May 1, 1990; the Small Company Value Portfolio was added commencing October 1, 1993; the Managed Portfolio was added commencing October 3, 1994; and the Growth and Income Portfolio, Equity Portfolio and Small Company Growth Portfolio were added on May 1, 1997. Class A, B and Y shares were established May 1, 1995. Class C shares were established on May 1, 1997. The Fund is a Maryland corporation. Each Portfolio of the Fund is diversified, as that term is defined in the Investment Company Act of 1940.

OTHER CLASSES OF SHARES

Each Portfolio currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class A, Class B and Class C shares are the only classes of shares offered by this Prospectus. Class Y shares are only available to certain institutional purchasers of $1 million or more and to The Mutual of New York Employee 401(k) Plan and the Enterprise Capital Management, Inc. 401(k) Plan. Institutional investors eligible to purchase Class Y shares include banks, savings institutions, trust companies, insurance companies, investment companies as defined by the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund Inc. or other financial institutional buyer. Wrap account clients of broker/dealers and former Retirement System Fund Inc. shareholders are offered Class Y shares at a lower minimum purchase amount.

CAPITAL STOCK

The authorized capital stock of the Fund consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into thirteen series with each series representing a separate Portfolio. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new classes will be authorized by the Board from time to time as new Portfolios with separate investment objectives and policies are established.

Each class of shares is entitled to participate in dividends and distributions declared by the respective Portfolios and in net assets of such Portfolios upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Portfolio are entitled to redeem their shares as set forth under "How to Redeem Fund Shares."

VOTING RIGHTS

Shares of each Portfolio are entitled to one vote per share and fractional votes for fractional shares. The Fund's shareholders have the right to vote on the election of Directors of the Fund and on any and all other matters on which, by law or the provisions of the Fund's bylaws, they may be entitled to vote.

Each series (i.e., Portfolio) of the Fund is further divided into four classes of shares: Class A, Class B, Class C and Class Y. Class A, Class B, Class C and Class Y shares represent interests in the same assets of a Portfolio and are identical in all respects, except that Class A and Class B, and Class C shares bear certain expenses related to distribution and servicing of such shares.

On matters relating to all Portfolios or Classes of shares and affecting all Portfolios or Class of shares in the same manner, shareholders of all Portfolios or Classes of shares are entitled to vote. On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Each class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

The Fund and its Portfolios are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Fund, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank & Trust Company of Boston, Massachusetts acts as Custodian of the Fund's assets.

National Financial Data Services, Inc. acts as the Fund's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts and DST Systems, Inc. of Kansas City, Missouri.

REPORTS TO SHAREHOLDERS.

The Fund sends to all its shareholders annual and semiannual reports, including a list of investment securities held in the Portfolios.

                                    APPENDIX

                       DESCRIPTION OF MUNICIPAL SECURITIES

Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short term obligations generally having a maturity of less than nine months.

New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings. Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

                   FLOATING RATE AND VARIABLE RATE SECURITIES

The Tax-Exempt Income Portfolio may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

INVESTMENT ADVISER
Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
Telephone:
1-800-432-4320 (Toll Free)

DISTRIBUTOR
Enterprise Fund Distributors, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia 30326
Telephone:
1-800-432-4320 (Toll Free)

CUSTODIAN
State Street Bank and Trust Company
Boston, Massachusetts

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore Ave., 2nd Floor
Kansas City, MO 64105-2112
Telephone:
1-800-368-3527 (Toll Free)

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Atlanta, Georgia 30309




MEMBER - INVESTMENT COMPANY INSTITUTE

                                TABLE OF CONTENTS

Expense Information
Prospectus summary
Condensed financial information
Investment objectives and policies of the Portfolios
Certain investment techniques and associated risks
Investment restrictions
How to purchase Portfolio shares
Shareholder services
How to exchange shares among the Portfolios
How to redeem Portfolio shares
Distributor's Agreement and Plan of Distribution
Performance comparisons
Management of the Fund
Taxes
Dividends and distribution
Brokerage transactions
General information
Appendix

                                   MAY 1, 1997


                                GROWTH PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                                EQUITY PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO
                         INTERNATIONAL GROWTH PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO
                            HIGH-YIELD BOND PORTFOLIO
                           TAX-EXEMPT INCOME PORTFOLIO
                                MANAGED PORTFOLIO
                             MONEY MARKET PORTFOLIO



                                     [LOGO]

                         ENTERPRISE GROUP OF FUNDS [LOGO]


                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION


EQUITY PORTFOLIOS:

         Growth Portfolio
         Growth and Income Portfolio
         Equity Portfolio
         Equity Income Portfolio
         Capital Appreciation Portfolio
         Small Company Growth Portfolio
         Small Company Value Portfolio
         International Growth Portfolio

INCOME PORTFOLIOS:

         Government Securities Portfolio
         High-Yield Bond Portfolio
         Tax-Exempt Income Portfolio

FLEXIBLE PORTFOLIO:

         Managed Portfolio

MONEY MARKET PORTFOLIO:

         Money Market Portfolio

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus.

         A copy of the Prospectus may be obtained by writing to the Fund at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Fund at the following numbers:

                           1-800-432-4320
                           1-800-368-3527  (SHAREHOLDER SERVICES)

         The date of the Prospectus to which this Statement of Additional Information relates is May 1, 1997.

         The date of this Statement of Additional Information is May 1, 1997.

                                TABLE OF CONTENTS


                                                                        Page No.
                                                                        --------
         General Information and History
         (See Prospectus - General Information)

         Investment Objectives and Policies
         (See Prospectus - Investment Objectives and
                  Policies of the Portfolios)

         Management of the Fund
         (See Prospectus - Management of the Fund)

         Investment Advisory and Other Services
         Investment Advisory Agreement
         Portfolio Managers
         Distributor's Agreement and Plan of Distribution
         Miscellaneous
         (See Prospectus - Management of the Fund)

         Purchase, Redemption and Pricing of Securities
           Being Offered
                  Services for Investors
         (See Prospectus - How to Purchase Portfolio
                           Shares; How to Redeem Portfolio Shares)

                  Redemptions in Kind
                  Determination of Net Asset Value
         Portfolio Transactions and Brokerage
         Performance Comparisons
         Custodian
         Independent Accountants
         Taxes
         Financial Statements
         Appendix

                         GENERAL INFORMATION AND HISTORY

         The Enterprise Group of Funds, Inc. (the "Fund") was incorporated January 2, 1968 as Alpha Fund, Inc. Its name was changed to The Enterprise Group of Funds, Inc. on September 14, 1987, and at that same time: (i) the Fund's Board of Directors was authorized to establish any number of series of common stock of the Fund, each of which series would represent stock in a separate Portfolio; (ii) each outstanding share of the common stock of Alpha Fund, Inc. became one share of the newly established Growth Portfolio; and (iii) the Fund was reincorporated as a Maryland corporation with the shares of the Common Stock of the Fund divided into nine classes consisting of a separate class for each Portfolio. On May 31, 1989, the Fund's GNMA and Corporate Portfolios were combined with the Government Securities Portfolio reducing the number of Fund Portfolios to eight. Effective May 1, 1990, the Fund added its Money Market Portfolio. Effective April 21, 1993, the Fund liquidated the Precious Metals Portfolio. Effective October 1, 1993, the Fund added its Small Company Value Portfolio and effective October 3, 1994, the Fund added its Managed Portfolio. Effective May 1, 1995, the Fund added Class B and Class Y shares. Effective May 1, 1997 the Fund added Class C Shares and the Equity, Equity Income and Small Company Growth Portfolios.

                      INVESTMENT POLICIES AND TECHNIQUES

         INTERNATIONAL GROWTH PORTFOLIO - Capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

         The International Growth Portfolio Manager believes that, over the long term, investing across international equity markets based upon discrepancies between market prices and fundamental values may achieve a positive enhancement for the Portfolio's investment performance relative to the returns from the Benchmark.

         Fundamental value is considered to be the current value of long-term, sustainable future cash flows derived from a given asset class or security. In determining fundamental value, the Portfolio Manager examines the relative price to value of the investment opportunity based upon the prospects for relative economic growth among countries, regions or geographic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships. Investment decisions are based on comparisons of current market prices to fundamental values.

         Although it may invest anywhere in the world, it is expected that the Portfolio will primarily invest in the equity markets included in the Morgan Stanley Capital International Non-U.S. Equity (Free) Index which currently are Japan, the United Kingdom, Germany, France, Canada, Italy, the Netherlands, Australia, Switzerland, Spain, Hong Kong, Belgium, Singapore, Malaysia, Sweden, Denmark, Norway, New Zealand, Austria, Finland and Ireland. The composition of the Index may change over time, according to criteria established by Morgan Stanley.

         The "Asset Allocation Mix," set forth below, represents the asset allocation mix based on the Benchmark as of December 31, 1996, and may shift over time as the Benchmark index weights change.

Asset Class         Asset Allocation Mix     Asset Class Strategy Ranges
-----------         --------------------     ---------------------------
Non-U.S. Equities          100%                       80-100%
Cash and Cash                0%                         0-20%
  Equivalents              100%

         The "asset class strategy ranges" indicated above are the ranges within which the Fund expects to make its active asset allocations to specific asset classes. Under all but unusual market conditions, the Portfolio expects to adhere to the strategy ranges set forth above. However, the Portfolio's strategy ranges may be exceeded by the Portfolio under unusual market conditions.

         The investment policies of the Portfolios along with a description of the securities in which the Portfolios invest, certain risks connected with investments in the Portfolios, and a description of investment techniques used by the Portfolios are set forth in the Prospectus.

                           1.c INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which cannot be changed as to any individual Portfolio without approval by the holders of a majority of the outstanding shares of the relevant Portfolio. (As used - in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Portfolio" means the lessor of (i) 67% of the shares of the relevant Portfolio represented at a meeting at which more than 50% of the outstanding shares of that Portfolio are represented in person or by proxy or
(ii) more than 50% of the outstanding shares of the relevant Portfolio.) Except as otherwise set forth, none of the Portfolios may:


         1. As to 75% of the assets of any Portfolio, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer.

         2. Purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such securities would cause the Portfolio's investment in such companies taken at cost to exceed 5% of the value of the Portfolio's total assets. (The High Yield Bond and Tax-Exempt Income Portfolios are not subject to this restriction.)

         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts as permitted by its investment program.

         4. Make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Portfolio as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short portion as to them. In no event will a Portfolio make short sales of securities in such a manner that the value of its net assets used to cover such sales would exceed 15% of the value of its net assets at any time. The short sales of the type described above, which are called "sales against the box," may be used by a Portfolio when management believes that they will protect profits or limit losses in investments and would be used chiefly in deferring a tax gain or loss.

         5. Borrow money, except that a Portfolio may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 5% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Portfolio will not purchase securities while borrowings are outstanding. A Portfolio will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 15% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or of its investment advisor holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization.

         8. Invest in real estate; this restriction does not prohibit the Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10.Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify the Portfolio or the Fund as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11.Except for the Money Market Portfolio, make any investment which would cause more than 25% of the total assets of the Portfolio to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Portfolio may invest more that 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Portfolio may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Portfolio.

         12. Participate with others in any trading account. This restriction does not prohibit the Fund or any Portfolio from combining portfolio orders with those of other Portfolios or other clients of the investment adviser or Portfolio Managers when to do so would permit the Fund and one or more Portfolios to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (See "Portfolio Transactions and Brokerage" below.)

         13. Invest more than 10% of the value of its assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily saleable.

         In addition, management of the Fund has adopted the following restrictions which apply to all of the Portfolios and may be changed only by the Board of Directors of the Fund. No Portfolio will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants (Included in that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.), or (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions.

                             MANAGEMENT OF THE FUND

        The directors and officers of the Fund, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the 1940 Act, are denoted by an asterisk. As to their duties relative to the Fund, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Ste. 450, Atlanta, GA 30326.

NAME, AGE AND POSITION WITH THE FUND         PRINCIPAL OCCUPATION
------------------------------------         --------------------
                                             PAST FIVE YEARS
                                             ---------------
Arthur T. Dietz (73)                         President, ATD Advisory Services,
Director                                     Inc. since 1996; President and Chief
Member of the Audit Committee                Chief Executive Officer, Strategic Portfolio
                                             Management, Inc., 1987-1996; Mills B. Lane
                                             Professor of Finance and Banking, Emory
                                             University, 1954-1988; Trustee, Enterprise
                                             Accumulation Trust; Director, Medical Synergies, Inc.

*Samuel J. Foti (45)                         President and Chief Operating Officer, MONY since 1994;
Director                                     Executive Vice President, MONY (1991-1994); Trustee,
                                             MONY since 1993; Senior Vice President and Chief
                                             Marketing Officer, MONY (1989 - 1991); Trustee,
                                             Enterprise Accumulation Trust.

Arthur Howell (78)                           Of Counsel, law firm of Alston Director & Bird,
                                             Atlanta, Georgia; President Chairman of the
                                             Audit Committee and Chairman of the Board,
                                             Summit Industries, Inc.; Secretary of the
                                             Executive Committee, Crescent Banking Co.,
                                             Inc.; Trustee, Enterprise Accumulation Trust.

William A. Mitchell, Jr.(59)                 President, Carter & Associates (real estate
Director                                     development), Atlanta, Georgia; Trustee, Enterprise
                                             Accumulation Trust.

Lonnie H. Pope (63)                          President and Chief Executive Officer of AFF, Inc.
Director                                     (creator and manufacturer of aromatics, flavors and
Member of the Audit Committee                fragrances), Marietta, Georgia; Trustee, Enterprise
                                             Accumulation Trust.

*Michael I. Roth (51)                        Chairman and Chief Executive Officer, MONY since 1993;
Director                                     President and Chief Executive officer, MONY (1991-1993);
                                             Executive Vice President and Chief Financial
                                             Officer, MONY (1989-1991); Executive Vice
                                             President and Chief Financial Officer,
                                             Primerica Corporation (1987); Executive Vice
                                             President, Primerica Corporation (1982-1987); Trustee,
                                             Enterprise Accumulation Trust; Director, American
                                             Council of Life Insurance (ACLI).

*Victor Ugolyn (49)                          Chairman, President and Chief Executive Officer,
Director                                     The Enterprise Group of Funds, Inc. since 1991;
                                             Chairman, President and Chief Executive
                                             Officer, Enterprise Capital and Enterprise
                                             Fund Distributors, Inc. since 1991;
                                             Chairman, President and Chief Executive
                                             Officer, Enterprise Accumulation Trust; Vice
                                             Chairman and Chief Marketing Officer, Value
                                             Line Securities, Inc. (1986-1991).

Catherine R. McClellan (41)                  Secretary, Enterprise Accumulation Trust;
Secretary                                    Senior Vice President, Secretary and Chief Counsel,
                                             Enterprise Capital Management, Inc.; Senior
                                             Vice President, Secretary and Chief Counsel,
                                             Enterprise Fund Distributors, Inc.

Herbert M. Williamson (46)                   Assistant Secretary and Treasurer, Enterprise
Treasurer                                    Accumulation Trust, Enterprise Capital Management, Inc.
                                             and Enterprise Fund Distributors, Inc.

Phillip G. Goff (33)                         Vice President and Chief Financial Officer,
                                             Enterprise Accumulation Trust, Enterprise
                                             Capital Management, Inc. and Enterprise Fund
                                             Distributors, Inc. 1995 - present; Audit
                                             Manager, Coopers & Lybrand, L.L.P., 1986 - 1995.

- Messrs. Foti, Roth and Ugolyn are "interested persons" of the Fund, of Enterprise Capital Management, Inc. (the Fund's investment adviser), and of Enterprise Fund Distributors, Inc. (the distributor of the Fund's Shares), as that term is defined in the Investment Company Act of 1940.

At December 31, 1996, the officers and directors of the Fund as a group owned less than one percent of the shares of each Portfolio.

The Fund pays fees to those directors who are not "interested persons" of the Fund at the rate of $10,000 per director per year plus $1,000 for each special or committee meeting attended. The Fund pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Fund's investment adviser, Enterprise Capital Management, Inc. No fees were paid to the "interested" directors of the Fund.

The following sets forth compensation paid to each of the Directors during 1996:

(1)                        (2)              (3)                (4)             (5)
NAME                       AGGREGATE        PENSION OR         ESTIMATED       TOTAL
                           COMPENSA-        RETIREMENT         ANNUAL          COMPENSATION
                           TION FROM        BENEFITS           BENEFITS        FROM REGISTRANT
                           REGISTRANT       ACCRUED AS         UPON            AND FUND COMPLEX
                                            PART OF            RETIREMENT      PAID TO
                                            FUND                               DIRECTORS*
                                            EXPENSES
Arthur T. Dietz             $14,500           None               None            $23,350
Arthur Howell               $14,500           None               None            $23,350
William A. Mitchell, Jr.    $13,000           None               None            $21,250
Lonnie H. Pope              $14,500           None               None            $23,350

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         The Fund has entered into an Investment Advisory Agreement (the "Adviser's Agreement") with Enterprise Capital Management, Inc. ("Enterprise Capital") which, in turn, has entered into Portfolio Manager's Agreements with each of the Portfolio Managers as discussed in the Prospectus. Enterprise Capital functions as the adviser to the Money Market Portfolio. Enterprise Capital is a subsidiary of The Mutual Life Insurance Company of New York ("MONY"), one of the nation's largest insurance companies. Enterprise Capital was incorporated in 1986. Enterprise Capital's address is Suite 450, 3343 Peachtree Road, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of Enterprise Capital.

         The Adviser's Agreement obligates Enterprise Capital to provide investment advisory services to the Portfolios of the Fund, to furnish the fund with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Fund. Each Portfolio pays all other expenses incurred in its operation, and a portion of the Fund's general administrative expenses are allocated to the Portfolios either on the basis of their asset size, on the basis of special needs of any Portfolio, or equally as is deemed appropriate. The Fund's Board of Directors annually reviews allocation of expenses among the Portfolios.

         The Adviser's Agreement authorizes Enterprise Capital to enter into subadvisory agreements with various investment advisers as Portfolio Managers for the Portfolios of the Fund. The Portfolio Manager's Agreements are substantially the same in all material respects except for the names of the Portfolio Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Fund to Enterprise Capital and which Enterprise Capital pays to the Portfolio Managers.

         Enterprise Capital is the Portfolio Manager of the Money Market Portfolio. It utilizes the services of The Mutual Life Insurance Company of New York employees for certain services relating to management of the Portfolio. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.

         Expenses that are borne directly by the Portfolios incurring such costs include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Expenses which are generally allocated either on the basis of size or equally among the respective Portfolios include director fees, legal expenses, state franchise taxes, costs of printing of proxies, prospectuses, registration statements and shareholder reports, printing and issuance of stock certificates and other expenses properly payable by the Fund that are allocable to the respective Portfolios. Litigation costs, if any, may be directly allocable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

         Enterprise Capital has advised the Fund that it will reimburse such portion of the fees due to it under the Adviser's Agreement as is necessary to assure, for the period commencing January 1, 1997 and ending no earlier than December 31, 1997 that expenses incurred by the Portfolios will not exceed the percentages of average annual assets (annualized for periods of less than a fiscal year) As described in the Expense Table to the Prospectus. This commitment was also in effect from January 1, 1989 through December 31, 1996.

         The table below sets forth the 1996 breakdown by Portfolio of (1) the investment advisory fee paid to Enterprise Capital, (2) the percentage of the Management Fee to be paid by Enterprise Capital to the Portfolio Manager, (3) the portfolio management fee paid by Enterprise Capital to the Portfolio Manager, (4) the net advisory fee left to Enterprise Capital after payment of the portfolio management fee, and (5) the amount of the expense reimbursement paid by Enterprise Capital to the Portfolio to assure that expenses incurred by the Portfolio did not exceed 2.0% of average annual net assets for the Equity Portfolios and 1.3% of average annual net assets for the Income Portfolios. To the extent that the Management Fee equals or exceeds .75% of the average daily net asset values of a Portfolio, such fee is higher than the fee charged to most investment companies. However, the Board of Directors has determined that such fees are reasonable in light of the services, investment decisions and investment techniques employed by the Portfolios.

PORTFOLIO                    (1)          (2)         (3)        (4)        (5)
---------
Growth                  $1,282,393        40%(1)    474,978    807,415     37,407(2)

Equity Income              523,261        40%       209,391    313,870    126,447

Capital Appreciation       935,780        66%(3)    611,348    316,432     21,601(2)

Small Company Value        153,784        40%(4)     72,105     81,679    128,396

International Growth       353,427        50%       187,181    166,246     80,932

Government Securities      490,882        50%(5)    229,645    261,237     94,868

High-Yield Bond            339,960        50%       170,056    169,904    114,041

Tax-Exempt Income          162,828        50%        81,452     81,376     51,959

Managed                  1,164,633        53%       568,181    596,452     ----

Money Market               160,844        --         ---       160,844     82,594

(1) 33% of assets $100,000,001 - $200,000,000

(2) Reflects total expenses before reduction for brokerage commission credits which are reflected as expense reimbursement.

(3) 60% of assets in excess of $100,000,001 - $200,000,000

(4) 42% of assets in excess of $500,000,001

(5.)53% of assets in excess of $20,000,001

PORTFOLIO MANAGERS

Montag & Caldwell, Inc.

         Montag & Caldwell was established in 1945 as an investment adviser.

TCW Funds Management, Inc.

         TCW Funds Management, Inc. was established for the sole purpose of managing investment portfolios. The 1997 Money Market Directory of Pension Funds and their Investment Managers ranks TCW as the 13th largest investment counselling firm in the United States of the 1,261 firms surveyed.

         Additional information concerning the Portfolio Managers and their annual rate of compensation is set forth in the Prospectus.

DISTRIBUTOR'S AGREEMENT AND PLAN OF DISTRIBUTION

         The Distributor's Agreements and Plans of Distribution (the "12b-1 Plans") between the Fund and Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), pursuant to which Enterprise Distributors serves as principal underwriter of the Fund's shares, is described in the Prospectus. The 12b-1 Plans provide for the payment by the Fund to Enterprise Distributors of a daily distribution fee.

                     TOTAL CONTINGENT DEFERRED SALES CHARGES


                  DISTRIBUTION     COMMISSION &    CDSC            CDSC PAID TO     MARKETING &      TRAVEL,
                  FEES PAID TO     SALES FEES      COLLECTED &     DEALERS          ADVERTISING      TELEPHONE &
                  EFD              PAID TO EFD     PAID TO EFD                      FEES PAID        OTHER
                                                                                    AUTHORIZED
                                                                                    FEES PAID
1996              $3,696,663       $692,305       $ 6,916          $1,725,493     $1,045,791         $328,418
1995              $2,487,595       $505,970       $ 3,074          $1,255,109     $  585,683         $301,269
1994              $2,232,408       $627,245       $23,779          $2,322,408     $  866,155         $535,608


MISCELLANEOUS

         The terms of each of the Investment Adviser's Agreement, the Distributor's Agreements and Plans of Distribution, the Transfer Agent Agreement, the Accounting Agreement and the Portfolio Manager's Agreements (collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940 (the "1940 Act"); (ii) must be approved annually by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the directors of the Fund who are not parties to such contract or "interested persons" (as such term is defined in the 1940 Act) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party. The Distributor's Agreement and Plan of Distribution were most recently approved by the shareholders at the Special Meeting of Shareholders held April 26, 1995. The Investment Adviser's Agreement was most recently approved by the shareholders at the Annual Meeting of Shareholders held July 25, 1988. The Fund's Board of Directors most recently approved continuance of the Investment Adviser's Agreement and the Portfolio Manager's Agreements on February 20, 1997.



          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Information concerning purchase and redemption of shares of the Fund's Portfolios, as well as information concerning computation of net asset value per share is set forth in the Fund's Prospectus.

SERVICES FOR INVESTORS

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by Enterprise Distributors, except for the normal cost of issuing shares, which is paid by the Fund.

AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Portfolio(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Fund at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Portfolios in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Fund.

AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Portfolio Account on a monthly basis for automatic investments into one or more of the other Portfolios of the same Class. The Portfolio from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Enterprise Portfolio, or they may open a new account subject to an initial minimum investment of $100.

LETTER OF INTENT INVESTMENTS. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Portfolios should complete the appropriate portion of the new account application.

RIGHT OF ACCUMULATION DISCOUNT. Investors who make an additional purchase of Class A shares of the Fund which, when combined with the value of their existing aggregate holdings of shares of the Portfolios of the Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "How to Purchase Portfolio Shares" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated.

CHECKWRITING. A check redemption feature is available on the Money Market Portfolio Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting Enterprise Capital Management. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

SYSTEMATIC WITHDRAWAL PLAN. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Portfolio(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying portfolio securities. For this reason, the payments cannot be considered as a yield of income on the investment.

RETIREMENT PLANS. The Fund offers various Retirement Plans: IRA (for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from Enterprise Distributors. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

REDEMPTIONS IN KIND

         The Fund's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Fund. To date, all redemptions have been made in cash, and the Fund anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed through a distribution of portfolio securities, the recipient would incur brokerage commissions upon the sale of such securities.

DETERMINATION OF NET ASSET VALUE

         The net asset value of each Portfolio's shares is determined once daily as of the close of the New York Stock Exchange (usually 4 p.m. Eastern time) on each day on which the Exchange is open for trading. The net asset value of a share is computed by dividing the value of the net asset of the Portfolio by the total number of shares outstanding.

Money Market Portfolio

         The net asset value of the Money Market Portfolio is computed by dividing the total value of the Portfolio's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the portfolio securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities can be expected to increase; when yields increase, the market value of a portfolio invested at lower yields can be expected to decline. In addition, if the Portfolio has net redemptions at a time when interest rates have increased, the Portfolio may be forced to sell portfolio securities prior to maturity at a price below the Portfolio's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Portfolio were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

Other Portfolios

         The net asset value of Portfolios other than the Money Market Portfolio is computed by dividing the total value of the series' securities and other assets, less liabilities, by the number of series shares then outstanding. Securities other than money market instruments maturing in 60 days or less which are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the last bid price. Securities other than money market instruments maturing in 60 days or less traded in the over-the-counter market are valued at the last bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities which are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. Money market instruments with maturities of 60 days or less are valued using the amortized cost method of valuation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio transactions and brokerage policies of the Fund are set forth in the Prospectus. In the last three fiscal years ended December 31, the Fund has paid the following aggregate amounts for brokerage commissions on transactions in portfolio securities: 1994 - $601,596; 1995 - $489,729; 1996 -
$762,622.

                             PERFORMANCE COMPARISONS

         From time to time the Fund may advertise a Portfolio's "yield" as "total return." See the Prospectus under "Performance Comparisons" for an explanation of the method of calculation of "yield" or "total return."

         From time to time, a portfolio's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indexes such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Low Grade Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Brothers Analytical Record of Yield and Yield Spreads, and the Salomon Brothers World Money Market Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Also, a portfolio's performance may be compared to the historical returns of various investments, performances indexes of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Fund's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper Analytical Services, Inc. ("Lipper"), an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks. The Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money markets seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         From time to time, the Fund may provide hypothetical illustrations based on past performance for a particular time period. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during a particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         The Fund may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                    CUSTODIAN

         State Street Bank and Trust Company of Boston, Massachusetts, has been retained to act as custodian of the assets of the Fund.

                             INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P. whose address is 1100 Campanile Building, Atlanta, Georgia, 30309, has been retained to serve as the Fund's independent accountants.

                                      TAXES

See the Prospectus for information concerning taxes.

                              FINANCIAL STATEMENTS

                                                                          Annual

                                                                          Report

                                                                          Page

                                                                          Number
                                                                          ------



Financial Statements

Portfolios of Investment Securities,
                  December 1, 1996.............................................4
Statement of Assets and Liabilities,
                  December 31, 1996...........................................52
         Statements of Operations for the
                  Year Ended December 31, 1996................................54
         Statements of Changes in Net Assets
                  for Each of the Two Years Ended
                  December 31, 1995 and 1996..................................56

Financial Highlights..........................................................60

Notes to Financial Statements.................................................74

Report of Independent Accountants.............................................83

                                    APPENDIX

                      RATINGS OF CORPORATE DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC.(1)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

--------------------------------
(1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION(2)

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB,B,CCC,CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.







--------------------------------
(2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                 PART B, ITEM 23


(Registrant will submit Part B, Item No. 23 with its 485(b) on or before April 30, 1997.)

                            PART C. OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements:

                           The audited financial statements as to the Fund are in the 1996 Annual Report to Shareholders, a copy of which will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997.

                           Portfolio of Assets and Liabilities, December 31,
                           1996
                           Statement of Assets and Liabilities, December 31,
                           1996
                           Statement of Operations for the Year Ended December 31, 1996
                           Statement of Changes in Net Assets for each of the Two Years Ended December 31, 1995 and 1996

                  (b)      Exhibits:

                           (1) Registrant's charter: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith; Amendment to Charter dated April 26, 1995 filed with Amendment No. 43 dated April 26, 1995, and incorporated herewith.

                           (2) By-Laws: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith; Amendment to By-Laws, dated November 17, 1994 filed with Amendment No. 43 dated April 26, 1995, and incorporated herewith.

                           (3)      Not applicable.

                           (4) Specimen share certificate: Filed with Amendment No. 29, dated November 27, 1987 and incorporated herewith.

                           (5) Investment Advisory Agreement: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith.

                           (6)      (i)      General Distributor's Agreement:
                                             Filed with Amendment No. 39, and
                                             dated April 28, 1994, and
                                             incorporated herewith; Addendum to
                                             Distributor's Agreement, filed
                                             April 26, 1995, and incorporated
                                             herewith.

                                    (ii)     Prototype Soliciting Broker/Dealer
                                             Agreement: Filed with Amendment No.
                                             39, dated April 28, 1994, and
                                             incorporated herewith; Addendum to
                                             the Soliciting Broker/Dealer
                                             Agreement, filed with Amendment
                                             No. 43 dated  April 26, 1995
                                             and incorporated herewith.

                           (7)      Not applicable.

                           (8) Form of Custodian Contract: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith.

                           (9)      Not applicable.

                           (10)     Opinion of Counsel: Filed herewith as
                                    Exhibit 10.

                           (11) Consent of Coopers & Lybrand, L.L.P.: Filed herewith as Exhibit 11.

                           (12) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders and will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997..

                           (13)     Not applicable.

                           (14)     Not applicable.

                           (15)     Distribution Agreements: Filed with
                                    Amendment No. 43, dated April 26, 1995 and incorporated herewith.

                           (16) Computation of performance: Included in Part A herein and incorporated by reference.

                           (17) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders.

                           (18) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders and will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997..


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES

                                                               Number of Record
                                                               Holders
                                                               as of the date of this
                                                               Statement of Additional
                  Title of Class                               Information
                  --------------                               -----------------------
                  Shares of Beneficial Interest                      85,143

ITEM 27.          INDEMNIFICATION

                  Reference is made to the provisions of Article Sixth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) to this Registration Statement.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28.          (a)      Business and Other Connections of Investment Adviser

                           Enterprise Capital Management, Inc. is the investment adviser of the Registrant.

                  (b) Business and Other Connections of Officers and Directors of Investment Adviser

                           For information as the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of this Registration Statement and to the registration of Form ADV of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

ITEM 29.          PRINCIPAL UNDERWRITERS

                  (a) Enterprise Fund Distributors, Inc. is the general distributor of Registrant's shares.

                  (b) The information contained in the registration on Form BD of Enterprise Fund Distributors, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

                  (c)      Not Applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

Entity                      Function                 Address
------                      --------                 -------
The Enterprise Group       Registrant       Atlanta Financial Center
of Funds, Inc.                              3343 Peachtree Road, N.E., Suite 450
                                            Atlanta, GA   30326-1022

Enterprise Capital         Investment       Same as above.
Management, Inc.           Adviser

Enterprise Fund            Distributor      Same as above.
Distributors, Inc.

THE RECORDS OF THE PORTFOLIO MANAGERS ARE KEPT AT THE FOLLOWING LOCATIONS:

Growth Portfolio                    Montag & Caldwell, Inc.
                                    Atlanta Financial Center
                                    3343 Peachtree Road, N.E.
                                    Atlanta, GA   30326-1450

Growth & Income                     Retirement Systems Investors, Inc.
Portfolio                           317 Madison
                                    New York, NY 10122

Equity Portfolio                    OpCap Advisors
                                    One World Financial Center
                                    New York, NY 10281

Equity and Income                   1740 Advisers, Inc.
Portfolio                           1740 Broadway
                                    New York, NY   10019

Capital Appreciation                Provident Investment Counsel
 Portfolio                          300 North Lake Avenue
                                    Pasadena, CA   91101

Small Company Growth                Pilgrim Baxter Associates, Ltd..
Portfolio                           1255 Drummers Lane
                                    Ste. 300
                                    Wayne, PA 19087

Small Company Value                 GAMCO Investments, Inc.
Portfolio                           One Corporate Center
                                    Rye, New York  10580

International Growth                Brinson Partners, Inc.
Portfolio                           209 South LaSalle Street
                                    Chicago, IL   609604

Government Securities               TCW Funds Management, Inc.
Portfolio                           865 South Figueroa Street, Suite 1800
                                    Los Angeles, CA   90017

High-Yield Bond                     Caywood-Scholl Capital Management
Portfolio                           4350 Executive Drive, Suite 125
                                    San Diego, CA   92121

Tax-Exempt Income                   Morgan Stanley Asset Management, Inc.
Portfolio                           1221 Avenue of the Americas
                                    New York, NY   10020

Managed Portfolio                   OpCap Advisors
                                    One World Financial Center
                                    New York, New York   10281

Money Market Portfolio              Enterprise Capital Management, Inc.
                                    Atlanta Financial Center
                                    3343 Peachtree Road, N.E., Suite 450
                                    Atlanta, GA   30326


ITEM 31.          MANAGEMENT SERVICES

                  Not applicable.

ITEM 32.          UNDERTAKINGS

                  The registrant undertakes to file a Post-Effective Amendment, using financials which need not be certified within four to six months following the effective date of this Post-Effective Amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia on the 27th day of February, 1997.

               THE ENTERPRISE GROUP OF FUNDS, INC.

               By: /s/ Victor Ugolyn
                  --------------------------------------------------------------
                  Victor Ugolyn, Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Capacity                   Date
---------                           --------                   ----
/s/ Victor Ugolyn                   Chairman, President and    February 27, 1997
--------------------------------    Chief Executive Officer
Victor Ugolyn

/s/ Phillip G. Goff                 Principal Financial and    February 27, 1997
--------------------------------    Accounting Officer
Phillip G. Goff


/s/ Arthur T. Dietz                 Director                   February 27, 1997
--------------------------------
Arthur T. Dietz

/s/ Samuel J. Foti                  Director                   February 27, 1997
--------------------------------
Samuel J. Foti

/s/ Arthur Howell                   Director                   February 27, 1997
--------------------------------
Arthur Howell

/s/ Lonnie H. Pope                  Director                   February 27, 1997
--------------------------------
Lonnie H. Pope

/s/ William A. Mitchell, Jr.        Director                   February 27, 1997
--------------------------------
William A. Mitchell, Jr.

/s/ Michael I. Roth                 Director                   February 27, 1997
--------------------------------
Michael I. Roth

                                INDEX TO EXHIBITS


10       Opinion of Counsel

11       Consent of Independent Accountants

              As Filed With the Securities and Exchange Commission
                                February 28, 1997


                                                        Registration No. 2-28097
                                                        ------------------------

                       ----------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------
                                    FORM N-1A

             Registration Statement Under the Securities Act of 1933 ___
                           Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. 46  x
                                                        ---
                                     and/or
         Registration Statement Under the Investment Company Act of 1940
                               Amendment No. 32  x
                                                ---
                        (Check appropriate box or boxes)

                        --------------------------------
                       THE ENTERPRISE GROUP OF FUNDS, INC.
                           (Exact Name of Registrant)

                                    Suite 450
                               3343 Peachtree Road
                             Atlanta, Georgia 30326
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (404) 261-1116

                             Catherine R. McClellan
                                    Suite 450
                            3343 Peachtree Road, N.E.
                           Atlanta, Georgia 30326-1022
                     (Name and Address of Agent for Service)


  It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b)
           ----
                on _______ pursuant to paragraph (b)
           ----
                60 days after filing pursuant to paragraph (a)
           ----
             X  on May 1, 1997 pursuant to paragraph (a) of Rule 485
           ----


                    DECLARATION PURSUANT TO RULE 24f-2(a)(l)

The Registrant has registered an indefinite number of shares of Common Stock, $0.10 par value of the Registrant under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed with the Securities and Exchange Commission on February 24, 1997.

                              Cross Reference Sheet

Form N-lA
  Item
  ----
                                                              Prospectus Caption
                                                              ------------------
 Part A
 ------
 1.      Cover Page ..........................................   The Enterprise Group of Funds, Inc.
 2.      Synopsis ............................................   Prospectus Summary
 3.      Condensed Financial Information .....................   Condensed Financial Information
 4.      General Description of Registrant ...................   The Enterprise Group of Funds, Inc.;
                                                                 General Information - Organization
                                                                 of the Fund
 5.      Management of the Fund ..............................   Management of the Fund
 5A.     Management's Discussion
         of Fund Performance .................................   Refer to Annual Report
 6.      Capital Stock and Other Securities ..................   General Information - Capital Stock
 7.      Purchase of Securities Being Offered ................   How To Purchase Portfolio Shares
 8.      Redemption or Repurchase ............................   How to Redeem Portfolio Shares
 9.      Legal Proceedings ...................................   Not Applicable

                                                              Statement of Additional
 Part B                                                       Information Caption
 ------                                                       -------------------

10.      Cover Page ..........................................   Cover Page
11.      Table of Contents ...................................   Table of Contents
12.      General Information and History .....................   General Information and History
13.      Investment Objectives and Policies ..................   Investment Objectives and
                                                                 Investment Restrictions
14.      Management of the Registrant ........................   Management of the Fund
15.      Control Persons and Principal
         of Securities   .....................................   Management of the Fund
16.      Investment Advisory and
         Other Services   ....................................   Investment Advisory and Other Services
17.      Brokerage Allocation and other
         Practices ...........................................   Portfolio Transactions and Brokerage
18.      Capital Stock and Other Securities ..................   Not Applicable
19.      Purchase, Redemption and Pricing of
         Securities Being Offered ............................   Purchase, Redemption and Pricing of
                                                                 Securities Being Offered
20.      Tax Status ..........................................   Not Applicable
21.      Underwriters ........................................   Purchase, Redemption and Pricing
                                                                 of Securities Being Offered
22.      Calculation of Yield Quotations of
         Money Market Funds ..................................   Performance Comparisons
23.      Financial Statements ................................   Financial Statements

Part C
Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                       THE ENTERPRISE GROUP OF FUNDS, INC.
                            Atlanta Financial Center
                      3343 Peachtree Road, N.E., Suite 450
                             Atlanta, Georgia 30326
                 For Shareholder Information Call 1-800-368-3527

                          PROSPECTUS DATED MAY 1, 1997

The Enterprise Group of Funds, Inc. (the "Fund") is a series of mutual funds that seeks to provide investors a broad range of investment alternatives through its 13 separate Portfolios. Each Portfolio is managed as if it were a separate mutual fund issuing its own shares. The Fund's principal investment adviser, Enterprise Capital Management, Inc., selects separate sub-advisers referred to as "Portfolio Managers" that provide investment advice for the Portfolios and that are selected on the basis of able investment performance in their respective areas of responsibility.

Equity Portfolios                              Income Portfolios
-----------------                              -----------------
         Growth Portfolio                               Government Securities Portfolio
         Growth and Income Portfolio                    High-Yield Bond Portfolio
         Equity Portfolio                               Tax-Exempt Income Portfolio
         Equity Income Portfolio
         Capital Appreciation Portfolio        Flexible Portfolio
         Small Company Growth Portfolio        ------------------
         Small Company Value Portfolio                  Managed Portfolio
         International Growth Portfolio
                                               Money Market Portfolio
                                               ----------------------

                                                        Money Market Portfolio


This Prospectus explains concisely what you should know about the Fund and its Portfolios before you consider investing. Please read this Prospectus and retain it for future reference. Additional information, contained in a "Statement of Additional Information," dated May 1, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing or calling the Fund. It is incorporated by reference into this Prospectus (which means that it is legally part of it).

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE HIGH-YIELD BOND PORTFOLIO INVESTS SIGNIFICANTLY IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL AND HAVE SPECIAL RISKS. THEY MAY NOT BE SUITABLE FOR ALL INVESTORS. PLEASE READ THE RISK INFORMATION CAREFULLY

PLEASE NOTE THAT THESE FUNDS ARE NOT BANK DEPOSITS; ARE NOT FEDERALLY INSURED; ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL(S).

SUMMARY OF FUND EXPENSES                GROWTH     GROWTH AND INCOME   EQUITY     EQUITY INCOME  CAPITAL APPRECIATION

                                        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO         PORTFOLIO
                                        ---------      ---------      ---------     ---------         ---------
CLASS OF SHARES:                          Y               Y              Y             Y                 Y
SHAREHOLDER TRANSACTION EXPENSES
Maximum Initial Sales Load  Imposed on
  Purchase (as a % of offering price)    None           None            None          None              None
Maximum Deferred Sales Load              None           None            None          None              None
Maximum Sales Load Imposed on
  Reinvested dividends                   None           None            None          None              None
Exchange Fee                             None           None            None          None              None
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
Management Fee**                         0.75           0.75            0.75          0.75              0.75
12b-1                                    None           None            None          None              None
Other Expenses                           0.40           0.30            0.40          0.30              0.55
TOTAL FUND OPERATING EXPENSES***         1.15           1.05            1.15          1.05              1.30
                                         ====           ====            ====          ====              ====


SUMMARY OF FUND EXPENSES                 SMALL COMPANY      SMALL COMPANY

                                        GROWTH PORTFOLIO   VALUE PORTFOLIO
                                        ----------------   ---------------
CLASS OF SHARES:                               Y                   Y
SHAREHOLDER TRANSACTION EXPENSES
Maximum Initial Sales Load  Imposed on
  Purchase (as a % of offering price)        None                None
Maximum Deferred Sales Load                  None                None
Maximum Sales Load Imposed on
  Reinvested dividends                       None                None
Exchange Fee                                 None                None
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
Management Fee**                             1.00                0.75
12b-1                                        None                None
Other Expenses                               0.40                0.55
TOTAL FUND OPERATING EXPENSES***             1.40                1.30
                                             ====                ====

Example 1 You would pay the following expenses over the indicated periods in each of the Funds on a $1,000 investment assuming (a) payment of the maximum sales charge (none), (b) a 5% annual return, and (c) redemption at the end of the time period.

1 Year                                    12.00     11.00     12.00     11.00     13.00     14.00     13.00
3 Years                                   37.00     33.00     37.00     33.00     41.00     44.00     41.00
5 Years                                   63.00     58.00     63.00     58.00     71.00     77.00     71.00
10 Years                                 140.00    128.00    114.00    128.00    157.00    168.00    157.00


THE EXAMPLE SHOULD NOT BE CONSIDERED INDICATIONS OF PAST OR OF FUTURE EXPENSES OR PERFORMANCE, AND ACTUAL EXPENSES OR PERFORMANCE MAY VARY FROM THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly.

**These fees may be higher than that of other funds. However, the Board of Directors has determined that such fees are reasonable in light of the services, investment decisions and investment techniques employed.

***The expense information set out above reflects a revised commitment of Enterprise Capital Management, Inc. effective January 1, 1997, to reimburse to the fund's Portfolios a portion of the fees due it under the investment Adviser's Agreement. That commitment provides that the Fund's total operating expenses for the Portfolios, on an annual basis, will not exceed the amounts set forthin the above table. By reason of the expense reimbursement commitment applicable in 1996, the actual expenses incurred by Class Y shares of the Portfolio for 1996 were, on an annualized basis, Small Company - 1.30; International Growth -1.55; and Managed - 1.12. Absent this reimbursement of fees, the ratio of expenses to average net assets for the Portfolio for 1996 would have been as follows: Small Company - 1.92; International Growth - 1.75; and Managed -1.12. Accordingly, expenses for Class Y shares of the funds represent estimates of what these expenses are expected to be for the 1997 fiscal year. See "Management of the Fund" and "Brokerage Transactions" for further information concerning expenses.

For accounts with a balance of $1,000 or less, as of July 31, a $25 fee per account registration per Portfolio for maintenance will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, and Retirement Plans.

SUMMARY OF FUND EXPENSES               INTERNATIONAL GROWTH  GOVERNMENT SECURITIES  HIGH-YIELD BOND  TAX-EXEMPT
                                            PORTFOLIO              PORTFOLIO          PORTFOLIO      PORTFOLIO
                                            ---------              ---------          ---------      ---------
CLASS OF SHARES:                                Y                      Y                 Y              Y
SHAREHOLDER TRANSACTION EXPENSES
Maximum Initial Sales Load  Imposed on
  Purchase (as a % of offering price)          None                   None              None           None
Maximum Deferred Sales Load                    None                   None              None           None
Maximum Sales Load Imposed on
  Reinvested dividends                         None                   None              None           None
Exchange Fee                                   None                   None              None           None
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
Management Fee**                               0.85                   0.60              0.60           0.50
12b-1                                          None                   None              None           None
Other Expenses                                 0.70                   0.25              0.25           0.30
TOTAL FUND OPERATING EXPENSES***               1.55                   0.85              0.85           0.80
                                               ====                   ====              ====           ====


SUMMARY OF FUND EXPENSES                     MANAGED             MONEY MARKET
                                            PORTFOLIO             PORTFOLIO
                                            ---------             ---------
CLASS OF SHARES:                                Y                      Y
SHAREHOLDER TRANSACTION EXPENSES
Maximum Initial Sales Load  Imposed on
  Purchase (as a % of offering price)
None
Maximum Deferred Sales Load                    None                  None
Maximum Sales Load Imposed on
  Reinvested dividends                         None                  None
Exchange Fee                                   None                  None
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
Management Fee**                               0.75                  0.35
12b-1                                          None                  None
Other Expenses                                 0.55                  0.35
TOTAL FUND OPERATING EXPENSES***               1.30                  0.70
                                               ====                  ====


Example 2 You would pay the following expenses over the indicated periods in each of the Funds on a $1,000 investment assuming (a) payment of the maximum sales charge (none) 5% annual return, and (c) redemption at the end of the time period.

1 Year                                         16.00       9.00       9.00      8.00       13.00        7.00
3 Years                                        49.00      27.00      27.00     26.00       41.00       22.00
5 Years                                        84.00      47.00      47.00     44.00       71.00       39.00
10 Years                                      185.00     105.00     105.00     99.00      157.00       87.00

                       THE ENTERPRISE GROUP OF FUNDS, INC.
                               PROSPECTUS SUMMARY

Set forth below are the 13 Portfolios of the Fund, their Portfolio Managers and investment objectives. The Fund is a diversified, open-end management investment company. Enterprise Capital Management, Inc. serves as investment adviser. The Fund consists of common stock divided into thirteen Portfolios consisting of four separate Classes for each Portfolio. Shares are freely transferable within each Class.

PORTFOLIO MANAGER                                    INVESTMENT OBJECTIVES
-----------------                                    ---------------------
EQUITY PORTFOLIOS

Growth Portfolio                             Capital appreciation, primarily from investments in common stocks.
Montag & Caldwell, Inc.
Atlanta, Georgia

Growth & Income Portfolio                    Total return in excess of the total return of the Lipper
Retirement System Investors Inc.             Growth and Income Mutual Funds Average measured over a
New York, New York                           period of three to five years, by investing primarily in a broadly diversified group of large capitalization stocks.

Equity Portfolio                             Long term capital appreciation, primarily from investments in
OpCap Advisors                               securities of companies that are believed by the Portfolio New
York, New York                               Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

Equity Income Portfolio                      A combination of growth and income to achieve an 1740
Advisers, Inc.                               above average and consistent total return, primarily from New
York, New York                               investments in dividend paying common stocks.

Capital Appreciation Portfolio               Maximum capital appreciation, primarily through
Provident Investment                         investment in common stock of companies that demonstrate
Counsel, Inc.                                accelerating earnings momentum and consistently strong
Pasadena, California                         financial characteristics.

Small Company Growth Portfolio               Capital appreciation by investing primarily in common stocks of
Pilgrim Baxter & Associates                  small capitalization companies believed by the Portfolio Manager
Wayne, Pennsylvania                          to have an outlook for strong earnings growth and potential for significant capital appreciation.

Small Company Value Portfolio                Maximum capital appreciation, primarily through
GAMCO Investors, Inc.                        investment in the equity securities of companies that have a
Rye, New York                                market capitalization of no more than $1 billion.

International Growth Portfolio               Capital appreciation, primarily through a diversified portfolio
Brinson Partners, Inc.                       of non-U.S. equity securities.
Chicago, Illinois


INCOME PORTFOLIOS

Government Securities Portfolio              Current income and safety of principal, primarily from
TCW Funds Management, Inc.                   securities that are obligations of the U.S. Government, or its
Los Angeles, California                      agencies, or its instrumentalities.

High-Yield Bond Portfolio                    Maximum current income,  primarily from debt securities
that Caywood-Scholl Capital                  are rated Ba or lower by Moody's Investors Service, Inc. or
  Management                                 BB or lower by Standard & Poor's Corporation.
San Diego, California


Tax-Exempt Income Portfolio                  A high level of current income exempt from federal income
Morgan Stanley Asset                         tax, with consideration given to preservation of principal,
Management, Inc.                             primarily from investment in a diversified portfolio of long-
New York, New York                           term investment grade municipal bonds.

FLEXIBLE PORTFOLIO

Managed Portfolio                            Growth of capital over time through investment in a portfolio
OpCap Advisors                               consisting of common stocks, bonds and cash equivalents, the New
York, New York                               percentages of which will vary based on the Portfolio
                                             Manager's assessments of relative investment values.

MONEY MARKET PORTFOLIO

Money Market Portfolio                       The highest possible level of current income consistent with
Enterprise Capital                           preservation of capital and liquidity of investing in
Management, Inc.                             obligations maturing in one year or less from the time of
Atlanta, Georgia                             purchase.


                             INVESTMENT RISK FACTORS

The risk characteristics of each Portfolio are different. In general, investors should consider the following risks: An investment in any of the Portfolios carries the risk that the net asset value of the Portfolio shares will fluctuate in response to market conditions. Further, an investment in any of the Income Portfolios carries the risk that the issuers of securities in the Income Portfolios may default on the payment of principal and interest. An investment in the High-Yield Bond Portfolio carries an increased risk that issuers of securities in which the High-Yield Bond Portfolio invests may default in the payment of principal and interest as compared to the risk of such defaults in the other Income Portfolios. In addition, an investment in the High-Yield Bond Portfolio may be subject to certain other risks relating to the market price, relative liquidity in the secondary market and sensitivity to interest rate and economic changes of the noninvestment grade securities in which the High-Yield Bond Portfolio invests that are higher than may be associated with higher rated, investment grade securities. The Small Company Growth and Small Company Value Portfolios carry an increased risk that smaller capitalization companies may experience higher growth rates and higher failure rates than do larger companies. The limited volume and frequency of trading of small capitalization companies may subject their stocks to greater price deviations than stocks of larger companies. The International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies. Because of the short-term nature of the Money Market Portfolio's investments, an investment in shares of the Money Market Portfolio is subject to relatively little market risk and financial risk, but is subject to a high level of current income volatility. In addition, the Money Market Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that this Portfolio will be able to maintain this constant net asset value. See "Certain Investment Techniques and Associated Risks."


                              PURCHASE ALTERNATIVES

Each Portfolio offers four Classes of shares: shares of each Class are generally offered at the net asset value next determined after receipt of your purchase order plus (i) an initial ("front-end") sales charge (Class A shares) or (ii) a deferred sales charge (Class B and C shares). The following is a brief description of the Y Class of shares offered. Class A, Class B, Class C Shares are contained in a separate prospectus. For more complete descriptions of each Class of shares, see "How to Purchase Shares."

CLASS Y SHARES:   Class Y shares do not incur an initial sales charge when
                  purchased. Class Y shares are not subject to any ongoing distribution fees or service fees. Class Y shares are subject to an investment of $1,000,000. Institutional investors eligible to purchases Class Y shares include banks, savings institutions, trust companies, insurance companies, investment companies as defined by the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers former shareholders of Retirement System
                  Fund, Inc. ("RSF") whose shares were merged into the Enterprise Group of Funds, Inc. or other financial institutional buyer. Wrap account clients of broker/dealers and former RSI shareholders are offered Class Y shares at a lower minimum purchase amount.




                              FINANCIAL HIGHLIGHTS

             (FOR A SHARE OUTSTANDING THROUGH THE PERIODS INDICATED)

The financial highlights which follow are part of the Fund's financial statements and are included in Fund's Annual Report to Shareholders. The Fund's 1996 Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information. Annual reports may be obtained without charge by calling the Fund at 800-368-3527. The Report contains information about the performances of the Portfolios.


(Registrant undertakes to submit Financial Highlights as part of a post-effective amendment 485(b) filing on or before April 30, 1997.)

              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

The following descriptions of the Portfolios are intended to help you select the Portfolio which is appropriate for your investment objective. You may wish to pursue your objectives by investing in more than one Portfolio.

The investment objectives of each Portfolio may not be changed without approval of a majority of the outstanding voting securities of that Portfolio.

Equity Portfolios

Under normal market conditions, at least 65% of the net asset value of the eight Equity Portfolios will be invested in common equity securities. The remainder of the Equity Portfolios' assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasuries, notes and bonds, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), foreign stocks, rights and warrants.

The Growth, Growth and Income, Equity Income, Capital Appreciation, Small Company Growth and Small Company Value Portfolios invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Portfolios may invest up to 10% of its assets in securities of foreign issuers and up to 10% of its assets in illiquid, including restricted, securities. As noted below, the International Growth Portfolio invests principally in the securities of foreign issuers listed on recognized foreign exchanges, but may also invest in securities traded on the over-the-counter market.

Growth Portfolio

The objective of the Growth Portfolio is appreciation of capital primarily through investments in common stocks. The Portfolio's common stock selection emphasizes those companies having growth characteristics, but the Portfolio's investment policy recognizes that securities of other companies may be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The potential for appreciation of capital is the basis for investment decisions; any income is incidental.

Growth and Income

The objective of the Growth and Income Portfolio is to achieve a total return in excess of the total return of the Lipper Growth and Income Mutual Funds Average, measured over a period of three to five years, by investing primarily in a broadly diversified group of large capitalization companies. The Fund seeks this objective primarily through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the Portfolio Manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services of products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price.

Under normal circumstances, the Growth and Income Portfolio expects to be as fully invested as practicable in equity-based securities, primarily common stocks, and will be at least 65% so invested. Equity-based securities may include securities convertible into common stocks and warrants to purchase common stocks.

In general, the Portfolio will invest in stocks of companies with market capitalizations in excess of $750 million. Although there is no assurance that the Portfolio will meet its objective, the securities held in the

Growth and Income Portfolio will generally reflect the price volatility of the broad equity market (i.e., the Standard & Poor's 500 Index).


Equity Portfolio

The investment objective of the Equity Portfolio is long term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Portfolio Manager's intention to invest in securities of companies which in the Portfolio Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time-to-time. Under normal circumstances at least 65% of the Portfolio's assets will be invested in equity securities. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American Depository Receipts listed on a domestic securities exchange or traded in the United States over-the-counter market.

Equity Income Portfolio

The objective of the Equity Income Portfolio is a combination of growth and income to achieve an above average and consistent total return, primarily from investments in dividend-paying common stocks.

The Portfolio's principal criterion in stock selection is above average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Portfolio invests in stocks that have relatively low price to earnings ratios or relatively low price to book value ratios.

Capital Appreciation Portfolio

The objective of the Capital Appreciation Portfolio is maximum capital appreciation, primarily through investments in common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

The Portfolio invests primarily in common stocks of companies which meet the Portfolio Manager's criteria of: (a) steadily increasing earnings; and (b) a three-year average performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the Standard & Poor's 500 common stocks ("S&P 500") for the same period. The Portfolio attempts to invest in a range of small, medium and large companies designed to achieve an average capitalization of the companies in which it invests that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Small Company Growth Portfolio

The Small Company Growth Portfolio seeks capital appreciation and invests primarily in common stocks of small capitalization companies believed by the Portfolio Manager to have an outlook for strong earnings growth and potential for significant capital appreciation. The Portfolio will normally be as fully invested as practicable in common stocks and securities convertible into common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks. In the option of the Portfolio Manager, there may be times when the shareholder's best interests are best served and the investment objective is more likely to be achieved by having varying amounts of the Portfolio's assets in convertible securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks and convertible securities of small capitalization companies (market capitalization or annual revenues of up to $1 billion). At certain times that percentage may be substantially higher. Securities will be sold when the Portfolio Manager believes that anticipated appreciation no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have somewhat greater volatility than the stock market in general, a measured by the S&P 500 Index.

The securities of the Small Company Growth Fund generally will have a higher degree of risk and price volatility than larger growth funds and a lower income return than those funds.

For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash equivalents. The Portfolio may also pursue certain additional investment policies and strategies including: foreign securities; investing foreign currency transactions; investing in repurchase agreements; and acquiring when-issue securities.

Small Company Value Portfolio

The objective of the Small Company Value Portfolio is maximum capital appreciation, primarily through investment of at least 65% of Portfolio assets in the common equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of no more than $1 billion (hereinafter referred to as "small cap companies").

The Portfolio intends to invest the remaining 35% of its total assets in the same manner but reserves the right to use some or all of the 35% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1 billion.

In pursuing its objective, the Portfolio's strategy will be to invest in stocks of companies with value that may not be fully reflected by current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Portfolio Manager seeks out companies in the public market that are selling at a discount to their private market value (PMV) measured using proprietary research techniques in areas of core competencies. The Portfolio Manager then determines whether there is an emerging catalyst that will focus investor attention on the underlying assets of the company. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

International Growth Portfolio

The objective of the International Growth Portfolio is capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

It is a fundamental policy of the Portfolio that it will invest at least 80% of the value of its assets (except when maintaining a temporary defensive position) in equity securities of companies domiciled outside the United States. That portion of the Portfolio not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high grade commercial paper, certificates of deposit, foreign currency, banker acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Portfolio may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

The Portfolio Manager's investment perspective for the Portfolio is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. This international equity strategy reflects the Portfolio Manager's decisions concerning the relative attractiveness of asset classes, the individual international equity markets, industries across and within those markets, other common risk factors within those markets and individual international companies. The Portfolio Manager initially identifies those securities which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. The relative performance of foreign currencies is an important factor in the Portfolio's performance. The Portfolio Manager may manage the Portfolio's exposure to various currencies to take advantage of different yield, risk and return characteristics. The Portfolio Manager's proprietary valuation model determines which securities are potential candidates for inclusion in the Portfolio.

The benchmark for the fund is the Morgan Stanley Capital International Non-U.S. Equity (Free) Index (the "Benchmark"). The Benchmark is a market driven broad based index which includes non-U.S. equity markets in terms of capitalization and performance. The Benchmark is designed to provide a representative total return for all major stock exchanges located outside the U.S. From time to time, the Portfolio Manager may substitute securities in an equivalent index when it believes that such securities in the index more accurately reflect the relevant international market.

As a general matter, the Advisor will purchase for the Fund only securities contained in the underlying index relevant to the Benchmark. Brinson Partners will attempt to enhance the long-term risk and return performance of the Fund relative to the Benchmark by deviating from the normal Benchmark mix of country allocation and currencies in reaction to discrepancies between current market prices and fundamental values. The active management process is intended to produce a superior performance relative to the Benchmark index.

The Portfolio Manager will purchase securities of companies domiciled in a minimum of 8 to 12 countries outside the United States.

INCOME PORTFOLIOS

Investors should refer to the Appendix to the Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.

Government Securities Portfolio

The objective of the Government Securities Portfolio is current income and safety of principal primarily from securities that are obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities").

It is a fundamental policy of the Portfolio that under normal conditions at least 80% of the value of its net assets will be invested in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are generally considered to be of the same or higher credit quality as privately issued securities rated Aaa by Moody's or AAA by S&P.

U.S. Government Securities consist of direct obligations of the U.S. Treasury (such as treasury bills, treasury notes and treasury bonds) and securities issued or guaranteed by agencies and instrumentalities of the United States Government. Those securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Examples of full faith and credit securities are securities issued by the Government National Mortgage Association ("GNMA Certificates"). Examples of agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States are the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority, the United States Postal Service and the Export-Import Bank. The Portfolio may concentrate from time to time in different securities described above in order to obtain the highest level of current income and safety of principal.

The remainder of the Portfolio's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, corporate bonds and other mortgage-related securities (including collateralized mortgage obligations or "CMOs") rated Aaa by Moody's or

AAA by S&P at the time of the investment or determined by the Portfolio Manager to be of comparable credit quality at the time of investment to such rated securities. In making such investments, the Portfolio Manager seeks income but gives careful attention to security of principal and considers such factors as marketability and diversification. For a discussion of CMOs and related risks, see "Certain Investment Techniques and Associated Risks," at page 16.

As described in "Certain Investment Techniques and Associated Risks," at page 16, the Portfolio may write and sell covered call option contracts on securities that it owns (in an effort to enhance income through hedging and other investment techniques) to the extent of 20% of the value of its net assets at the time such option contracts are written.



High-Yield Bond Portfolio

The objective of the High-Yield Bond Portfolio is maximum current income, primarily from debt securities that are rated Ba or lower by Moody's or BB or lower by Standard & Poor's.

It is a fundamental policy of the Portfolio that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in high-yielding, income-producing corporate bonds that are rated B3 or better by Moody's or B- or better by S&P. The corporate bonds in which the Portfolio invests are high-yielding but normally carry a greater credit risk than bonds with higher ratings. In addition, such bonds, commonly referred to as "junk bonds", may involve greater volatility of price than higher-rated bonds. For a discussion of High-Yield Securities and related risks, see "Certain Investment Techniques and Associated Risks" at page 16.

The Portfolio's investments are selected by the Portfolio Manager after careful examination of the economic outlook to determine those industries that appear favorable for investments. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, bonds of issuers within those industries are selected based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Portfolio does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Portfolio Manager have characteristics of such lower-grade bonds. Should an investment purchased with the above-described credit quality requisites be downgraded to Ca or lower or CC or lower, the Portfolio Manager shall have discretion to hold or liquidate the security.

Subject to the restrictions described above, under normal circumstances, up to 20% of the Portfolio's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Portfolio Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government Securities and other income-producing cash equivalents. For a discussion on puts, calls, and futures and their related risks, see "Certain Investment Techniques and Associated Risks," at page 16 .

Tax-Exempt Income Portfolio

The objective of the Tax-Exempt Income Portfolio is a high level of current income not includable in gross income for federal income tax purposes, with consideration given to preservation of principal, primarily from investments in a diversified portfolio of long-term investment grade municipal bonds.

It is a fundamental policy of the Portfolio that it will invest at least 80% of its net assets (except when maintaining a temporary defensive position) in Municipal Securities (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Portfolio Manager, it is believed that such securities are of comparable quality to such rated bonds.

The Portfolio invests primarily in investment grade "Municipal Securities" the interest on which, in the opinion of counsel for issuers or the Portfolio, is not includable in gross income for federal income tax purposes. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. See the Appendix to this Prospectus for a further description of Municipal Securities.

Investment grade securities are: bonds rated within the three highest ratings by Moody's (Aaa, Aa, A) or S&P (AAA, AA, A); notes given one of the three highest ratings by Moody's (MIGl, MIG2, MIG3) for notes; commercial paper rated P-l by Moody's or A-1 by S&P; and variable rate securities rated VMIGl or VMIG2 by Moody's.

While there are no maturity restrictions on the Municipal Securities in which the Portfolio invests, the average maturity is expected to range between 10 and 25 years. The Portfolio Manager will actively manage the Portfolio, adjusting the average Portfolio maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Portfolio's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks," at page 16.

The Portfolio may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.

The Portfolio will not invest more than 20% of its net assets in Municipal Securities the interest on which is subject to federal alternative minimum tax.

FLEXIBLE PORTFOLIO

Managed Portfolio

The objective of the Managed Portfolio is growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Portfolio Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest will be the same as those in which the Equity Portfolios invest. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt, although the Portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Manager deems it advisable in order to preserve capital. In addition, the Portfolio may also purchase foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by American Depository Receipts listed on a domestic securities exchange or traded in the United States over-the-counter market.

The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective.

MONEY MARKET PORTFOLIO

The investment objective of the Money Market Portfolio is to provide the highest possible level of current income, consistent with preservation of capital and liquidity. Securities in which the Portfolio will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Portfolio seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

2. commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers' acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's, or, if not rated, issued by a company rated at least "A" by S&P or Moody's and about which the Board of Directors of the Fund has ratified the Portfolio Manager's independent determination that the instrument presents minimal credit risks and is of high quality; however, investments in securities of all issuers having the second highest overall rating (A-2/P-2) assigned shall be limited to no more than five percent of the Portfolio's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Portfolio assets at the time of purchase;

4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

5.       repurchase agreements with respect to any of the foregoing obligations.

The Money Market Portfolio will limit its investment in the securities of any one issuer to no more than five percent of Portfolio assets, measured at the time of purchase.

In addition, the Money Market Portfolio will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Portfolio, taken at market value would be invested in such securities.

After purchase by the Money Market Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Portfolio. Neither event will require a sale of such security by the Money Market Portfolio. The Portfolio Manager will consider such event in its determination of whether the Money Market Portfolio should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Portfolio. To the extent Moody's or S&P may change their rating systems generally (as described in the Appendix to the Statement of Additional Information) the Money Market Portfolio will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Statement of Additional Information.

The dollar weighted average maturity of the Money Market Portfolio will be 90 days or less.

All investments of the Money Market Portfolio will be limited to instruments which the Board of Directors determines are of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

1. of those rated in the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or

2. if the instrument is not rated, of comparable quality as determined by the Board of Directors.

Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Portfolio will use the amortized cost method of securities valuation, as described more fully in the Statement of Additional Information.

               CERTAIN INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

Following is a description of certain investment techniques employed by the Portfolios, and certain types of securities invested in by the Portfolios and associated risks. Unless otherwise indicated, all of the Portfolios may use the indicated techniques and invest in the indicated securities.

GENERAL RISKS ASSOCIATED WITH EQUITY PORTFOLIOS

The Equity Portfolios seek to reduce risk of loss of principal due to changes in the value of individual stocks by investing in a diversified portfolio of common stocks and through the use of options on stocks. Such investment techniques do not, however, eliminate all risks. Investors should expect the value of the Equity Portfolios and the net asset value of their shares to fluctuate based on market conditions.

Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies due to the risk related to markets, market share, product performance and financial resources. The limited volume and frequency of trading of small capitalization companies may subject their stocks to greater price deviations than stocks of larger companies.

The International Growth Portfolio carries additional risks associated with possibly less stable foreign securities and currencies. For a discussion on these risks, please refer to "Foreign Currency and Values" at page 30.

GENERAL RISKS ASSOCIATED WITH INCOME PORTFOLIOS

Although the Income Portfolios seek to reduce credit risks, i.e., failure of obligors to pay interest and principal, through careful selection of investments, and they seek to reduce market risks resulting from fluctuations in the principal value of debt obligations due to changes in prevailing interest rates by careful timing of maturities of investments, such risks cannot be eliminated, and these factors will affect the net asset value of shares in the Income Portfolios. The value of debt obligations has an inverse relationship with prevailing interest rates.

GENERAL RISKS ASSOCIATED WITH FLEXIBLE PORTFOLIO

The foregoing types of risks associated with equity and income portfolios also apply to flexible portfolios.

U.S. GOVERNMENT SECURITIES

Although the payment of interest and principal on a security may be guaranteed by the United States Government or one of its agencies or instrumentalities, the value of such fixed income securities and, consequently, the yield on and net asset value of shares of the Government Securities Portfolio are not guaranteed by the U.S. Government. The net asset value fluctuates in response to changes in interest rates and market valuation. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. As a result, the Government Securities Portfolio's ability to maintain positions in high-yielding, mortgage-backed securities, such as GNMA Certificates, will be affected by reductions in the principal amounts of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at the time.

MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES

Up to 20% of the net assets of the Government Securities Portfolio may be invested in assets other than U.S. Government Securities, including collateralized mortgage related securities ("CMOs") and asset backed securities. These securities are considered to be volatile. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

While there are many versions of CMOs and asset backed securities, some include "Interest Only" or "IO" - where all interest payments go to one class of holders, "Principal Only" or "PO" - where all of the principal goes to a second class of holders, "Floaters" - where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" - where the coupon rate floats in the opposite direction as interest rates. All these securities are volatile; they also have particular risks in differing interest rate environments as described below.

The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing a Portfolio's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments. See "General Risks Associated With Income Portfolios" on page 16.

Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate, or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

The market value of all CMOs and other asset backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when security is being priced.

CMOs and asset-backed securities trade over a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Portfolio Manager (subject to the oversight of the Board of Directors), the investment restriction limiting the Portfolio's investment in illiquid instruments to not more than 10% of the value of its net assets will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the Portfolio Manager (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Portfolio does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

HIGH-YIELD SECURITIES

Notwithstanding the investment policies and restrictions applicable to the High-Yield Bond and Managed Portfolios which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are impacted by various factors, as discussed below:

High-Yield Bond Market

The high-yield bond market is relatively new and has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

Sensitivity to Interest Rate and Economic Changes

In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, negatively impacting the net asset value of the High-Yield Bond Portfolio. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impact the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would impact higher rated, investment grade securities.

Payment Expectations

Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the High-Yield Bond Portfolio has invested be redeemed or called during such an interest rate environment, the Portfolio would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the High-Yield Bond Portfolio. In addition, such redemptions or calls may reduce the High-Yield Bond Portfolio's asset base over which the Portfolio's investment expenses may be spread.

Liquidity and Valuation

Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Portfolio, as well as the Portfolio's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

Tax Considerations

To the extent that the High-Yield Bond Portfolio invests in securities structured as zero coupon bonds, the Portfolio will be required to report interest income even though no cash interest payment is received until maturity of the bond. Investors in the High-Yield Bond Portfolio would be taxed on this interest income even though no cash distribution of such interest is received in the year in which such income is taxed.

Portfolio Composition

As of December 31, 1996, the High-Yield Bond Portfolio consisted of securities classified as follows:

           CATEGORY                    PERCENTAGE OF PORTFOLIO
           --------                    -----------------------
        BB                                      14.1%
        B                                       80.8%
        CCC                                      0.2%
        Non-rated*                               4.9%

         *Equivalent ratings for these securities would have been CCC to B3.

DEFENSIVE TACTICS

Any or all of the Portfolios may at times for defensive purposes, at the determination of the Portfolio Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e. short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government Securities, high quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in U.S. funds and obligations of foreign issuers payable in U.S. funds), non-convertible preferred stocks and obligations of banks when in the judgment of the Portfolio Manager such investments are appropriate in light of economic or market conditions. The Money Market Portfolio may at times for defensive purposes, at the determination of the Portfolio Manager, temporarily place all or a portion of its assets in cash, when in the judgment of the Portfolio Manager such an investment is appropriate in light of economic or market conditions. The International Growth Portfolio may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Portfolio takes a defensive position, it may not be following the fundamental investment policy of the Portfolio.

HEDGING TRANSACTIONS

Except as otherwise indicated, the Portfolio Managers, other than for the Money Market Portfolio, may engage in the following hedging transactions to seek to hedge all or a portion of a Portfolio's assets against market value changes resulting from changes in equity values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.

The Portfolios will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the

Portfolios. Unless otherwise indicated, a Portfolio will not enter into a hedging transaction (except for closing transactions) if, immediately thereafter, the sum of the amount of the initial deposits and premiums on open contracts and options would exceed 5% of the Portfolio's total assets taken at current value.

CERTAIN SECURITIES

The Portfolios may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. A Portfolio's investment in such securities, in the aggregate, may not exceed 5% of net assets at the time of investment; provided, however, that the International Growth Portfolio, the High-Yield Bond Portfolio, and the Government Securities Portfolio may invest up to 20% of their net assets in such securities.

Call Options

The Portfolios, other than the Money Market Portfolio, may write (sell) call options that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. Call options are short-term contracts with a duration of nine months or less. Such Portfolios of the Fund may only write call options which are "covered," meaning that the Portfolio either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Portfolio. In addition, no Portfolio will, prior to the expiration of a call option, permit the call to become uncovered. If a Portfolio writes a call option, the purchaser of the option has the right to buy (and the Portfolio has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Portfolio by the purchaser of the option is the "premium." The Portfolio's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Portfolio were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Portfolio would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Portfolio may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

Generally, such a Portfolio intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise, or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Portfolio, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Portfolios will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Portfolio may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to sell the underlying security before that time.

Puts

The Portfolios, except the Government Securities Portfolio and the Money Market Portfolio, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options

(described below whether or not they hold such Options); or (iii) broadly-based stock indexes. The Portfolios, except the Government Securities Portfolio and Money Market Portfolio, may write covered put options. The Portfolio will receive premium income from writing covered put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Portfolio may invest up to 10% of the value of the Portfolio in Puts.

Entering Into Futures Contracts

All Portfolios may, other than the Money Market Portfolio, enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Portfolios may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the Portfolio's securities or currencies held in the Portfolio, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Portfolio intends to purchase at a later date. Alternatively, the Portfolios may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Portfolio has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Portfolio would not achieve the anticipated benefits of Futures Contracts.

The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Portfolios. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position;
(3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates.

Index Options

All the Equity Portfolios may invest in options on stock indexes. These options are based on indexes of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the Standard & Poor's 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Portfolio will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Portfolio will depend on that Portfolio Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.

Interest Rate Swaps

In order to attempt to protect the Portfolio investments from interest rate fluctuations, the Portfolios may engage in interest rate swaps. The Portfolios tend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange of the Portfolio with another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Portfolio holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Portfolio from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

The Portfolio will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with Portfolio receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid high grade debt securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Portfolio's custodian bank.

The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Portfolio Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive.

FOREIGN CURRENCY VALUES AND TRANSACTIONS

Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth Portfolio (and of the other Portfolios that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth Portfolio may incur costs in connection with conversions between various currencies.

The normal currency allocation of the International Growth Portfolio is identical to the currency mix of the Benchmark. The Portfolio expects to maintain this normal currency exposure when global currency markets are fairly priced relative to each other and relative to associated risks. The Portfolio may actively deviate from such normal currency allocations to take advantage of or to protect the Portfolio from risk and return characteristics of the currencies and short-term interest rates when those prices deviate significantly from fundamental value. Deviations from the Benchmark are determined by the Portfolio Manager based upon its research.

To manage exposure to currency fluctuations, the Portfolio may alter equity or money market exposures (in its normal asset allocation mix as previously identified), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Portfolio will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Portfolio to set aside liquid assets in a segregated custodial account to cover its obligations. These techniques are further described below.

The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Portfolio will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

When the Portfolio Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward contract, the Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Portfolio may realize a gain or loss from currency transactions.

The Portfolio also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in currency exchange rates. Call options on foreign currency written by the Portfolio will be "covered", which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high grade liquid debt securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

CERTAIN OTHER SECURITIES

Except as otherwise indicated, the Portfolios may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Portfolio will not purchase a category of such securities if the value of such category, taken at current value, would exceed 5% of the Portfolio's total assets.

Master Demand Notes

All Portfolios may purchase variable amount master demand notes. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Portfolio Managers, subject to the overall review of the Fund's Directors and Enterprise Capital Management, Inc., the adviser, monitor the financial condition of the issuers to insure that they are able to repay the notes.

Repurchase Agreements

All Portfolios may enter into repurchase agreements having maturities of seven days or less. When a Portfolio acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Fund's Custodian has possession of the security or collateral for the seller's obligation. If the seller should default on its obligation to repurchase the securities, the Portfolio may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines. The appropriate Portfolio Managers, subject to the overall review by the Fund's Directors and Enterprise Capital, monitor the value of the collateral as to repurchase agreements, and they monitor the creditworthiness of the seller and must find it satisfactory before engaging in repurchase agreements. The Portfolios enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Portfolios will be fully collateralized and marked to market daily, other than those entered into by the Money Market Portfolio, which are valued on an amortized cost basis.

Restricted or Illiquid Securities

All of the Portfolios may invest up to 10% of the assets of the Portfolios in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable.


Foreign Securities

As noted above, under normal circumstances the International Growth Portfolio will invest primarily in foreign securities. All other Portfolios, except the Government Securities Portfolio, the Tax-Exempt Income Portfolio and the Money Market Portfolio, may, subject to the 10% limitation, invest in foreign securities as well as both sponsored and unsponsored American Depository Receipts ("ADRs"), and European Depository Receipts ("EDRs") which are securities of U.S. issuers backed by securities of foreign issuers. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Portfolios may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Portfolio Managers and Enterprise Capital, subject to the overall review of the Fund's Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

Forward Commitments

Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Portfolio. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, the Portfolio may lose an advantageous yield or price. The Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Government Securities and Tax-Exempt Income Portfolios which will have a 20% limitation.

PORTFOLIO TURNOVER

In carrying out the investment policies described in this Prospectus, each Portfolio expects to engage in a substantial number of securities portfolio transactions, and the rate of portfolio turnover will not be a limiting factor when a Portfolio Manager deems it appropriate to purchase or sell securities for a Portfolio. However, no Portfolio's annual portfolio turnover rate (other than the High-Yield Bond Portfolio and the Money Market Portfolio for which, due to the short-term nature of its investment, a portfolio turnover rate is not applicable) is expected to exceed 100%.

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Portfolio's purchases or sales proceeds of securities by the average investments of the Portfolio. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs which are borne directly by a Portfolio. Each Portfolio intends to elect and to comply with the various provisions of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. See "Taxes" at page 45. Among such requirements is a limitation that less than 30% of the Portfolio's gross income in each taxable year may be derived from gains (without deduction for losses) from the sale or other disposition of stock or other securities held for less than three months. Accordingly, the ability of each Portfolio to effect certain transactions may be limited.

                             INVESTMENT RESTRICTIONS

Except as indicated, each of the Portfolios has adopted certain investment restrictions and limitations for the purpose of reducing their exposure in specific situations.

No Portfolio will: (1) as to 75% of the assets of each Portfolio, invest more than 5% of the value of its total assets in the securities of any single issuer (other than cash items and U.S. government securities, as defined in the Investment Company Act of 1940) if such purchase would cause more than 5% of the value of its assets to be invested in securities of such issuer (this limitation does not apply to U.S. Government Securities as well as its agencies and instrumentalities); (2) purchase more than 10% of the voting securities of any issuer; (3) invest more than 5% of its total assets in the securities of companies that have a continuous operating history of less than three years (the High-Yield Bond and Tax-Exempt Income Portfolios are not subject to this restriction); (4) except as to the Money Market Portfolio, as described below, invest more than 25% of its total assets in any one industry, provided that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, or Municipal Securities other than industrial development bonds issued by non-governmental users; and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered as a separate industry); (5) borrow money, except from a bank and only for temporary or emergency purposes, and such borrowings will not exceed 5% of the lower of the value or cost of the Portfolio's total assets; or (6) pledge, mortgage or hypothecate its assets to an extent greater than 5% of the value of its total assets. For purposes of restrictions (1) and (2), each Portfolio will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer. Notwithstanding restriction (4), the Money Market Portfolio may invest in excess of 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities, and certain bank instruments issued by domestic banks. See "Investment Restrictions" in the Statement of Additional Information.

These investment limitations, and other limitations that are fundamental policies, that are described in greater detail in the Statement of Additional Information, may be changed only with the approval of the holders of a majority of the shares of a Portfolio.

In addition, management of the Fund has adopted the following restrictions which apply to all of the Portfolios and may be changed only by the Board of Directors of the Fund. No Portfolio will: (A) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors; (B) invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants (Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.), (C) invest in oil, gas, or other mineral leases, or (D) engage in arbitrage transactions.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

The Managed Portfolio will not invest more than 15% of the value of its total assets in real estate investment trusts, commonly referred to as "REITS". The Managed Portfolio will not invest more than 5% of the value of its total assets in high-yield securities.

In order to qualify for federal income tax treatment as a regulated investment company for a taxable year, each Portfolio must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities or options thereon); (b) derive less than 30% of its gross income during such taxable year from the sale or other disposition of stock or securities (or options thereon) held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities). Under current law, compliance with the "30% test" described in clause (b) above may, in particular, limit a Portfolio's ability to utilize options in connection with its investment strategy.


                        HOW TO PURCHASE PORTFOLIO SHARES

Enterprise Fund Distributors, Inc. ("the Distributor"), is the principal underwriter for shares of the Fund. The Distributor, whose address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, is a subsidiary of Enterprise Capital Management, Inc. Purchases can be made through most invest dealers who, as part of the service they provide, must transmit orders promptly. The Funds offer four separate Classes of shares:
Class A, B, C and Y shares, each with a different combination of sales charges, ongoing feesanothefeatures.

The four Classes also have separate exchange privileges. (See "How to Exchange Shares Among the Portfolios." The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if any, payable by that class.

Class Y shares do not bear a sales charge or distribution fee. There is a redemption charge of .75% for any redemption of shares held less that 90 days. Institutional investors eligible to purchase Class Y shares include banks, savings institutions, trust companies, insurance companies, investment companies as defined by the Investment Company Act of 1940, pension or profit sharing trust, certain wrap account clients of broker/dealers, former shareholders of Retirement Systems Investors, Inc. ("RSI") or other financial institutional buyer. Wrap account clients of broker/dealers and former RSI shareholders are offered Class Y at a lower minimum purchase amount.

All purchases made by check should be in U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

For accounts with balances under $1,000 as of July 31, an annual service charge of $25 per account registration per Portfolio will apply.

From time to time, the Fund temporarily may suspend the offering of shares of one or more of its Classes or Portfolios to new investors. During the period of such suspension, persons who are already shareholders of any such Class or Portfolio normally will be permitted to continue to purchase additional shares and to have dividends reinvested.

Portfolio shares are purchased at the net asset value next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The Distributor or the Fund may reject any orders.

DEALER COMPENSATION. Enterprise Distributors will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by Enterprise Distributors ("Enterprise Funds") including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

In addition to distribution and service fees paid the Fund under Class A, Class B and Class C Plans, Enterprise Capital (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

How the Net Asset Value is Computed. The net asset value per share for each Class of each Portfolio of the Fund is determined by dividing the total value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio for each Class. Net asset value per share is determined at the close of trading on each day the New York Stock Exchange is open for trading (currently 4:00 p.m., New York time) except that net asset value per share of the International Growth Portfolio may not, in certain circumstances, be determined on days when the New York Stock Exchange is open for trading but one or more foreign stock exchanges are not open for trading. The net asset value per share is effective as of the time of computation. In determining net asset value, the price carried by the composite tape of all national exchanges after 4:00 p.m. New York time is used.

Domestic equity securities are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Domestic equity securities without last trade information are valued at the last bid price. Domestic equity securities, for which market quotations are not readily available, and other assets are valued at fair value as determined in good faith by the Board of Directors. Debt securities and foreign securities are valued on the basis of independent pricing services approved by the Board of Directors, and such pricing services generally follow the same procedures in valuing foreign equity securities as are described above as to domestic equity securities.

Securities held by the Money Market Portfolio are valued on an amortized cost basis. The Securities and Exchange Commission's rules relating to the amortized cost method involve valuing a security at its cost and amortizing any discount or premium over the period until maturity, without taking into account the impact of fluctuating interest rates on the market value of the security unless the deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1%. At that point, the Board of Directors will promptly decide what action, if any, will be initiated. The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value. The Money Market Portfolio will not maintain a dollar weighted average portfolio maturity which exceeds 90 days.

Although the legal rights of each class of shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends for each class. It is expected, however, that the net asset values of the three classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and service related expense accrual differential among the classes.

Share Certificates. The Fund does not ordinarily issue certificates representing shares of the Portfolios. Instead, shares are held on deposit for shareholders by the Fund's Transfer Agent, which sends a statement of shares owned in each Portfolio to shareholders following each transaction in the shareholder's account. Certificates for full shares only (other than the Money Market Portfolio) are available at no charge at any time upon written request to the Transfer Agent. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available as to certificated shares.

                              SHAREHOLDER SERVICES

For the convenience of investors, the following plans are available:

1. Automatic Reinvestment Plan. Dividends and capital gains distributions may be automatically reinvested in the same Class of shares or, at the investor's election, may be paid out in cash. No sales charge is applied upon reinvestment of dividends or capital gains.

2. Automatic Investment Plan. An investor may debit any Portfolio Account of a Class on a monthly basis for automatic investments into one or more of the other Portfolios of the same Class. The Portfolio from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Enterprise portfolio, or they may open a new account subject to an initial minimum investment of $100.

3. Bank Purchase and Redemption Plan. Any investor may initiate an ACH (Automatic Clearing House) Purchase or Redemption directly to a bank account when proper instructions have been established on the account.

4. Retirement Plans. Shareholders may adopt Profit Sharing Plan, Money Purchase Plan and other retirement plans funded by Portfolio shares and other investment which plans have been approved by the Internal Revenue Service.

         The costs of these plans (exclusive of the retirement plans on which a $10 annual custodial fee is charged) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Portfolios of the Fund. Additional information concerning these plans is available from the Distributor upon request.

                   HOW TO EXCHANGE SHARES AMONG THE PORTFOLIOS

An exchange represents the sales of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Class Y shares may be exchanged for Class Y shares of any Portfolio. Class Y shares cannot be exchanged for Class A, B or C shares.

Shares of a Portfolio will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. The exchange feature may be modified or discontinued at any time, upon notice to shareholders.

Exchanges may be directed by:

1.  calling:      Enterprise Shareholder Services 1-800-368-3527

2.  writing:      Enterprise Shareholder Services
                  P.O. Box 419731
                  Kansas City, MO 64141-6731

To exchange by letter, state the name of the Portfolio you are exchanging from, the account name(s) and address, the account number, the dollar amount or number of shares to be exchanged, and the Portfolio into which you are exchanging. Sign your name(s) exactly as it appears on your account statement.

The minimum initial investment rules applicable to a Portfolio apply to any exchange where the exchange results in a new account being opened in such Portfolio. Exchanges into existing accounts are not subject to a minimum amount. Original investments in the Money Market Portfolio which are transferred to other Portfolios are not considered Portfolio exchanges but purchases.

The Fund reserves the right not to allow the exercise of the exchange privilege in less than two-week intervals. The Fund reserves the right to restrict the exchange from any Portfolio until funds have been held in that Portfolio for at least seven days. The Fund further reserves the right to discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee.

In addition, with regard to exchange requests made by market timers on behalf of clients, the Fund reserves the right to delay settlement up to seven days if it is determined by the Portfolio Manager that immediate settlement would harm the Portfolio.

Before engaging in an exchange transaction, a shareholder should read carefully the parts of this Prospectus describing the Portfolio into which the exchange will occur. See "Investment Objectives and Policies of the Portfolios." Shareholders must elect to authorize the Fund's transfer agent to act upon telephone exchange requests. Shareholders are subject to risk should they elect to exchange by telephone in that neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, and should the Fund or its transfer agent fail to institute such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Telephone exchanges are activated by instructions received from a shareholder or any person claiming to act as the shareholder's representative who can provide the Transfer Agent with account registration information.

Exchanges are taxable as redemptions on which gains or losses may be recognized.

                         HOW TO REDEEM PORTFOLIO SHARES

Any shareholder may require the Fund to redeem his or her shares in any Portfolio. The redemption price will be the net asset value per share next determined after receipt of all required information.


REDEMPTIONS

Redemptions may be made: (1) by telephone; (2) in writing; or (3) by wire, if the appropriate request forms have been submitted. Payment for shares redeemed will be made within seven days after the request has been properly made and received. Shares purchased by check may not be redeemed until such shares have been on the Fund's books for at least 15 calendar days.

Telephone Redemptions. The Fund accepts telephone requests for redemptions from shareholders who have authorized this service. Telephone requests for redemption may be made by calling the Transfer Agent at 1-800-368-3527. Anyone making a telephone redemption request must furnish: (1) the name and address of record of the registered owner(s); (2) the account number; (3) the amount to be withdrawn; and (4) the name of the person making the request. Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into any other Portfolio. All telephone redemption instructions are recorded and are limited to requests of $50,000 or less. Shareholders also have the option to have redemption proceeds transferred directly to a bank account through the Automatic Clearing House (ACH) system. All applicable bank information must be established on the account before this type of redemption is initiated. Shareholders are subject to risk should they elect to redeem by telephone in that neither the Fund nor the Transfer Agent will be liable for properly acting upon telephone instructions believed to be genuine. Should the Fund or its transfer agent fail to utilize reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

Written Redemptions. Redemption requests may be made in writing, accompanied by any issued share certificates, to:

                         Enterprise Shareholder Services
                                 P.O. Box 419731
                           Kansas City, MO 64141-6731

Such written redemption requests and any share certificates or a stock power must be endorsed by the investor. A signature guarantee is required if the redemption proceeds exceed $50,000 or the proceeds are to be sent to an address other than the address of record or to a person other than the registered holder. A signature guarantee may be secured from a member firm of a domestic securities exchange or by a commercial bank, savings and loan association, credit union or trust company. Further documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees or guardians.

Wire Redemptions. For a separate $10 charge, redemptions for a maximum of $250,000 will be wired at your request. On written requests, funds may be wired to any bank. On a telephone request, funds may be wired only to the bank previously designated by you in writing. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single, previously designated bank account. Requests received prior to 4:00 p.m. (New York time) by the Fund's Transfer Agent, will result in shares being redeemed at the next determined net asset value, and the proceeds normally will be sent to the designated bank account the following business day. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if the Fund deems it appropriate under the then current market conditions. Once authorization is on file, the Transfer Agent will honor requests by any authorized person at 1-800-368-3527. This privilege may not be used to redeem shares in certificated form. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request with signature(s) guaranteed to the Transfer Agent.

REDEMPTIONS--GENERAL

The Fund may redeem its shares in cash or with a pro rata portion of the assets of the appropriate Portfolio. To date, all redemptions have been made in cash, and the Fund anticipates that all redemptions will be made in cash in the future, but it reserves the right to provide redemptions in assets of a Portfolio should considerations and the size of the Portfolio require that method of redemption. The Fund has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the Portfolio at the beginning of such period.

The Fund reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

                             PERFORMANCE COMPARISONS

Investors may look to mutual fund reporting services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Wiesenberger Dealer Services, Computer Directions Adviser Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc., Salomon Brothers Corporate Bond Rate-of-Return Index, Shearson Lehman Municipal Bond Index, Bond-20 Bond Index and mortgage trade and other publications to compare the performance of each Portfolio with other mutual funds in that Portfolio's category. Comparative performance information from these sources may be used by the Fund in advertising.

From time to time, articles about the Fund regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Personal Investors, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

From time to time, the Fund may advertise a Portfolio's "yield" and "total return." Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. For Portfolios other than the Money Market Portfolio, the yield for any 30-day (or one month) period is computed by dividing the net investment income per share earned during such Period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Securities and Exchange Commission which provides for compounding on a semiannual basis.

Current annualized yield quotations for the Money Market Portfolio are based on the Portfolio's net investment income per share for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. The yield is computed by determining the net change in value for a hypothetical account having a balance of one share at the beginning of the period, excluding any realized or unrealized gains or losses, and dividing by the price per share at the beginning of the period (expected to remain constant at $1). The net change is then annualized by multiplying it by 365/7, with the current yield figure carried to the nearest one-hundredth of one percent. The effective yield of the Money Market Portfolio for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis.

A Portfolio may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

Advertisements of the Portfolio's total return disclose the Portfolio's average annual compounded total return for its most recently completed fiscal year and the appropriate periods since the Portfolio's inception. The Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Portfolio are assumed to have been reinvested when received and the front end sales charge applicable to sales of Portfolio shares (other than the Money Market Portfolio) is assumed to have been paid.

Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Portfolio in the future. In addition, the Income Portfolios' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Portfolios' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Portfolio, but also on the changes in the current value of such securities and on changes in the Portfolios' expenses. For narrative discussions of the Fund's performance including graphs comparing Portfolios to various securities indexes, please request a copy of an Annual Report to Shareholders from the Fund.

The Money Market Portfolio's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, portfolio expenses and other factors.

                             MANAGEMENT OF THE FUND

DIRECTORS

The Board of Directors of the Fund is responsible for the management of the business of the Fund under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital, the various Portfolio Managers and the Distributor under the Investment Advisory and Portfolio Manager Agreements and the Distributor's Agreement and Plan of Distribution which relate to the operations of the Fund and its Portfolios. Information concerning the Directors, including their names, positions, terms of office and principal occupations during the past five years, is contained in the Statement of Additional Information.

INVESTMENT ADVISER ARRANGEMENTS

The Fund has entered into an Investment Adviser's Agreement with Enterprise Capital Management, Inc. ("Enterprise Capital") which, in turn, has Portfolio Management agreements with each of the Portfolio Managers discussed below. Enterprise Capital acts as the Portfolio Manager for the Money Market Portfolio. It is Enterprise Capital's responsibility to select, subject to the Board of Directors' review and approval, Portfolio Managers who have distinguished themselves by able performance in their respective areas of responsibility and to review their continued performance. Enterprise Capital is assisted in this duty by Evaluation Associates, Inc., which has had 25 years of experience in evaluating investment advisers for individuals and institutional investors.

Enterprise Capital and the Fund have received an exemptive order from the Securities and Exchange Commission which permits Enterprise, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Portfolio Manager Agreements without obtaining shareholder approval each time. On April xx, 1997, shareholders voted affirmatively to give the Fund this ongoing authority. With Board approval, Enterprise Capital is permitted to employ new Portfolio Managers for the Portfolios, change the terms of the Portfolio Manager Agreements or enter into a new Agreement with that Portfolio Manager. Shareholders of a Portfolio continue to have the right to terminate the Portfolio Manager's Agreement for the Portfolio at any time by a vote of the majority of the outstanding voting securities of the Portfolio. Shareholders will be notified of any Portfolio Manager changes or other material amendments to Portfolio Manager Agreements that occur under these arrangements.

Enterprise Capital is also responsible for conducting all operations of the Fund except those operations contracted to the Transfer Agent and Custodian.Enterprise Capital is a subsidiary of The Mutual Life Insurance Company of New York ("MONY"), one of the nation's largest insurance companies. Enterprise Capital, which was incorporated in 1986, served as principal investment adviser to Alpha Fund, Inc., the predecessor of the Fund's Growth Portfolio. Enterprise Capital's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

PORTFOLIO MANAGERS

The following sets forth certain information about each of the Portfolio Managers, the annual rate of compensation as a percentage of the Portfolio's net assets paid to Enterprise Capital ("Management Fee") and the portion of the Management Fee that Enterprise Capital pays to the respective Portfolio Managers. Typical minimum investment requirements for the Portfolio Managers range from $1,000,000 to $50,000,000. Due to these high minimums, this level of professional management was previously reserved for institutional investors and high net worth individuals. Collectively, the Portfolio Managers manage assets in excess of $232 billion.

GROWTH PORTFOLIO - The Portfolio Manager of the Growth Portfolio is Montag & Caldwell, Inc. ("Montag & Caldwell"). It has served as investment adviser to Alpha Fund, Inc., the predecessor of the Growth Portfolio, since the Fund was organized in 1968. Ronald E. Canakaris, President and Chief Investment Officer, is responsible for the day to day investment management of the Portfolio and has more than 33 years experience in the investment industry. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. It is controlled by Allegheny Corporation, a holding company owning 100% of the stock of Montag & Caldwell. Total assets under management for all clients at December 31, 1996, approximated $8.5 billion. Usual investment minimum: $20 million. Representative clients include: Alexander & Alexander Services; American Business Products; and Wake Forest University. Its address is 1100 Atlanta Financial Center, 3343 Peachtree Road, N.E., Atlanta, Georgia 30326. The Management Fee paid by the Growth Portfolio is .75% of net assets, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000; 33% for assets from $100,000,000 to $200,000,000; and 27% for assets greater than $200,000,000.

GROWTH AND INCOME PORTFOLIO The Portfolio Manager of the Growth and Income Portfolio is Retirement System Investors Inc. which is a subsidiary of Retirement Group Inc. Its address is 317 Madison Ave., New York, New York 10122. James P. Coughlin, President and Chief Investment Officer, is responsible for the day to day management of the Portfolio and has more than 30 years experience in the investment industry. Total assets under management for Retirement Investors Inc. was $558 million as of December 31, 1996. The Management Fee is
 .75%, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000 million; 33% of that fee on the next $100,000,000; and 27% of that fee thereafter.

EQUITY PORTFOLIO--The Portfolio Manager of the Equity Portfolio is OpCap Advisors which is a subsidiary of Oppenheimer Capital, a general partnership. The Portfolio Manager and its affiliates have operated as investment advisers to both mutual funds and other clients since l968, and had approximately $48.3 billion under management as of December 31, 1996. Eileen Rominger, Senior Vice President of Oppenheimer Capital, is responsible for the day-to-day management of the Portfolio. Ms. Rominger has more than 18 years experience in the investment industry. The annual Management Fee is .75% and the Portfolio
Manager receives 53% of that fee for assets under management up to $100,000,000 and 40% of that fee thereafter. Usual investment minimum is $10 million. OpCap's address is One World Financial Center, New York, New York 10281.

EQUITY INCOME PORTFOLIO - The Portfolio Manager of the Equity Income Portfolio is 1740 Advisers, Inc. ("1740 Advisers"). It is a subsidiary of MONY. Its address is 1740 Broadway, New York, New York 10019. John V. Rock, President and Director, is responsible for the day to day investment management of the Portfolio and has more than 33 years experience in the investment industry. Total assets under management (for the Equity

Income Portfolio and all other accounts managed) at December 31, 1996, were approximately $1.2 billion. Usual investment minimum: $20 million. The Management Fee paid by the Equity Income Portfolio is .75% of net assets, and the Portfolio Manager receives 40% of that fee for assets under management up to $100,000,000; 33% for assets from $100,000,000 to $200,000,000; and 27% for assets greater than $200,000,000.

CAPITAL APPRECIATION PORTFOLIO - The Portfolio Manager of the Capital Appreciation Portfolio is Provident Investment Counsel, Inc. ("PIC"). PIC traces its origins to an investment partnership formed in 1951. PIC is a wholly owned subsidiary of United Asset Management, Inc. Jeffrey J. Miller is a Managing Director of the firm and is responsible for the day to day management of the Portfolio. He has more than 24 years experience in the investment industry. Representative clients include: Bell Atlantic, McGraw-Hill and International Paper Co. Its address is 300 North Lake Avenue, Pasadena, California 91101. As of December 31, 1996, total assets under management for all clients were $18 billion. Usual investment minimum: $5 million. The Management Fee is .75% and the Portfolio Manager receives 66% of that fee for assets under management up to $100 million; .60% for assets under management for the next $100 million; and
 .40% for assets thereafter.

SMALL COMPANY GROWTH PORTFOLIO The Portfolio Manager of the Small Company Growth Portfolio is Pilgrim Baxter & Associates ("Pilgrim Baxter"). Its offices are at 1255 Drummers Lane, Suite 300, Wayne, Pennsylvania 19087. Pilgrim Baxter is a wholly owned subsidiary of United Asset Management, Inc. Gary Pilgrim, Chief Investment Officer of the firm, is responsible for the day to day management of the Portfolio. He has more than 29 years experience in the investment industry. As of December 31, 1996, total assets under management for all clients was $14.7 billion. Usual investment minimum: $20 million. The Management Fee is 1.00% and the Portfolio Manager receives 65% of that fee for assets under management up to $50,000,000 million; and 55% for assets under management for the next $50,000,000 million; and 45% for assets thereafter.

SMALL COMPANY VALUE PORTFOLIO - The Portfolio Manager of the Small Company Value Portfolio is GAMCO Investors, Inc. ("GAMCO"). Its offices are located at One Corporate Center, Rye, New York 10580. GAMCO is a majority owned subsidiary of Gabelli Funds, Inc. GAMCO's predecessor, Gabelli & Company, Inc., was founded in 1977 by Mario J. Gabelli who has served as its chief investment officer since inception. He will be responsible for the day-to-day management of the Portfolio and has more than 26 years of experience in the investment industry. As of December 31, 1996, total assets under management for all clients were $5.2 billion. Usual investment minimum is $1 million. The Management Fee is .75% and the Portfolio Manager receives 53% of that fee for assets under management up to $1,000,000,000 and 40% for assets in excess of $1,000,000,000.

INTERNATIONAL GROWTH PORTFOLIO - The Portfolio Manager of the International Growth Portfolio is Brinson Partners, Inc. ("Brinson"). Day to day management of this Portfolio is performed by a committee. Brinson Partners is a wholly owned subsidiary of Swiss Bank Corporation. As of December 31, 1996, Brinson's assets under management for all clients approximated $71.6 billion. Usual investment minimum: $25 million. Brinson's address is 209 South LaSalle Street, Chicago, Illinois 60604. The Management Fee is .85%, and the Portfolio Manager receives 53% of that fee for assets under management up to $100 million; 41% of that fee for assets under management from $100 million to $200 million; 38% of that fee for assets from $200 million to $500 million; and 29% of that fee for assets greater than $500 million.

GOVERNMENT SECURITIES PORTFOLIO - The Portfolio Manager of the Government Securities Portfolio is TCW Funds Management, Inc. The firm, founded in 1971, is a wholly-owned subsidiary of TCW Management Company, a Nevada corporation, whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. Philip A. Barach, Managing Director, and Jeffrey
E. Gundlach, Managing Director, are responsible for the day to day investment management of the Portfolio and have more than 33 years combined experience in the investment industry. As of December 31, 1996 TCW and its affiliated companies had approximately $54 billion under management or committed for management in various fiduciary and advisory capacities. Usual investment minimum: $35 million. The firm's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

The Management Fee is .60% and the Portfolio Manager receives 50% of that fee for assets under management up to $50,000,000 and 42% of that fee for assets under management greater than $50,000,000.

HIGH-YIELD BOND PORTFOLIO - The Portfolio Manager of the High-Yield Bond Portfolio is Caywood-Scholl Capital Management ("Caywood-Scholl"). This firm was formed in April 1986 and the following individuals own its stock: James Caywood, Eric Scholl and Salim Shah. Mr. Caywood, Managing Director and Chief Executive Officer, is responsible for the day to day management of the Portfolio. He has more than 28 years of investment industry experience. Caywood-Scholl provides investment advice exclusively with respect to high yield, low grade fixed income instruments. As of December 31, 1996, assets under management for all clients approximated $732 million. Usual investment minimum: $1 million. The address of Caywood-Scholl Capital Management is 4350 Executive Drive, Suite 125, San Diego, California 92121. The Management Fee is .60%, and the Portfolio Manager receives 50% of that fee for assets up to $100,000,000 and 42% of that fee for assets above $100,000,000.

TAX-EXEMPT INCOME PORTFOLIO - The Portfolio Manager of the Tax-Exempt Income Portfolio is Morgan Stanley Asset Management, Inc. ("Morgan Stanley"), which was founded in 1975 and serves as investment manager to a variety of institutional investors. Gerald P. Barth, Vice President, is responsible for the day to day management of the Portfolio and has more than 13 years industry experience. Morgan Stanley is a wholly-owned subsidiary of Morgan Stanley Group, Inc., which is a publicly owned investment banking firm. As of December 31, 1996, Morgan Stanley managed approximately $72.6 billion of assets for its various clients. Usual investment minimum: $25 million.. Its address is 1221 Avenue of the Americas, New York, New York 10020. The Management Fee is .50%, and the Portfolio Manager receives 50% of that fee for assets under management up to $50,000,000 and 30% of that fee for assets above $50,000,000.

MANAGED PORTFOLIO - The Portfolio Manager of the Managed Portfolio is OpCap Advisors, a majority owned subsidiary of Oppenheimer Capital, a general partnership. The investments of the Managed Portfolio are managed by Richard J. Glasebrook II, Managing Director of Oppenheimer Capital. He has more than 32 years of investment industry experience. As of March 31, 1996, Oppenheimer Capital and its affiliates had over $48.3 billion under management. Its usual investment minimum is $10 million. Its address is One World Financial Center, New York, New York 10281. The Management Fee is .75% and the Portfolio Manager receives 53% of that fee for assets up to $100,000,000 and 40% of that fee for assets in excess of $100,000,001.

MONEY MARKET PORTFOLIO - The Portfolio Manager of the Money Market Portfolio is Enterprise Capital, a wholly-owned subsidiary of MONY. Its address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. Enterprise Capital utilizes the services of The Mutual Life Insurance Company of New York employees for certain services relating to management of the Portfolio. Day-to-day management of the Portfolio is performed by a committee. MONY's address is 1740 Broadway, New York, New York 10019. Enterprise Capital began operating as Portfolio Manager on May 1, 1992. Total money market assets in the Portfolio at December 31, 1996, approximated $60.4 million. The Management Fee is .35%.

PAYMENT OF EXPENSES

The Investment Advisory Agreement obligates Enterprise Capital to provide investment advisory services to the Portfolios of the Fund and to furnish the Fund with certain administrative, clerical, bookkeeping and statistical services, office space and facilities and for paying the compensation of the officers of the Fund. Each Portfolio pays all other expenses incurred in its operation, and a portion of the Fund's general administrative expenses is allocated to each Portfolio either on the basis of its asset size, on the basis of special needs of such Portfolio, or equally, as is deemed appropriate. These expenses include expenses such as: custodial, transfer agent, brokerage, auditing and legal services, the printing of Prospectuses sent to existing shareholders, expenses relating to bookkeeping and recording and determining the net asset value of shares, and the expenses of qualification of a Portfolio's shares under the federal and state securities laws. The Fund's Board of Directors annually reviews allocation of expenses among the Portfolios.

Enterprise Capital has advised the Fund that it will reimburse such portion of the fees due to it under the Investment Adviser's Agreement as is necessary to assure, for the period commencing January 1, 1997 and ending no earlier than December 31, 1997, that expenses incurred by the Portfolios will not exceed the following percentages of average annual assets for the Y Class (annualized for periods of less than a fiscal year): Growth 1.30%; Growth and Income 1.05%; Equity 1.15%; Equity Income 1.05%; Capital Appreciation 1.30%; Small Company Growth 1.40%; Small Company Value 1.30%; International Growth 1.55%; Government Securities 0.85%; High-Yield Bond 0.85%; Tax-Exempt Income 1.30%; Managed 1.55% and Money Market 0.55%. The Portfolio Managers have advised the Fund that they may assist in a portion of the above-referenced reimbursement from time to time.

Enterprise Capital and the Fund entered into five agreements pursuant to which Enterprise Capital advanced on behalf of the Fund $33,748 to cover the costs of expanding the series to include a Small Company Value Portfolio $43,278 of expanding the series to include a Managed Portfolio; and $43,000 for each of the following: Equity Portfolio, Growth & Income Portfolio and Small Company Growth Portfolio and completing the appropriate registrations under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreements provide that these amounts will be repaid by each Portfolio, in five equal annual increments without interest, commencing at the end of the first fiscal year at which each such Portfolio have total net assets of $5 million or more. The Small Company Portfolio and Managed Portfolio have commenced such payments.

                                      TAXES

Each Portfolio of the Fund has qualified and intends to continue to qualify as a "regulated investment company" in 1995 under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of the Code, each Portfolio is regarded as a separate regulated investment company. If any Portfolio qualifies as a "regulated investment company" and complies with provisions of the Code which require regulated investment companies to distribute substantially all of their net income (both ordinary income and capital gain), the Portfolios will be relieved of federal income tax on the amounts distributed.

Dividends declared out of a Portfolio's net investment income, taking account of its realized short-term capital gains to the extent that they exceed its realized short-term capital losses but not taking account its realized long-term capital gains and losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Portfolio complies with certain requirements, some or all of the dividends (excluding capital gain dividends, as defined in the Code) received by the Portfolio's corporate shareholders may qualify for the 70% dividends received deduction available to corporations.

Distributions declared out of a Portfolio's realized net capital gain (realized net long-term capital gains in excess of realized net short-term capital losses) and designated by the Portfolio as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as long-term capital gain without regard to the length of time a shareholder has held stock of the Portfolio and regardless of whether paid in cash or additional shares.

The Portfolios may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to back-up Withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from Back-Up Withholding.

Distributions from retirement plans are also subject to 20% federal withholding if the shareholder fails to provide a tax identification number to the trustee or custodian and funds are not rolled over.

No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.

TAX-EXEMPT INCOME PORTFOLIO

Dividends derived from interest on Municipal Securities and designated by the Portfolio as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net long-term capital gains realized by the Portfolio are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income realized by the Portfolio will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to all distributions made by the Portfolio during each year. As with shares in all Portfolios, a sale, exchange or redemption of shares in the Tax-Exempt Income Portfolio is a taxable event and may result in capital gain or loss. In addition, generally any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

The Tax-Exempt Income Portfolio declares and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Portfolio on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

The Tax Reform Act of 1986 makes income from certain "private activity" bonds issued after August 7, 1986, an item of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Portfolio invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Portfolio distributions derived from interest income on those bonds. The Tax-Exempt Income Portfolio does not intend to invest more than 20% of its assets in private activity bonds. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Portfolio, is taken into account in determining that portion of Social Security benefits which is taxed.

The treatment for state and local tax purpose of distributions from the Tax-Exempt Income Portfolio representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

FOREIGN INCOME TAXES

Investment income received by the International Growth Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolio's assets to be invested within various countries is not known. The Portfolio intends to operate so as to obtain treaty-reduced rates of tax where applicable.

To the extent that this Portfolio is liable for foreign income taxes withheld at the source, the Portfolio also intends to operate so as to meet the requirements of the Code to "pass through" to the Portfolio's shareholders credits for foreign income taxes paid, but there can be no assurance that the Portfolio will be able to do so.

EXCISE TAX

The Federal tax laws impose a four percent nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in such tax laws. Each Portfolio of the Fund intends to comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

GENERAL

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Portfolios and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each Portfolio's shareholders.

Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

It is the Fund's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Portfolio. The per share dividends and distribution on each class of shares of a Portfolio will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Portfolio will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Portfolio less the estimated expenses of such Portfolio.

Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Portfolio at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Portfolios will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Portfolios until the shareholder notifies the Transfer Agent or the Portfolio in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

Distributions of capital gains from each of the Portfolios, other than the Money Market Portfolio, are made annually. Dividends from investment income of the Equity Portfolios (except the Equity Income Portfolio) and Managed Portfolio are declared and paid annually. Dividends on the Equity Income Portfolio are paid semiannually. Dividends from investment income of the Income Portfolios are declared daily and paid monthly. Dividends from investment income and any net realized capital gains of the Money Market Portfolio are declared daily and reinvested monthly in additional shares of the Money Market Portfolio at net asset value.

                             BROKERAGE TRANSACTIONS

Each Portfolio Manager selects the brokerage firms which complete portfolio transactions for that Portfolio, subject to the overall direction and review of Enterprise Capital and the Board of Directors of the Fund. The initial criterion which must be met by any Portfolio Manager in selecting brokers and dealers to effect securities transactions for a Portfolio is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Portfolio Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition. All brokerage transactions shall comply with Investment Company Act Rule 17e-1.

Subject to this primary objective, the Portfolio Managers may select for brokerage transactions those firms which furnish brokerage and research services to the Fund, Enterprise Capital, and the respective Portfolio Managers, or those firms who agree to pay certain of the Fund's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Rules of Fair Practice, those firms which have been active in selling shares of the Fund.

                               GENERAL INFORMATION

ORGANIZATION OF FUND

The Fund was incorporated January 2, 1968, as Alpha Fund, Inc., and its name was changed to The Enterprise Group of Funds, Inc. on September 14, 1987, and it expanded into a series fund and Alpha Fund became the Growth Portfolio of the Fund. The Money Market Portfolio was added commencing May 1, 1990; the Small Company Value Portfolio was added commencing October 1, 1993; the Managed Portfolio was added commencing October 3, 1994; and the Growth and Income Portfolio, Equity Portfolio and Small Company Growth Portfolio were added on May 1, 1997. Class A, B and Y shares were established May 1, 1995. Class C shares were established on May 1, 1997. The Fund is a Maryland corporation. Each Portfolio of the Fund is diversified, as that term is defined in the Investment Company Act of 1940.

OTHER CLASSES OF SHARES

Each Portfolio currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class A, Class B and Class C shares are the only classes of shares offered by this Prospectus. Class Y shares are only available to certain institutional purchasers of $1 million or more and to The Mutual of New York Employee 401(k) Plan and the Enterprise Capital Management, Inc. 401(k) Plan. Institutional investors eligible to purchase Class Y shares include banks, savings institutions, trust companies, insurance companies, investment companies as defined by the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund Inc. or other financial institutional buyer. Wrap account clients of broker/dealers and former Retirement System Fund Inc. shareholders are offered Class Y shares at a lower minimum purchase amount.

CAPITAL STOCK

The authorized capital stock of the Fund consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into 13 series with each series representing a separate Portfolio. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new classes will be authorized by the Board from time to time as new Portfolios with separate investment objectives and policies are established.

Each class of shares is entitled to participate in dividends and distributions declared by the respective Portfolios and in net assets of such Portfolios upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Portfolio are entitled to redeem their shares as set forth under "How to Redeem Fund Shares."

VOTING RIGHTS

Shares of each Portfolio are entitled to one vote per share and fractional votes for fractional shares. The Fund's shareholders have the right to vote on the election of Directors of the Fund and on any and all other matters on which, by law or the provisions of the Fund's bylaws, they may be entitled to vote.

Each series (i.e., Portfolio) of the Fund is further divided into four classes of shares: Class A, Class B, Class C and Class Y. Class A, Class B, Class C and Class Y shares represent interests in the same assets of a Portfolio and are identical in all respects, except that Class A and Class B, and Class C shares bear certain expenses related to distribution and servicing of such shares.

On matters relating to all Portfolios or Classes of shares and affecting all Portfolios or Class of shares in the same manner, shareholders of all Portfolios or Classes of shares are entitled to vote. On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios but affecting the Portfolios differently, separate votes by Portfolio are required. Each class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

The Fund and its Portfolios are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Fund, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank & Trust Company of Boston, Massachusetts acts as Custodian of the Fund's assets.

National Financial Data Services, Inc. acts as the Fund's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts and DST Systems, Inc. of Kansas City, Missouri.

REPORTS TO SHAREHOLDERS

The Fund sends to all its shareholders annual and semiannual reports, including a list of investment securities held in the Portfolios.

                                    APPENDIX

                       DESCRIPTION OF MUNICIPAL SECURITIES

Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short term obligations generally having a maturity of less than nine months.

New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings. Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

                   FLOATING RATE AND VARIABLE RATE SECURITIES

The Tax-Exempt Income Portfolio may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

INVESTMENT ADVISER
Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia  30326
Telephone:
1-800-432-4320  (Toll Free)

DISTRIBUTOR
Enterprise Fund Distributors, Inc.
Atlanta Financial Center
3343 Peachtree Road, N.E.
Suite 450
Atlanta, Georgia  30326
Telephone:
1-800-432-4320  (Toll Free)

CUSTODIAN
State Street Bank and Trust Company
Boston, Massachusetts

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore Ave., 2nd Floor
Kansas City, MO 64105-2112
Telephone:
1-800-368-3527 (Toll Free)

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Atlanta, Georgia  30309




MEMBER - INVESTMENT COMPANY INSTITUTE

                                TABLE OF CONTENTS

Expense Information
Prospectus summary
Condensed financial information
Investment objectives and policies of the Portfolios
Certain investment techniques and associated risks
Investment restrictions
How to purchase Portfolio shares
Shareholder services
How to exchange shares among the Portfolios
How to redeem Portfolio shares
Distributor's Agreement and Plan of Distribution
Performance comparisons
Management of the Fund
Taxes
Dividends and distribution
Brokerage transactions
General information
Appendix

                                   MAY 1, 1997


                                GROWTH PORTFOLIO
                            GROWTH & INCOME PORTFOLIO
                                EQUITY PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO
                         INTERNATIONAL GROWTH PORTFOLIO
                         GOVERNMENT SECURITIES PORTFOLIO
                            HIGH-YIELD BOND PORTFOLIO
                           TAX-EXEMPT INCOME PORTFOLIO
                                MANAGED PORTFOLIO
                             MONEY MARKET PORTFOLIO



                                     [LOGO]

                           Enterprise Group [LOGO]


                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION

                           --------------------------


EQUITY PORTFOLIOS:

         Growth Portfolio
         Growth and Income Portfolio
         Equity Portfolio
         Equity Income Portfolio
         Capital Appreciation Portfolio
         Small Company Growth Portfolio
         Small Company Value Portfolio
         International Growth Portfolio

INCOME PORTFOLIOS:

         Government Securities Portfolio
         High-Yield Bond Portfolio
         Tax-Exempt Income Portfolio

FLEXIBLE PORTFOLIO:

         Managed Portfolio

MONEY MARKET PORTFOLIO:

         Money Market Portfolio

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus.

         A copy of the Prospectus may be obtained by writing to the Fund at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Fund at the following numbers:

                           1-800-432-4320
                           1-800-368-3527  (SHAREHOLDER SERVICES)

         The date of the Prospectus to which this Statement of Additional Information relates is May 1, 1997.

         The date of this Statement of Additional Information is May 1, 1997.

                                TABLE OF CONTENTS



                                                                                                Page No.
         General Information and History
          (See Prospectus - General Information)

         Investment Objectives and Policies
         (See Prospectus - Investment Objectives and
                       Policies of the Portfolios)

         Management of the Fund
         (See Prospectus - Management of the Fund)

         Investment Advisory and Other Services
         Investment Advisory Agreement
         Portfolio Managers
         Distributor's Agreement and Plan of Distribution
         Miscellaneous
         (See Prospectus - Management of the Fund)

         Purchase, Redemption and Pricing of Securities
           Being Offered
                    Services for Investors
         (See Prospectus - How to Purchase Portfolio
                           Shares; How to Redeem Portfolio Shares)

                    Redemptions in Kind
                    Determination of Net Asset Value
         Portfolio Transactions and Brokerage
         Performance Comparisons
         Custodian
         Independent Accountants
         Taxes
         Financial Statements
         Appendix


                         GENERAL INFORMATION AND HISTORY

         The Enterprise Group of Funds, Inc. (the "Fund") was incorporated January 2, 1968 as Alpha Fund, Inc. Its name was changed to The Enterprise Group of Funds, Inc. on September 14, 1987, and at that same time: (i) the Fund's Board of Directors was authorized to establish any number of series of common stock of the Fund, each of which series would represent stock in a separate Portfolio; (ii) each outstanding share of the common stock of Alpha Fund, Inc. became one share of the newly established Growth Portfolio; and (iii) the Fund was reincorporated as a Maryland corporation with the shares of the Common Stock of the Fund divided into nine classes consisting of a separate class for each Portfolio. On May 31, 1989, the Fund's GNMA and Corporate Portfolios were combined with the Government Securities Portfolio reducing the number of Fund Portfolios to eight. Effective May 1, 1990, the Fund added its Money Market Portfolio. Effective April 21, 1993, the Fund liquidated the Precious Metals Portfolio. Effective October 1, 1993, the Fund added its Small Company Value Portfolio and effective October 3, 1994, the Fund added its Managed Portfolio. Effective May 1, 1995, the Fund added Class B and Class Y shares. Effective May 1, 1997 the Fund added Class C Shares and the Equity, Equity Income and Small Company Growth Portfolios.

         INTERNATIONAL GROWTH PORTFOLIO - Capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

         The International Growth Portfolio Manager believes that, over the long term, investing across international equity markets based upon discrepancies between market prices and fundamental values may achieve a positive enhancement for the Portfolio's investment performance relative to the returns from the Benchmark.

         Fundamental value is considered to be the current value of long-term, sustainable future cash flows derived from a given asset class or security. In determining fundamental value, the Portfolio Manager examines the relative price to value of the investment opportunity based upon the prospects for relative economic growth among countries, regions or geographic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships. Investment decisions are based on comparisons of current market prices to fundamental values.

         Although it may invest anywhere in the world, it is expected that the Portfolio will primarily invest in the equity markets included in the Morgan Stanley Capital International Non-U.S. Equity (Free) Index which currently are Japan, the United Kingdom, Germany, France, Canada, Italy, the Netherlands, Australia, Switzerland, Spain, Hong Kong, Belgium, Singapore, Malaysia, Sweden, Denmark, Norway, New Zealand, Austria, Finland and Ireland. The composition of the Index may change over time, according to criteria established by Morgan Stanley.

         The "Asset Allocation Mix," set forth below, represents the asset allocation mix based on the Benchmark as of December 31, 1996, and may shift over time as the Benchmark index weights change.

Asset Class       Asset Allocation Mix     Asset Class Strategy Ranges
-----------       --------------------     ---------------------------
Non-U.S. Equities          100%                      80-100%
Cash and Cash                0%                        0-20%
  Equivalents              100%

         The "asset class strategy ranges" indicated above are the ranges within which the Fund expects to make its active asset allocations to specific asset classes. Under all but unusual market conditions, the Portfolio expects to adhere to the strategy ranges set forth above. However, the Portfolio's strategy ranges may be exceeded by the Portfolio under unusual market conditions.

         The investment policies of the Portfolios along with a description of the securities in which the Portfolios invest, certain risks connected with investments in the Portfolios, and a description of investment techniques used by the Portfolios are set forth in the Prospectus.

                           1.c INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which cannot be changed as to any individual Portfolio without approval by the holders of a majority of the outstanding shares of the relevant Portfolio. (As used - in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Portfolio" means the lessor of (i) 67% of the shares of the relevant Portfolio represented at a meeting at which more than 50% of the outstanding shares of that Portfolio are represented in person or by proxy or
(ii) more than 50% of the outstanding shares of the relevant Portfolio.) Except as otherwise set forth, none of the Portfolios may:


         1. As to 75% of the assets of any Portfolio, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer.

         2. Purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such securities would cause the Portfolio's investment in such companies taken at cost to exceed 5% of the value of the Portfolio's total assets. (The High Yield Bond and Tax-Exempt Income Portfolios are not subject to this restriction.)

         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts as permitted by its investment program.

         4. Make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Portfolio as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short portion as to them. In no event will a Portfolio make short sales of securities in such a manner that the value of its net assets used to cover such sales would exceed 15% of the value of its net assets at any time. The short sales of the type described above, which are called "sales against the box," may be used by a Portfolio when management believes that they will protect profits or limit losses in investments and would be used chiefly in deferring a tax gain or loss.

         5. Borrow money, except that a Portfolio may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 5% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Portfolio will not purchase securities while borrowings are outstanding. A Portfolio will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 15% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or of its investment advisor holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization.

         8. Invest in real estate; this restriction does not prohibit the Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10. Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify the Portfolio or the Fund as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11. Except for the Money Market Portfolio, make any investment which would cause more than 25% of the total assets of the Portfolio to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Portfolio may invest more that 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Portfolio may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Portfolio.

        12. Participate with others in any trading account. This restriction does not prohibit the Fund or any Portfolio from combining portfolio orders with those of other Portfolios or other clients of the investment adviser or Portfolio Managers when to do so would permit the Fund and one or more Portfolios to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (See "Portfolio Transactions and Brokerage" below.)

        13. Invest more than 10% of the value of its assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily saleable.

        In addition, management of the Fund has adopted the following restrictions which apply to all of the Portfolios and may be changed only by the Board of Directors of the Fund. No Portfolio will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants (Included in that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.), or (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions.

                             MANAGEMENT OF THE FUND

        The directors and officers of the Fund, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the 1940 Act, are denoted by an asterisk. As to their duties relative to the Fund, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Ste. 450, Atlanta, GA 30326.

NAME, AGE AND POSITION WITH THE FUND                          PRINCIPAL OCCUPATION
------------------------------------                          --------------------
                                                              PAST FIVE YEARS
                                                              ---------------
Arthur T. Dietz (73)                                          President, ATD Advisory Services,
Director                                                      Inc. since 1996; President and Chief
Member of the Audit Committee                                 Chief Executive Officer, Strategic Portfolio
                                                              Management, Inc., 1987-1996; Mills B. Lane
                                                              Professor of Finance and Banking, Emory University,
                                                              1954-1988; Trustee, Enterprise Accumulation
                                                              Trust; Director, Medical Synergies, Inc.

*Samuel J. Foti (45)                                          President and Chief Operating
Director                                                      Officer, MONY since 1994; Executive Vice
                                                              President, MONY (1991-1994); Trustee, MONY
                                                              since 1993; Senior Vice President and
                                                              Chief Marketing Officer, MONY (1989 - 1991);
                                                              Trustee, Enterprise Accumulation Trust.

Arthur Howell (78)                                            Of Counsel, law firm of Alston Director & Bird,
                                                              Atlanta, Georgia;  President Chairman of the Audit
                                                              Committee and Chairman of the Board, Summit
                                                              Industries, Inc.; Secretary of the Executive
                                                              Committee, Crescent Banking Co., Inc.; Trustee,
                                                              Enterprise Accumulation Trust.

William A. Mitchell, Jr.(59)                                  President, Carter & Associates
Director                                                      (real estate development), Atlanta, Georgia;
                                                              Trustee, Enterprise Accumulation Trust.

Lonnie H. Pope (63)                                           President and Chief Executive
Director                                                      Officer of AFF, Inc. (creator and
Member of the Audit Committee                                 manufacturer of aromatics, flavors and fragrances),
                                                              Marietta, Georgia; Trustee, Enterprise Accumulation
                                                              Trust.

*Michael I. Roth (51)                                         Chairman and Chief Executive

Director                                                      Officer, MONY since 1993; President and Chief
                                                              Executive officer, MONY (1991-1993);
                                                              Executive Vice President and Chief Financial
                                                              Officer, MONY (1989-1991); Executive Vice
                                                              President and Chief Financial Officer, Primerica
                                                              Corporation (1987); Executive Vice President,
                                                              Primerica Corporation (1982-1987); Trustee,
                                                              Enterprise Accumulation Trust; Director,
                                                              American Council of Life Insurance (ACLI).

*Victor Ugolyn (49)                                           Chairman, President and Chief
Director                                                      Executive Officer, The Enterprise Group of Funds,
                                                              Inc. since 1991; Chairman, President and Chief
                                                              Executive Officer, Enterprise Capital and
                                                              Enterprise Fund Distributors, Inc. since 1991;
                                                              Chairman, President and Chief Executive Officer,
                                                              Enterprise Accumulation Trust; Vice Chairman and
                                                              Chief Marketing Officer, Value Line Securities,
                                                              Inc. (1986-1991).

Catherine R. McClellan (41)                                   Secretary, Enterprise
Secretary                                                     Accumulation Trust; Senior Vice President,
                                                              Secretary and Chief Counsel, Enterprise Capital
                                                              Management, Inc.; Senior Vice President, Secretary
                                                              and Chief Counsel, Enterprise Fund Distributors,
                                                              Inc.

Herbert M. Williamson (46)                                    Assistant Secretary and
Treasurer                                                     Treasurer, Enterprise Accumulation Trust,
                                                              Enterprise Capital Management, Inc. and Enterprise
                                                              Fund Distributors, Inc.

Phillip G. Goff (33)                                          Vice President and Chief Financial
                                                              Officer, Enterprise Accumulation
                                                              Trust, Enterprise Capital
                                                              Management, Inc. and Enterprise Fund
                                                              Distributors, Inc. 1995 - present;
                                                              Audit Manager, Coopers & Lybrand,
                                                              L.L.P., 1986 - 1995.

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Fund, of Enterprise Capital Management, Inc. (the Fund's investment adviser), and of Enterprise Fund Distributors, Inc. (the distributor of the Fund's Shares), as that term is defined in the Investment Company Act of 1940.

At December 31, 1996, the officers and directors of the Fund as a group owned less than one percent of the shares of each Portfolio.

The Fund pays fees to those directors who are not "interested persons" of the Fund at the rate of $10,000 per director per year plus $1,000 for each special or committee meeting attended. The Fund pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Fund's investment adviser, Enterprise Capital Management, Inc. No fees were paid to the "interested" directors of the Fund.

The following sets forth compensation paid to each of the Directors during 1996:

(1)                                   (2)              (3)                (4)             (5)
NAME                                  AGGREGATE        PENSION OR         ESTIMATED       TOTAL
                                      COMPENSA-        RETIREMENT         ANNUAL          COMPENSATION
                                      TION FROM        BENEFITS           BENEFITS        FROM REGISTRANT
                                      REGISTRANT       ACCRUED AS         UPON            AND FUND COMPLEX
                                                       PART OF            RETIREMENT      PAID TO
                                                       FUND               DIRECTORS*
                                                       EXPENSES
Arthur T. Dietz                       $14,500             None               None            $23,350
Arthur Howell                         $14,500             None               None            $23,350
William A. Mitchell, Jr.              $13,000             None               None            $21,250
Lonnie H. Pope                        $14,500             None               None            $23,350

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement (the "Adviser's Agreement") with Enterprise Capital Management, Inc. ("Enterprise Capital") which, in turn, has entered into Portfolio Manager's Agreements with each of the Portfolio Managers as discussed in the Prospectus. Enterprise Capital functions as the adviser to the Money Market Portfolio. Enterprise Capital is a subsidiary of The Mutual Life Insurance Company of New York ("MONY"), one of the nation's largest insurance companies. Enterprise Capital was incorporated in 1986. Enterprise Capital's address is Suite 450, 3343 Peachtree Road, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of Enterprise Capital.

     The Adviser's Agreement obligates Enterprise Capital to provide investment advisory services to the Portfolios of the Fund, to furnish the fund with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Fund. Each Portfolio pays all other expenses incurred in its operation, and a portion of the Fund's general administrative expenses are allocated to the Portfolios either on the basis of their asset size, on the basis of special needs of any Portfolio, or equally as is deemed appropriate. The Fund's Board of Directors annually reviews allocation of expenses among the Portfolios.

     The Adviser's Agreement authorizes Enterprise Capital to enter into subadvisory agreements with various investment advisers as Portfolio Managers for the Portfolios of the Fund. The Portfolio Manager's Agreements are substantially the same in all material respects except for the names of the Portfolio Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Fund to Enterprise Capital and which Enterprise Capital pays to the Portfolio Managers.

     Enterprise Capital is the Portfolio Manager of the Money Market Portfolio. It utilizes the services of The Mutual Life Insurance Company of New York employees for certain services relating to management of the Portfolio. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.

     Expenses that are borne directly by the Portfolios incurring such costs include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Expenses which are generally allocated either on the basis of size or equally among the respective Portfolios include director fees, legal expenses, state franchise taxes, costs of printing of proxies, prospectuses, registration statements and shareholder reports, printing and issuance of stock certificates and other expenses properly payable by the Fund that are allocable to the respective

Portfolios. Litigation costs, if any, may be directly allocable to the Portfolios or allocated on the basis of the size of the respective Portfolios. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

     Enterprise Capital has advised the Fund that it will reimburse such portion of the fees due to it under the Adviser's Agreement as is necessary to assure, for the period commencing January 1, 1997 and ending no earlier than December 31, 1997 that expenses incurred by the Portfolios will not exceed those which appear as part of the Expense TAble, page 2, to the Prospectus. This commitment was also in effect from January 1, 1989 through December 31, 1996.

           The table below sets forth the 1996 breakdown by Portfolio of (1) the investment advisory fee paid to Enterprise Capital, (2) the percentage of the Management Fee to be paid by Enterprise Capital to the Portfolio Manager, (3) the portfolio management fee paid by Enterprise Capital to the Portfolio Manager, (4) the net advisory fee left to Enterprise Capital after payment of the portfolio management fee, and (5) the amount of the expense reimbursement paid by Enterprise Capital to the Portfolio to assure that expenses incurred by the Portfolio did not exceed 2.0% of average annual net assets for the Equity Portfolios and 1.3% of average annual net assets for the Income Portfolios. To the extent that the Management Fee equals or exceeds .75% of the average daily net asset values of a Portfolio, such fee is higher than the fee charged to most investment companies. However, the Board of Directors has determined that such fees are reasonable in light of the services, investment decisions and investment techniques employed by the Portfolios.

PORTFOLIO                           (1)           (2)           (3)           (4)          (5)
---------
Growth                          $1,282,393        40%(1)      474,978       807,415      37,407(2)
Equity Income                      523,261        40%         209,391       313,870     126,447
Capital Appreciation               935,780        66%(3)      611,348       324,432      21,601(2)
Small Company Value                153,784        40%(4)       72,105        81,679     128,396
International Growth               353,427        50%         187,181       166,246      80,932
Government Securities              490,882        50%(5)      229,645       261,237      94,868
High-Yield Bond                    339,960        50%         170,056       169,904     114,041
Tax-Exempt Income                  162,828        50%          81,452        81,376      51,959
Managed                          1,164,633        53%         568,181       596,452      ------
Money Market                       160,844        --          -------       160,844      82,594

(1)   33% of assets $100,000,001 - $200,000,000
(2) Reflects total expenses before reduction for brokerage commission credits which are reflected as expense reimbursement.
(3)   60% of assets in excess of $100,000,001 - $200,000,000
(4)   42% of assets in excess of $500,000,001
(5)   53% of assets in excess of $20,000,001

PORTFOLIO MANAGERS

Montag & Caldwell, Inc.

         Montag & Caldwell was established in 1945 as an investment adviser.

TCW Funds Management, Inc.

         TCW Funds Management, Inc. was established for the sole purpose of managing investment portfolios. The 1997 Money Market Directory of Pension Funds and their Investment Managers ranks TCW as the 13th largest investment counselling firm in the United States of the 1,261 firms surveyed.

         Additional information concerning the Portfolio Managers and their annual rate of compensation is set forth in the Prospectus.

DISTRIBUTOR'S AGREEMENT AND PLAN OF DISTRIBUTION

         The Distributor's Agreements and Plans of Distribution (the "12b-1 Plans") between the Fund and Enterprise Fund Distributors, Inc. ("Enterprise Distributors"), pursuant to which Enterprise Distributors serves as principal underwriter of the Fund's shares, is described in the Prospectus. The 12b-1 Plans provide for the payment by the Fund to Enterprise Distributors of a daily distribution fee.

                     TOTAL CONTINGENT DEFERRED SALES CHARGES


                  DISTRIBUTION     COMMISSION &    CDSC             CDSC PAID TO     MARKETING &      TRAVEL,
                  FEES PAID TO     SALES FEES      COLLECTED &      DEALERS          ADVERTISING      TELEPHONE &
                  EFD              PAID TO EFD     PAID TO EFD                       FEES PAID        OTHER
                                                                                     AUTHORIZED
                                                                                     FEES PAID
1996              $3,696,663       $692,305        $ 6,916          $1,725,493       $1,045,791       $328,418
1995              $2,487,595       $505,970        $ 3,074          $1,255,109       $  585,683       $301,269
1994              $2,232,408       $627,245        $23,779          $2,322,408       $  866,155       $535,608


MISCELLANEOUS

         The terms of each of the Investment Adviser's Agreement, the Distributor's Agreements and Plans of Distribution, the Transfer Agent Agreement, the Accounting Agreement and the Portfolio Manager's Agreements (collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940 (the "1940 Act"); (ii) must be approved annually by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the directors of the Fund who are not parties to such contract or "interested persons" (as such term is defined in the 1940 Act) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party. The Distributor's Agreement and Plan of Distribution were most recently approved by the shareholders at the Special Meeting of Shareholders held APRIL 26, 1995. The Investment Adviser's Agreement was most recently approved by the shareholders at the Annual Meeting of Shareholders held JULY 25, 1988. The Fund's Board of Directors most recently approved continuance of the Investment Adviser's Agreement and the Portfolio Manager's Agreements on February 20, 1997.


          PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Information concerning purchase and redemption of shares of the Fund's Portfolios, as well as information concerning computation of net asset value per share is set forth in the Fund's Prospectus.

SERVICES FOR INVESTORS

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by Enterprise Distributors, except for the normal cost of issuing shares, which is paid by the Fund.

AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Portfolio(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Fund at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Portfolios in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Fund.

AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Portfolio Account on a monthly basis for automatic investments into one or more of the other Portfolios of the same Class. The Portfolio from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Enterprise Portfolio, or they may open a new account subject to an initial minimum investment of $100.

LETTER OF INTENT INVESTMENTS. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Portfolios should complete the appropriate portion of the new account application.

RIGHT OF ACCUMULATION DISCOUNT. Investors who make an additional purchase of Class A shares of the Fund which, when combined with the value of their existing aggregate holdings of shares of the Portfolios of the Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "How to Purchase Portfolio Shares" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated.

CHECKWRITING. A check redemption feature is available on the Money Market Portfolio Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting Enterprise Capital Management. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

SYSTEMATIC WITHDRAWAL PLAN. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Portfolio(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying portfolio securities. For this reason, the payments cannot be considered as a yield of income on the investment.

RETIREMENT PLANS. The Fund offers various Retirement Plans: IRA (for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from Enterprise Distributors. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

REDEMPTIONS IN KIND

         The Fund's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Fund. To date, all redemptions have been made in cash, and the Fund anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed through a distribution of portfolio securities, the recipient would incur brokerage commissions upon the sale of such securities.

DETERMINATION OF NET ASSET VALUE

         The net asset value of each Portfolio's shares is determined once daily as of the close of the New York Stock Exchange (usually 4 p.m. Eastern time) on each day on which the Exchange is open for trading. The net asset value of a share is computed by dividing the value of the net asset of the Portfolio by the total number of shares outstanding.

Money Market Portfolio

         The net asset value of the Money Market Portfolio is computed by dividing the total value of the Portfolio's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the portfolio securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities can be expected to increase; when yields increase, the market value of a portfolio invested at lower yields can be expected to decline. In addition, if the Portfolio has net redemptions at a time when interest rates have increased, the Portfolio may be forced to sell portfolio securities prior to maturity at a price below the Portfolio's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Portfolio were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

Other Portfolios

         The net asset value of Portfolios other than the Money Market Portfolio is computed by dividing the total value of the series' securities and other assets, less liabilities, by the number of series shares then outstanding. Securities other than money market instruments maturing in 60 days or less which are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the last bid price. Securities other than money market instruments maturing in 60 days or less traded in the over-the-counter market are valued at the last bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities which are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. Money market instruments with maturities of 60 days or less are valued using the amortized cost method of valuation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio transactions and brokerage policies of the Fund are set forth in the Prospectus. In the last three fiscal years ended December 31, the Fund has paid the following aggregate amounts for brokerage commissions on transactions in portfolio securities: 1994 - $601,596; 1995 - $489,729; 1996 -
$762,622.

                             PERFORMANCE COMPARISONS

         From time to time the Fund may advertise a Portfolio's "yield" as "total return." See the Prospectus under "Performance Comparisons" for an explanation of the method of calculation of "yield" or "total return."

         From time to time, a portfolio's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indexes such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Low Grade Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Brothers Analytical Record of Yield and Yield Spreads, and the Salomon Brothers World Money Market Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Also, a portfolio's performance may be compared to the historical returns of various investments, performances indexes of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Fund's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper Analytical Services, Inc. ("Lipper"), an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         The Fund may be compared in advertising to Certificates of Deposit ("CDs") or other investments issued by banks. The Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money markets seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         From time to time, the Fund may provide hypothetical illustrations based on past performance for a particular time period. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during a particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         The Fund may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                    CUSTODIAN

         State Street Bank and Trust Company of Boston, Massachusetts, has been retained to act as custodian of the assets of the Fund.

                             INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P. whose address is 1100 Campanile Building, Atlanta, Georgia, 30309, has been retained to serve as the Fund's independent accountants.

                                      TAXES

See the Prospectus for information concerning taxes.

                              FINANCIAL STATEMENTS
                              --------------------

                                                                          Annual

                                                                          Report

                                                                          Page

                                                                          Number
                                                                          ------

Financial Statements

Portfolios of Investment Securities,
                  December 1, 1996 .........................................  4
Statement of Assets and Liabilities,
                  December 31, 1996 ........................................ 52
         Statements of Operations for the
                  Year Ended December 31, 1996 ............................. 54
         Statements of Changes in Net Assets
                  for Each of the Two Years Ended
                  December 31, 1995 and 1996 ............................... 56

Financial Highlights ....................................................... 60

Notes to Financial Statements .............................................. 74

Report of Independent Accountants .......................................... 83

                                    APPENDIX

                      RATINGS OF CORPORATE DEBT SECURITIES

         MOODY'S INVESTORS SERVICE, INC.(1)

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

         Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

----------------
(1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION(2)

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB,B,CCC,CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


-------------------
(2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                 PART B, ITEM 23


(Registrant will submit Part b, Item No. 23 with its 48j5(b) on or before April 30, 1997.)

                            PART C. OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements:

                           The audited financial statements as to the Fund are in the 1996 Annual Report to Shareholders, a copy will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997.

                           Portfolio of Assets and Liabilities, December 31, 1996 Statement of Assets and Liabilities, December 31, 1996 Statement of Operations for the Year Ended December 31, 1996 Statement of Changes in Net Assets for each of the Two Years Ended December 31, 1995 and 1996

                  (b)      Exhibits:

                           (1) Registrant's charter: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith; Amendment to Charter dated April 26, 1995 filed with Amendment No. 43 dated April 26, 1995, and incorporated herewith.

                           (2) By-Laws: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith; Amendment to By-Laws, dated November 17, 1994 filed with Amendment No. 43 dated April 26, 1995, and incorporated herewith.

                           (3)      Not applicable.

                           (4) Specimen share certificate: Filed with Amendment No. 29, dated November 27, 1987 and incorporated herewith.

                           (5) Investment Advisory Agreement: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith.

                           (6)      (i)      General Distributor's
                                             Agreement: Filed with Amendment No.
                                             39, and dated April 28, 1994, and
                                             incorporated herewith; Addendum to
                                             Distributor's Agreement, filed
                                             April 26, 1995, and incorporated
                                             herewith.

                                    (ii)     Prototype Soliciting Broker/Dealer
                                             Agreement: Filed with Amendment No.
                                             39, dated April 28, 1994, and
                                             incorporated herewith; Addendum to
                                             the Soliciting Broker/Dealer
                                             Agreement, filed with Amendment No.
                                             43 dated April 26, 1995 and
                                             incorporated herewith.

                           (7)      Not applicable.

                           (8) Form of Custodian Contract: Filed with Amendment No. 39, dated April 28, 1994, and incorporated herewith.

                           (9)      Not applicable.

                           (10)     Opinion of Counsel: Filed herewith as
                                    Exhibit 10.

                           (11) Consent of Coopers & Lybrand, L.L.P.: Filed herewith as Exhibit 11.

                           (12) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders and will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997.

                           (13)     Not applicable.

                           (14)     Not applicable.

                           (15)     Distribution Agreements: Filed with
                                    Amendment No. 43, dated April 26, 1995 and incorporated herewith.

                           (16) Computation of performance: Included in Part A herein and incorporated by reference.

                           (17) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders.

                           (18) All financial statements required to be filed under Item 23 are included in the 1996 Annual Report to Shareholders and will be filed pursuant to a Post-Effective Amendment on or before April 30, 1997.


ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               None.

ITEM 26.       NUMBER OF HOLDERS OF SECURITIES

                                                       Number of Record
                                                       Holders
                                                       as of the date of this
                                                       Statement of

Additional
                           Title of Class              Information
                           --------------              -----------

                           Shares of Beneficial Interest          85,143

ITEM 27.          INDEMNIFICATION

                  Reference is made to the provisions of Article Sixth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) to this Registration Statement.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28.          (a)      Business and Other Connections of Investment Adviser

                           Enterprise Capital Management, Inc. is the investment adviser of the Registrant.

                  (b) Business and Other Connections of Officers and Directors of Investment Adviser

                           For information as the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of this Registration Statement and to the registration of Form ADV of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

ITEM 29.          PRINCIPAL UNDERWRITERS

                  (a) Enterprise Fund Distributors, Inc. is the general distributor of Registrant's shares.

                  (b) The information contained in the registration on Form BD of Enterprise Fund Distributors, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

                  (c)      Not Applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

Entity                  Function            Address
The Enterprise Group    Registrant          Atlanta Financial Center
of Funds, Inc.                              3343 Peachtree Road, N.E., Suite 450
                                            Atlanta, GA   30326-1022

Enterprise Capital      Investment          Same as above.
Management, Inc.        Adviser

Enterprise Fund         Distributor         Same as above.
Distributors, Inc.

THE RECORDS OF THE PORTFOLIO MANAGERS ARE KEPT AT THE FOLLOWING LOCATIONS:

Growth Portfolio                    Montag & Caldwell, Inc.
                                    Atlanta Financial Center
                                    3343 Peachtree Road, N.E.
                                    Atlanta, GA   30326-1450

Growth & Income                     Retirement Systems Investors, Inc.
Portfolio                           317 Madison
                                    New York, NY 10122

Equity Portfolio                    OpCap Advisors
                                    One World Financial Center
                                    New York, NY 10281

Equity and Income                   1740 Advisers, Inc.
Portfolio                           1740 Broadway
                                    New York, NY   10019

Capital Appreciation                Provident Investment Counsel
Portfolio                           300 North Lake Avenue
                                    Pasadena, CA   91101

Small Company Growth                Pilgrim Baxter Associates, Ltd.
Portfolio                           1255 Drummers Lane
                                    Ste. 300
                                    Wayne, PA 19087

Small Company Value                 GAMCO Investments, Inc.
Portfolio                           One Corporate Center
                                    Rye, New York  10580

International Growth                Brinson Partners, Inc.
Portfolio                           209 South LaSalle Street
                                    Chicago, IL   609604

Government Securities               TCW Funds Management, Inc.
Portfolio                           865 South Figueroa Street, Suite 1800
                                    Los Angeles, CA   90017

High-Yield Bond                     Caywood-Scholl Capital Management
Portfolio                           4350 Executive Drive, Suite 125
                                    San Diego, CA   92121

Tax-Exempt Income                   Morgan Stanley Asset Management, Inc.
Portfolio                           1221 Avenue of the Americas
                                    New York, NY   10020

Managed Portfolio                   OpCap Advisors
                                    One World Financial Center
                                    New York, New York   10281

Money Market Portfolio              Enterprise Capital Management, Inc.
                                    Atlanta Financial Center
                                    3343 Peachtree Road, N.E., Suite 450
                                    Atlanta, GA   30326


ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Registrant undertakes to file a Post-Effective Amendment, using financials which need not be certified within four to six months following the effective date of this Post-Effective Amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia on the 27th day of February, 1997.

                           THE ENTERPRISE GROUP OF FUNDS, INC.

                           By: /s/ Victor Ugolyn
                              -------------------------------------------------
                               Victor Ugolyn, Chairman, President and Chief
                               Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Capacity                           Date
---------                           --------                           ----

/s/                                 Chairman, President and            February 27, 1997
---------------------------------   Chief Executive Officer
Victor Ugolyn


                                    Principal Financial and            February 27, 1997
---------------------------------   Accounting Officer
Phillip G. Goff


/s/ Arthur T. Dietz                 Director                           February 27, 1997
---------------------------------
Arthur T. Dietz

/s/ Samuel J. Foti                  Director                           February 27, 1997
---------------------------------
Samuel J. Foti

/s/ Arthur Howell                   Director                           February 27, 1997
---------------------------------
Arthur Howell

/s/ Lonnie H. Pope                  Director                           February 27, 1997
---------------------------------
Lonnie H. Pope

/s/ William A. Mitchell, Jr.        Director                           February 27, 1997
---------------------------------
William A. Mitchell, Jr.

/s/ Michael I. Roth                 Director                           February 27, 1997
---------------------------------
Michael I. Roth

                                INDEX TO EXHIBITS


10       Opinion of Counsel

11       Consent of Independent Accountants